As filed with the Securities and Exchange Commission on April 14, 2026
Registration No. 333-276157

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.  [  ]
Post-Effective Amendment No. 6 [X]
(Check appropriate box or boxes.)
-----------------------------------
MEMBERS Life Insurance Company
(Name of Insurance Company)
2000 Heritage Way
Waverly, Iowa 50677
(Address of Insurance Company’s Principal Executive Offices) (Zip Code)
(319) 352-4090
(Insurance Company’s Telephone Number, including Area Code)
Britney Schnathorst, Esq.
MEMBERS Life Insurance Company
2000 Heritage Way
Waverly, Iowa 50677
(319) 352-4090
(Name and Address of Agent for Service)
--------------------------------------------
COPY TO:
Stephen E. Roth, Esq.
Thomas E. Bisset, Esq.
Eversheds Sutherland (US) LLP
700 Sixth Street, NW, Suite 700
Washington, DC  20001
(202) 383-0100
Approximate Date of Proposed Public Offering:  As soon as possible after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
  ☐  Immediately upon filing pursuant to paragraph (b)
  ☒  On May 1, 2026 pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)(1)
  ☐  On (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”).
If appropriate, check the following box:
  ☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:
☐  New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐  Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐  If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
☒  Insurance Company relying on Rule 12h-7 under the Exchange Act
☐  Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)
Title of Securities Being Registered: TruStage® Zone Income Annuity

MEMBERS Life Insurance Company
SUPPLEMENT DATED MAY 1, 2026
to
TruStage® Zone Income Annuity
Prospectus Dated May 1, 2026
This Rate Sheet Supplement (this "Supplement") updates the Base Withdrawal Percentages and Annual
Increase Percentages for the Guaranteed Lifetime Withdrawal Benefit (the “GLWB”) under the TruStage®
Zone Income Annuity Contract (the “Contract”). Please read this Supplement carefully and retain it with your Contract prospectus for future reference.
The below Base Withdrawal Percentages and Annual Increase Percentages for the GLWB are in effect for new Contracts issued after December 10, 2022. Once your Contract and GLWB Rider are issued, the
Base Withdrawal Percentages and Annual Increase Percentages applicable to your Contract Issue Date will not change for the life of your Contract.

Age of Younger Covered Person as of the Contract Issue Date	Base Withdrawal Percentage		Annual Increase Percentage
	Single Life	Joint Life	Single Life	Joint Life
21 - 44	2.50%	2.00%	0.40%	0.40%
45	3.50%	3.00%	0.40%	0.40%
46	3.65%	3.15%	0.40%	0.40%
47	3.80%	3.30%	0.40%	0.40%
48	3.95%	3.45%	0.40%	0.40%
49	4.10%	3.60%	0.40%	0.40%
50	4.25%	3.75%	0.40%	0.40%
51	4.40%	3.90%	0.40%	0.40%
52	4.55%	4.05%	0.40%	0.40%
53	4.70%	4.20%	0.40%	0.40%
54	4.85%	4.35%	0.40%	0.40%
55	5.00%	4.50%	0.40%	0.40%
56	5.10%	4.60%	0.40%	0.40%
57	5.20%	4.70%	0.40%	0.40%
58	5.30%	4.80%	0.40%	0.40%
59	5.40%	4.90%	0.40%	0.40%
60	5.50%	5.00%	0.40%	0.40%
61	5.65%	5.15%	0.40%	0.40%
62	5.80%	5.30%	0.40%	0.40%
63	5.95%	5.45%	0.40%	0.40%
64	6.10%	5.60%	0.40%	0.40%
65	6.25%	5.75%	0.40%	0.40%
66	6.30%	5.80%	0.40%	0.40%
67	6.35%	5.85%	0.40%	0.40%
68	6.40%	5.90%	0.40%	0.40%
69	6.45%	5.95%	0.40%	0.40%
70	6.50%	6.00%	0.40%	0.40%

71	6.60%	6.10%	0.40%	0.40%
72	6.70%	6.20%	0.40%	0.40%
73	6.80%	6.30%	0.40%	0.40%
74	6.90%	6.40%	0.40%	0.40%
75	7.00%	6.50%	0.40%	0.40%
76	7.05%	6.55%	0.40%	0.40%
77	7.10%	6.60%	0.40%	0.40%
78	7.15%	6.65%	0.40%	0.40%
79	7.20%	6.70%	0.40%	0.40%
80+	7.25%	6.75%	0.40%	0.40%
This Supplement has no specified end date. These rates are effective for new Contracts until superseded by a subsequent Rate Sheet Supplement. We will file a new Rate Sheet Supplement at least 10 Business Days before new Base Withdrawal Percentages and Annual Increase
Percentages go into effect.
Please refer to Appendix C of the prospectus for historical Base Withdrawal Percentages and Annual
Increase Percentages for prior Contract Issue Dates.
To confirm the most current percentages or if you have any questions, please work with your financial professional; contact us at 2000 Heritage Way, Waverly, IA 50677 or by calling 1-800-798-5500; or go to
www.sec.gov under File No. 333-276157.
TruStage® Zone Income Annuity
Issued by:
MEMBERS Life Insurance Company
2000 Heritage Way
Waverly, Iowa 50677
Telephone number: 800-798-5500
Offered Through: CUNA Brokerage Services, Inc.
DATED MAY 1, 2026
This Prospectus describes the TruStage® Zone Income Annuity, an individual or joint owned, single premium deferred modified guaranteed index annuity contract, issued by MEMBERS Life Insurance
Company.
You may purchase the Contract with a single Purchase Payment of at least $10,000. We do not allow additional Purchase Payments. The Contract is a complex investment and involves risks, including potential loss of principal. Please keep this Prospectus for future reference. This Prospectus describes all material rights and obligations of Owners, including all state variations, and provides important information you should know before investing. You should speak with a financial professional about the Contract’s features, benefits, risks, and fees, and whether it is appropriate for you based upon your financial situation and objectives.
The Contract is designed for the Owner to take lifetime payments under the non-optional Guaranteed
Lifetime Withdrawal Benefit feature. Subject to certain conditions, this feature provides guaranteed lifetime payments (“GLWB Payments”) based on a single or joint percentage (“GLWB Percentage”) of your GLWB Benefit Base. We assess an annual fee for the Guaranteed Lifetime Withdrawal Benefit described under “Charges and Adjustments - GLWB Rider Fee.” The GLWB Payments are guaranteed regardless of investment performance and will continue even if Contract Value is reduced to zero from
GLWB Payments. Withdrawals other than GLWB Payments (“Excess Withdrawals”) reduce the Death
Benefit, GLWB Benefit Base, and GLWB Payment, perhaps significantly, and could terminate the
Contract. The GLWB Payment is a withdrawal of your own Contract Value unless the Contract Value is reduced to zero. The probability of you outliving your Contract Value and receiving GLWB
Payments from our General Account may be minimal. Due to the Guaranteed Lifetime Withdrawal
Benefit feature, this Contract may not be appropriate for investors who are only interested in maximizing long-term accumulation. The Contract also offers standard annuity features including multiple fixed annuitization options.
You may allocate your Contract Value among index-linked Allocation Options (“Risk Control Accounts”)
and a guaranteed interest rate Allocation Option (“Declared Rate Account”) for accumulation and long-
term investment purposes. The availability of Allocation Options, Contract benefits, and other Contract features described in this Prospectus may vary by state and depending on the broker-dealer through which the Contract is sold. Please refer to Appendix A for more information about investment options and Appendix B for information about state and financial intermediary variations.You can reallocate your Contract Value among Allocation Options each Contract Anniversary as part of automatic rebalancing. The Risk Control Accounts available to you and their terms may differ from what was previously available.
We credit interest daily to the Declared Rate Account based on a fixed annual interest rate. For
Contracts issued before May 25, 2024, the Interest Rate is guaranteed for six years. For Contracts issued on or after May 25, 2024, the Interest Rate is guaranteed for one year. The Interest Rate will never be below the Minimum Interest Rate.
We credit interest to the Risk Control Accounts at the end of each Contract Year based in part on the performance of an external Index by comparing the change in the Index from each Contract Anniversary
(the first day of the Contract Year) to the last day of the Contract Year (“Index Return”). When funds are withdrawn from a Risk Control Account prior to the Contract Anniversary for a surrender, partial withdrawal, annuitization, GLWB Payments or Death Benefit payment, Index interest is calculated up to the date of the withdrawal. For Contracts issued before May 25, 2024, we currently offer the following reference indices:  the S&P 500 Price Return Index (“S&P 500”), the Russell 2000 Price Return Index
(“Russell 2000”), and the MSCI EAFE Price Return Index (“MSCI EAFE”). For Contracts issued on or after May 25, 2024, we currently offer the following reference indices:  the S&P 500, the Dimensional US
Small Cap Value Systematic Index (“Dimensional US Small Cap Value Systematic”), the MSCI EAFE, and
the Barclays Risk Balanced Index (“Barclays Risk Balanced”). It is possible that you will not earn any interest in a Risk Control Account or that we may credit negative interest to the Growth Account.
We charge an annual Contract Fee on amounts allocated to the Risk Control Accounts.
Each Risk Control Account has two investment options, a Secure Account and a Growth Account, which have different Floors and Caps. The Floors may provide protection by limiting the amount of negative interest credited to you from negative Index performance, but the Caps may limit the amount of interest you can earn from positive Index performance.
•The Floor is the maximum amount of negative Index interest that we will credit you at the end of a Contract Year. Negative Index performance will reduce your Risk Control Account Value by up to the amount of the Floor. The Secure Account provides the most protection from negative investment performance. The Secure Account has a Floor of 0%, which means that negative Index performance will not reduce your Risk Control Account Value. The Growth
Account has a Floor of -10%, which means that negative Index performance could reduce your Risk Control Account Value by up to 10% each year. The Floor rate will not change during the life of your Contract. There is a risk of loss of principal and previously credited interest with the Growth Account of up to 10% (with a Floor of -10%) each Contract Year due to negative Index performance. The Floor does not limit losses from the Contract
Fee, GLWB Rider Fee, Surrender Charge, Market Value Adjustment, or taxes.
•The Cap is the maximum amount of positive Index interest that we will credit you at the end of a
Contract Year. Positive Index performance will increase your Risk Control Account Value by up to the amount of the Cap. In return for accepting some risk of loss to your Risk Control Account
Value allocated to the Growth Account, the Cap for the Growth Account is higher than the Cap for the Secure Account. This allows for the potential for greater increases to Risk Control Account
Value allocated to the Growth Account. On the first Contract Anniversary and each subsequent
Contract Anniversary, we set the Cap, which we guarantee for the next Contract Year. The Cap will never be less than 1%. With the Cap, you may receive only a portion of any positive
Index performance.
During the life of your Contract, an Allocation Option with a Floor of 0% will always be available, and we will continue to make a Secure Account and Growth Account option available for each Risk Control
Account that is available to you. Otherwise, we may add, change, or discontinue Allocation Options and
Indices from time to time. The remaining Allocation Options may have terms that are unacceptable to you and may not provide any protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
The Contract is not a short-term investment and is not appropriate if you need ready access to cash. Surrender Charges, Market Value Adjustments, the GLWB Rider Fee, proportional calculations, income taxes, and additional taxes may result in the loss of your principal and previously credited interest.
•If you surrender your Contract or take an Excess Withdrawal during the first six Contract Years, you may pay a Surrender Charge of up to 9% (up to 8% for Contracts issued on or after May 25,
2024) of the amount being withdrawn that exceeds the Annual Free Withdrawal Amount.
•During the Accumulation Period, if you surrender your Contract or take an Excess Withdrawal from any Allocation Option on any day other than every sixth Contract Anniversary, we will apply a
Market Value Adjustment (which may be positive or negative) to the amount being withdrawn that exceeds the Annual Free Withdrawal Amount. A negative Market Value Adjustment may significantly decrease the amount you receive upon surrender or partial withdrawal. It is possible in extreme circumstances to lose up to 90% of your principal and previously credited interest per year due to the Market Value Adjustment.
•
Only the Contract Value remaining after the withdrawal will be credited interest, positive or negative, in the future.
•Excess Withdrawals reduce the GLWB Benefit Base, which is used to determine the GLWB
Payment, and the Purchase Payment, which is used to determine the Death Benefit, by the ratio of the withdrawal (including any Surrender Charge and Market Value Adjustment) to the Contract
Value immediately prior to the withdrawal. These proportional reductions may be substantially more than the withdrawal amount, and any resulting decreases to the GLWB
Payment and Death Benefit could be significant and could terminate the Guaranteed
Lifetime Withdrawal Benefit and the Contract.
•Withdrawals and surrenders are subject to federal income taxes and may be subject to a 10%
additional tax if taken before age 59½.
•
Although the Contract permits systematic withdrawals (including for Required Minimum
Distributions under the Internal Revenue Code), these withdrawals may have an adverse effect on your values under the Contract. If you intend to make ongoing withdrawals, you should consult a financial professional to determine whether the Contract is appropriate for you.
The Contract is a security. It involves investment risk and other risks and may lose value. For additional information on risks associated with the Contract, see “Principal Risks of Investing in the
Contract” on Page 17. The guarantees in this Contract are subject to the Company’s financial strength and claims-paying ability.
Additional information about certain investment products, including index-linked annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at investor.gov/.
The Contract or certain Allocation Options may not be available in all states. This Prospectus does not constitute an offer to sell any Contract and it is not soliciting an offer to buy any
Contract in any state in which the offer or sale is not permitted. We do not authorize anyone to provide any information or representations regarding the offering described in this Prospectus other than the information and representations contained in this Prospectus.
Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. The Contracts are not insured by the Federal Deposit Insurance
Corporation or any other government agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal and previously credited interest.
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application (less any withdrawals) or your total Contract Value, depending on the state in which your Contract was issued. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
i
TABLE OF CONTENTS

GLOSSARY ...............................................................................................................................................	1
OVERVIEW OF THE CONTRACT .........................................................................................................	5
Purpose ..................................................................................................................................................	5
Purchase and Contract Periods .........................................................................................................	5
Allocation Options ................................................................................................................................	5
Withdrawal Options and Market Value Adjustment .........................................................................	8
Guaranteed Lifetime Withdrawal Benefit ..........................................................................................	9
Other Contract Features .....................................................................................................................	10
KEY INFORMATION ................................................................................................................................	11
FEE TABLE ................................................................................................................................................	16
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT ................................................................	17
THE INSURANCE COMPANY AND SEPARATE ACCOUNTS .......................................................	22
MEMBERS Life Insurance Company ................................................................................................	22
The Declared Rate Separate Account ..............................................................................................	23
The Risk Control Separate Account ..................................................................................................	23
GETTING STARTED - THE ACCUMULATION PERIOD ..................................................................	23
Purchasing a Contract .........................................................................................................................	23
Tax-Free Section 1035 Exchanges ...................................................................................................	24
Owner .....................................................................................................................................................	24
Divorce ...................................................................................................................................................	25
Annuitant ................................................................................................................................................	25
Covered Person ....................................................................................................................................	25
Beneficiary .............................................................................................................................................	26
Right to Examine ..................................................................................................................................	27
ALLOCATING YOUR PURCHASE PAYMENT ...................................................................................	27
Purchase Payment ...............................................................................................................................	27
Allocation Options ................................................................................................................................	28
Reallocations - Automatic Rebalance Program ...............................................................................	29
DECLARED RATE ACCOUNT OPTION ..............................................................................................	30
RISK CONTROL ACCOUNT OPTION ..................................................................................................	31
Risk Control Account Period and Crediting Interest .......................................................................	31
The Indices ............................................................................................................................................	31
Limits on Index Losses and Gains ....................................................................................................	32
Index Annual Return Examples ..........................................................................................................	33
Bailout Provision ..................................................................................................................................	36
Risk Control Account and Index Changes ......................................................................................	37
CONTRACT VALUE .................................................................................................................................	38
Declared Rate Account Value .............................................................................................................	38
Risk Control Account Value ................................................................................................................	38
CHARGES AND ADJUSTMENTS .........................................................................................................	45
Contract Fee .........................................................................................................................................	45
GLWB Rider Fee ..................................................................................................................................	45
Surrender Charge ................................................................................................................................	46
Market Value Adjustment ....................................................................................................................	47
Premium Taxes .....................................................................................................................................	48
Other Information .................................................................................................................................	48

ACCESS TO YOUR MONEY ..................................................................................................................	49
Partial Withdrawals .............................................................................................................................	49
Systematic Withdrawals ......................................................................................................................	49
Surrenders .............................................................................................................................................	50
Annual Free Withdrawal Amount .......................................................................................................	50
Partial Withdrawal and Surrender Restrictions ................................................................................	50
Right to Defer Payments .....................................................................................................................	50
GUARANTEED LIFETIME WITHDRAWAL BENEFIT .......................................................................	51
GLWB Rider Fee ..................................................................................................................................	51
Termination of the Guaranteed Lifetime Withdrawal Benefit .........................................................	51
Changes to the Covered Person(s) ...................................................................................................	51
GLWB Payments ..................................................................................................................................	52
Treatment of GLWB Payment Withdrawals ......................................................................................	54
Impact of Excess Withdrawals on the GLWB Payment .................................................................	54
Required Minimum Distribution Withdrawals ...................................................................................	55
Spousal Continuation of the Guaranteed Lifetime Withdrawal Benefit ........................................	56
BENEFITS AVAILABLE UNDER THE CONTRACT ..........................................................................	57
Guaranteed Lifetime Withdrawal Benefit ..........................................................................................	57
Death Benefit ........................................................................................................................................	57
Automatic Rebalance Program ..........................................................................................................	62
Systematic Withdrawals ......................................................................................................................	62
INCOME PAYMENTS - THE PAYOUT PERIOD .................................................................................	64
Payout Date ..........................................................................................................................................	64
Payout Period .......................................................................................................................................	65
Terms of Income Payments ................................................................................................................	65
Electing an Income Payout Option ....................................................................................................	65
Income Payout Options .......................................................................................................................	65
FEDERAL INCOME TAX MATTERS ....................................................................................................	67
OTHER INFORMATION ...........................................................................................................................	73
Important Information about the Indices ...........................................................................................	73
Distribution of the Contract .................................................................................................................	77
Authority to Change .............................................................................................................................	78
Incontestability ......................................................................................................................................	78
Misstatement of Age or Gender .........................................................................................................	78
Conformity with Applicable Laws .......................................................................................................	79
Reports to Owners ...............................................................................................................................	79
Householding ........................................................................................................................................	79
Change of Address ..............................................................................................................................	79
Inquiries .................................................................................................................................................	79
Legal Proceedings ...............................................................................................................................	79
FINANCIAL STATEMENTS ....................................................................................................................	80

APPENDIX A: Allocation Options Available Under the Contract...........................................	A-1
APPENDIX B: State and Financial Intermediary Variations ...................................................	B-1
APPENDIX C: Previous Versions of GLWB Rider Base Withdrawal Percentages and
Annual Increase Percentages...................................................................................................
C-1

GLOSSARY

Accumulation Credit – A unit of measure used to calculate Risk Control Account Value.
Accumulation Credit Factor – A dollar value for each Accumulation Credit in a Risk Control Account.
Accumulation Period – The phase of the Contract that begins on the Contract Issue Date and ends on the Payout Date, or the date the Contract is terminated if earlier.
Adjusted Index Value – The Closing Index Value adjusted for the Cap or Floor for the current Contract
Year.
Administrative Office – MEMBERS Life Insurance Company, 2000 Heritage Way, Waverly, Iowa 50677.
Phone: 1-800-798-5500.
Age – Age as of last birthday.
Allocation Level – Specific levels identified in your Contract for the sole purpose of administering allocation instructions according to the requirements of the Contract.
Allocation Options – All Risk Control Account and Declared Rate Account options available under the
Contract for allocating your Contract Value.
Annual Free Withdrawal Amount – The amount that can be withdrawn without incurring a Surrender
Charge or Market Value Adjustment each Contract Year. It is equal to 10% of the Contract Value determined at the beginning of the Contract Year.
Annual Increase Percentage – The percentage that is added to the GLWB Percentage for each completed Contract Year from the Contract Issue Date until the GLWB Payment Start Date, subject to a maximum of 10 years.
Annuitant (Joint Annuitant) – The natural person(s) whose life (or lives) determines the amount of income payments under the Contract.
Authorized Request – A signed and dated request that is in Good Order (as "Good Order" is defined below). A request to change your allocation instructions must be signed by all Owners. A request to change a party to the Contract, change the Payout Date or request a partial withdrawal or full surrender of the Contract must be signed by all Owners. All Authorized Requests can be initiated by fax or mail. An
Authorized Request may also include a phone or electronic request except in the following situations: any
Contracts with restrictions such as an Irrevocable Beneficiary, collateral assignment, or trust; any
Contracts that include reference to divorce, bankruptcy, power of attorney, or similar legal agreement; any
Contracts with Joint Owners where both Owners are not available to speak over the phone; any distribution made payable to another financial institution; when requesting partial withdrawals greater than
$25,000; when requesting to start GLWB Payments; and when requesting a full surrender of the Contract.
Base Withdrawal Percentage – The GLWB Percentage on the Contract Issue Date.
Bailout Rate – A specific rate that applies to the Bailout Provision.
Bailout Provision – If the Cap for your Risk Control Account is set below the Bailout Rate prominently displayed on your Contract Data Page, the Bailout Provision allows you to withdraw the Risk Control
Account Value from that Risk Control Account during the 30-day period following the Contract
Anniversary. A Market Value Adjustment and Surrender Charges will not apply to such withdrawal.
Beneficiary – The person(s) (or entity) you named to receive proceeds payable due to the death of the
Owner. Before the Payout Date, if no Beneficiary survives the Owner, we will pay the Death Benefit proceeds to the Owner’s estate.
Business Day – Any day that the New York Stock Exchange is open for trading. All requests for transactions that are received at our Administrative Office in Good Order on any Business Day prior to market close, generally 4:00 P.M. Eastern Time, will be processed as of the end of that Business Day.

Cap – The maximum annual Index Return the Company will use in calculating interest credited to Risk
Control Account Value for a Contract Year. The Cap does not reflect deduction of the Contract Fee or the
GLWB Rider Fee.
Closing Index Value – The closing value for an Index as of a Business Day.
Company – MEMBERS Life Insurance Company; also referred to as “we”, “our” and “us”.
Contract – The TruStage® Zone Income Annuity, an individual or joint owned, single premium deferred modified guaranteed index annuity contract issued by MEMBERS Life Insurance Company.
Contract Anniversary – The same day and month as the Contract Issue Date for each year the Contract remains in force. If a Contract Anniversary does not fall on a Business Day, any transactions required as of that date will be processed on the next Business Day.
Contract Fee – An annual fee assessed against Contract Value in the Risk Control Account(s). This fee
equals a percentage of the Accumulation Credit Factor for the Risk Control Account at the start of a
Contract Year. This fee compensates us for the expenses, mortality risk and expense risk assumed by us.
Contract Issue Date – The date we use to determine Contract Years and Contract Anniversaries.
Contract Value – The total value of your Contract during the Accumulation Period. All values are calculated as of the end of a Business Day.
Contract Year – Any twelve-month period beginning on the Contract Issue Date or Contract Anniversary and continuing until the end of the day before the next Contract Anniversary.
Covered Person(s) – The natural person(s) whose Age and lifetime we base the GLWB Percentage and
GLWB Payments on under the GLWB Rider.
Data Page – Pages attached to your Contract that describe certain terms applicable to your specific
Contract.
Death Benefit – The greater of Contract Value or the Purchase Payment adjusted for withdrawals as of the date Death Benefits are payable. We do not apply the Surrender Charge or Market Value Adjustment in determining the Death Benefit payable.
Declared Rate Account – An Allocation Option to which we credit a single fixed annual rate of interest referred to as the Interest Rate.
Excess Withdrawal – Any partial withdrawal other than a GLWB Payment. This includes the portion of a withdrawal that, when added to other withdrawals during the Contract Year, is greater than the total GLWB
Payment for the current Contract Year. Excess Withdrawals include partial withdrawals prior to the GLWB
Payment Start Date and deductions for any applicable Surrender Charge and Market Value Adjustment.
Required Minimum Distributions (“RMDs”) are Excess Withdrawals if taken prior to the GLWB Payment
Start Date. After the GLWB Payment Start Date, RMDs are not Excess Withdrawals.
Floor – The minimum annual Index Return the Company will use in calculating interest credited to Risk
Control Account Value for the life of the Contract.
General Account – All of the Company’s assets other than the assets in its separate accounts.
GLWB or Guaranteed Lifetime Withdrawal Benefit – A withdrawal benefit feature that is part of your
Contract. Subject to certain conditions, the Guaranteed Lifetime Withdrawal Benefit provides for GLWB
Payments to be made each year for the life of the Covered Person(s) in the form of partial withdrawals without reducing the value of GLWB Payments in future years. The GLWB Payments are guaranteed regardless of investment performance and will continue even if the Contract Value is reduced to zero from
GLWB Payments.
GLWB Benefit Base – The amount upon which the GLWB Payment is based.

GLWB Rider Fee – An annual fee assessed against the GLWB Benefit Base while the Guaranteed
Lifetime Withdrawal Benefit is in effect. The fee compensates us for the expenses, mortality risk, and expense risk assumed by us for providing the Guaranteed Lifetime Withdrawal Benefit.
GLWB Payment(s) – The payment made each year under the Guaranteed Lifetime Withdrawal Benefit that is equal to the GLWB Percentage multiplied by the GLWB Benefit Base.
GLWB Percentage – The percentage applied to the GLWB Benefit Base to determine the GLWB
Payment.
GLWB Payment Start Date – The date GLWB Payments begin.
Good Order – A request or transaction generally is considered in "Good Order" if we receive it at our
Administrative Office within the time limits, if any, prescribed in this Prospectus for a particular transaction or instruction, it includes all information and supporting legal documentation necessary for us to execute the requested instruction or transaction, and is signed by the individual or individuals authorized to provide the instruction or engage in the transaction. A request or transaction may be rejected or delayed if not in Good Order. This information and documentation necessary for a transaction or instruction generally includes, to the extent applicable: the completed application or instruction form; your contract number; the transaction amount (in dollars or percentage terms); the signatures of all Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any consents. With respect to the Purchase
Payment, Good Order also generally includes receipt by us of sufficient funds to affect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial professional before submitting the form or request.
Income Payout Option – The choices available under the Contract for payout of your Contract Value.
Index, Indices – The reference index (or indices) we use in determining interest credited to the Risk
Control Account Value.
Index Return – The change in the Index for the current Contract Year, adjusted for the Cap or Floor.
Initial Index Value – The value for the reference Index as of the start of a Contract Year.
Interest Rate – The fixed rate of interest credited to the Declared Rate Account. The Interest Rate will never be less than the Minimum Interest Rate.
Internal Revenue Code (IRC) – The Internal Revenue Code of 1986, as amended.
Irrevocable Beneficiary – A Beneficiary who must consent to being changed or removed as a
Beneficiary.
Market Value Adjustment – The amount of an adjustment (increase or decrease) that may be applied to a full surrender or partial withdrawal, also referred to as the MVA.
Minimum Interest Rate – The minimum rate of interest we will credit Contract Value held in the Declared
Rate Account.
Non-Qualified Contract – An annuity contract that is independent of any formal retirement or pension plan.
Owner (Joint Owner) – The person(s) (or entity) who owns the Contract and, in the case of a person(s), whose death determines the Death Benefit. The Owner is also the person(s) (or entity) who receives income payments during the Payout Period while the Annuitant is living. If there are multiple Owners, each Owner will be a Joint Owner of the Contract and all references to Owner will mean Joint Owners.
The Owner has all rights, title and interest in the Contract. The Owner may exercise all rights and options stated in the Contract, subject to the rights of any Irrevocable Beneficiary or assignee. The Owner is also referred to as “you” or “your.”
Payout Date – The date the first income payment is paid from the Contract to the Owner.

Payout Period – The phase the Contract is in once income payments begin.
Pro Rata – A method of allocating, withdrawing or transferring values across all Allocation Options that is proportional to the Contract Value in each Allocation Option.
Proof of Death – Proof of Death may consist of a certified copy of the death record, a certified copy of a court decree reciting a finding of death or other similar proof.
Purchase Payment – A single payment that we require to issue the Contract. We do not allow any additional Purchase Payments under the Contract.
Qualified Contract – An annuity that is part of an individual retirement plan, pension plan or employer-
sponsored retirement program that is qualified for special treatment under the IRC.
Rate Sheet Supplement – a periodic supplement to this Prospectus that provides the current Base
Withdrawal Percentages and Annual Increase Percentages for the Guaranteed Lifetime Withdrawal
Benefit for newly-issued Contracts.
Required Minimum Distributions – The Required Minimum Distribution (RMD) defined by the IRC for this Contract and as determined by us.
Risk Control Account – An interest crediting option to which you may allocate your Contract Value. We credit interest under each Risk Control Account based in part on the performance of a reference Index, subject to a Cap and Floor. There are two types of Risk Control Accounts, the Secure Account and the
Growth Account.
Risk Control Account Daily Contract Fee – The Contract Fee divided by the number of days in the
Contract Year and then multiplied by the Accumulation Credit Factor for the Risk Control Account at the
start of a Contract Year.
Risk Control Account Value – The amount of Contract Value in a Risk Control Account.
SEC – The U.S. Securities and Exchange Commission.
Spouse – The person to whom you are legally married. The term Spouse includes the person with whom you have entered into a legally-sanctioned marriage that grants you the rights, responsibilities, and obligations married couples have in accordance with applicable state laws. Individuals who do not meet the definition of Spouse may have adverse tax consequences when exercising provisions under this
Contract and any attached endorsements or riders. Additionally, individuals in other arrangements that are not recognized as marriage under the relevant state law will not be treated as married or as Spouses as defined in this Contract for federal tax purposes. Consult with a tax advisor for more information on this subject and before exercising benefits under the Contract and any attached endorsements or riders.
Surrender Charge – The charge associated with surrendering either some or all of the Contract Value during the first six Contract Years.
Surrender Value – The amount you are entitled to receive if you elect to surrender the Contract during the Accumulation Period.
Terminally Ill, Terminal Illness – A life expectancy of 12 months or less due to any illness or accident.
Valuation Period – The period beginning at the close of one Business Day and continuing to the close of the next succeeding Business Day.

OVERVIEW OF THE CONTRACT

The following is a summary of the key features of the Contract. This summary does not include all the information you should consider before purchasing a Contract. You should carefully read the entire
Prospectus, which contains more detailed information concerning the Contract and the Company, before making an investment decision.
You should speak with a financial professional about the Contract’s features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. The Company is not an investment adviser and does not provide any investment advice to you in connection with your
Contract
The availability of Allocation Options, Contract benefits, and other Contract features described in this
Prospectus may vary by state and depending on the broker-dealer through which the Contract is sold.
See Appendix B.
Purpose
The Contract is an individual or joint owned, single premium deferred modified guaranteed index annuity contract. Your Contract can help you save for retirement because your Contract Value can earn interest from the Risk Control Accounts and/or the Declared Rate Account on a tax-deferred basis, and it provides the opportunity for guaranteed lifetime payments. You generally will not pay taxes on your earnings until you withdraw them.
The Contract is designed for long-term investors and is not intended for someone who needs ready access to cash.
Purchase and Contract Periods
You may purchase the Contract with a single Purchase Payment of at least $10,000. We do not allow additional Purchase Payments.
There are two periods to your Contract: an Accumulation Period and a Payout Period.
Accumulation Period. The Accumulation Period begins on the Contract Issue Date and continues until the Payout Date. During the Accumulation Period, you allocate your Contract Value to the Risk Control
Accounts and the Declared Rate Account. Each of these types of Allocation Options is briefly described below. Additional information about each Allocation Option is provided in Appendix A.
Payout Period. The Payout Period begins on the Payout Date and continues until we make the last payment as provided by the Income Payout Option chosen. On the first day of the Payout Period, the
Contract Value will be applied to the Income Payout Option you selected unless the GLWB Benefit is in effect and the GLWB Payment would be higher. When the Payout Period begins, you will no longer be able to make withdrawals. The Death Benefit terminates when the Contract Value is applied to an Income
Payout Option, at which time the Death Benefit depends on the terms of the Income Payout Option. See
"Income Payments - The Payout Period" for more details.
Allocation Options
Your Purchase Payment and Contract Value will be allocated according to your allocation instructions on file with us for the applicable allocation levels. See "Allocating Your Purchase Payment" for more details.
There are two allocation levels: Level A (Allocation Option Level) and Level R (Risk Control Account
Level). The current Allocation Options under the Contract are shown in the table below. The availability of

Allocation Options may vary by state and depending on the broker-dealer through which the Contract is sold. See Appendix B.

Allocation Options for Contracts issued prior to May 25, 2024
Interest Term*	Level A Allocation Option Level	Level R Risk Control Account Level	Crediting Strategy**
1 year	Declared Rate	N/A	Fixed Interest Rate (guaranteed for 6 years)
1 year	S&P 500 Index	Secure Account	0% Floor, Cap
		Growth Account	-10% Floor, Cap
1 year	Russell 2000 Index	Secure Account	0% Floor, Cap
		Growth Account	-10% Floor, Cap
1 year	MSCI EAFE Index	Secure Account	0% Floor, Cap
		Growth Account	-10% Floor, Cap

Allocation Options for Contracts issued on or after May 25, 2024
Interest Term*	Level A Allocation Option Level	Level R Risk Control Account Level	Crediting Strategy**
1 year	Declared Rate	N/A	Fixed Interest Rate (guaranteed for 1 year)
1 year	S&P 500 Index	Secure Account	0% Floor, Cap
		Growth Account	-10% Floor, Cap
1 year	Dimensional US Small Cap Value Systematic Index	Secure Account	0% Floor, Cap
		Growth Account	-10% Floor, Cap
1 year	Barclays Risk Balanced Index	Secure Account	0% Floor, Cap
		Growth Account	-10% Floor, Cap
1 year	MSCI EAFE Index	Secure Account	0% Floor, Cap
		Growth Account	-10% Floor, Cap
*The Interest Term is the period for which interest is calculated for an Allocation Option.
**The Declared Rate Account Interest Rate will never be below the Minimum Interest Rate. The Floor will not change during the life of your Contract. In return for accepting some risk of loss to your Risk Control
Account Value allocated to the Growth Account, the Cap for the Growth Account is higher than the Cap for the Secure Account. We set the Cap each year for the next Contract Year. The Cap will always be at least 1%.
On each Contract Anniversary, as part of automatic rebalancing, we will reallocate your Contract Value based on your most recent allocation instructions that we have on file. Although you may reallocate among Allocation Options each year, Excess Withdrawals and surrenders on any date other than each sixth Contract Anniversary may be subject to a Market Value Adjustment and Surrender Charge.

We may offer additional Risk Control Accounts with the same or additional Indices at our discretion. We may also discontinue a Risk Control Account, effective as of a Contract Anniversary. In any case, we will notify you of the addition or discontinuation of a Risk Control Account. Such a change will be subject to any applicable regulatory approval that may be required.
Declared Rate Account. The portion of your Contract Value allocated to the Declared Rate Account is credited interest daily based on a fixed annual interest rate. The applicable daily interest rate is the rate that, when compounded, equals the Interest Rate. The initial Interest Rate is available at least two weeks in advance of the Contract Issue Date and will be provided by your financial professional or by calling the
Company at 1-800-798-5500. For Contracts issued before May 25, 2024, the Interest Rate is guaranteed for six years. For Contracts issued on or after May 25, 2024, the Interest Rate is guaranteed for one year.
We will notify you of any applicable change to the Interest Rate at least two weeks prior to the change.
The Interest Rate will never be less than the Minimum Interest Rate.
Risk Control Accounts. The portion of your Contract Value allocated to a Risk Control Account is credited with interest, if any, based in part on the investment performance of an external Index (shown in the table above), subject to a Cap and Floor unique to each Risk Control Account. For each Risk Control
Account, the Index Return, which can be positive or negative, is calculated by comparing the change in the Index from each Contract Anniversary (the first day of the Contract Year) to the last day of the
Contract Year. When funds are withdrawn from a Risk Control Account prior to the Contract Anniversary for a surrender, partial withdrawal, annuitization, GLWB Payments or Death Benefit payment, Index interest is calculated up to the date of withdrawal.
The Indices can go up or down based on the securities prices of the companies that comprise the reference Index. Except for the Barclays Risk Balanced, each Index associated with the Risk
Control Accounts is a "price return index," which means the Index performance does not include dividends paid on the securities comprising the Index. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities. The Barclays
Risk Balanced Index reinvests dividends but deducts certain fees. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted. Because the Index Return is calculated and applied at a single point in time, you may experience negative or flat performance even though the Index experienced gains through some, or most, of the Contract Year. You could lose a significant amount of money if the Index declines in value.
Each Risk Control Account has two investment options, a Secure Account and a Growth Account, which have different Floors and Caps. The Floors may provide protection by limiting the amount of negative
Index interest credited to you for negative Index performance, but the Caps may limit the amount of interest you can earn from positive Index performance. During the life of your Contract, an Allocation
Option with a Floor of 0% will always be available, and we will continue to make a Secure Account and
Growth Account option available for each Risk Control Account that is available to you. Otherwise, we may add, change, or discontinue Allocation Options and Indices from time to time. The remaining
Allocation Options may have terms that are unacceptable to you and may not provide any protection from Index losses, which could result in the loss of the entire amount of your Contract
Value.
•The Floor is the maximum amount of negative Index interest we will credit you each Contract
Year. The Floor will not change during the life of your Contract. Negative Index performance will reduce your Risk Control Account Value by up to the amount of the Floor. For example, if the reference Index performance is -25% and the Floor is -10%, we will credit -10% in Index interest at the end of the Contract Year, meaning your Risk Control Account Value will decrease by 10%
due to negative Index performance. The Secure Account provides the most protection from negative investment performance. The Secure Account has a Floor of 0%, which means that negative Index performance will not reduce your Risk Control Account Value. The Growth Account has a Floor of -10%, which means that negative Index performance could reduce your Risk
Control Account Value by up to 10% each year. It is possible that you will not earn any interest in a Risk Control Account or that we may credit negative interest to the Growth
Account. There is a risk of loss of principal and previously credited interest with the
Growth Account of up to 10% (with a Floor of -10%) each Contract Year due to negative
Index performance. The Floor does not limit losses from the Contract Fee, the GLWB Rider
Fee, Surrender Charge, Market Value Adjustment, or taxes.
•The Cap is the maximum amount of positive Index interest we will credit you at the end of a
Contract Year. Positive Index performance will increase your Risk Control Account Value by up to the amount of the Cap. For example, if the reference Index performance is 12% and the Cap is
4%, we will credit 4% in Index interest at the end of the Contract Year, meaning your Risk Control
Account Value will increase by 4% due to positive Index performance. In return for accepting some risk of loss to your Contract Value allocated to the Growth Account, the Cap declared for the Growth Account will be higher than the Cap declared for the Secure Account for the same period and reference Index, which allows the potential for greater increases to your Risk Control
Account Value allocated to a Growth Account. The initial Cap is available at least two weeks in advance of the Contract Issue Date and will be provided by your financial professional or by calling the Company at 1-800-798-5500. We declare new Caps for each Contract Year, which we guarantee for the next Contract Year. We will notify you of the Caps for the upcoming Contract
Year at least two weeks prior to the Contract Anniversary. The minimum Cap is 1%. With the Cap, you may receive only a portion of any positive Index performance.
The same Index will generally be used for each Risk Control Account for the duration of the Contract Year.
However, if the publication of an Index is discontinued, or calculation of the Index is materially changed, we will substitute a suitable Index that will be used for the remainder of the Contract Year and will notify you of the change in advance. If we substitute an Index, the performance of the new Index may differ from the original Index, which may, in turn, affect the index interest credited and your Contract Value.
Withdrawal Options and Market Value Adjustment
This Contract may not be appropriate for you if you intend to take partial withdrawals other than
GLWB Payments ("Excess Withdrawals"), or surrender your Contract. However, the Contract offers the following liquidity features during the Accumulation Period. See "Access to Your Money" for more details.
•Annual Free Withdrawal Amount – Each Contract Year, you may withdraw up to 10% of your
Contract Value determined as of the beginning of the Contract Year without incurring a Surrender
Charge or Market Value Adjustment. Any unused Annual Free Withdrawal Amount will not carry over to any subsequent Contract Year.
•Partial Withdrawals – You may make partial withdrawals during the Accumulation Period by
Authorized Request. Any applicable Surrender Charge and Market Value Adjustment will affect the amount available for a partial withdrawal.
•Full Surrender – You may surrender your Contract during the Accumulation Period by Authorized
Request. Upon full surrender, a Surrender Charge and Market Value Adjustment may apply.
•GLWB Payments – GLWB Payments are considered withdrawals. GLWB Payments are not subject to a Surrender Charge or Market Value Adjustment. Each GLWB Payment will reduce the
Death Benefit, Surrender Value, Contract Value, and the Annual Free Withdrawal Amount by the
amount of the GLWB Payment.

All withdrawals other than GLWB Payments are Excess Withdrawals that could significantly reduce the
Death Benefit, GLWB Benefit Base, and GLWB Payment, perhaps by more than the amount of the withdrawal, and could terminate the Contract. Additionally, Excess Withdrawals or surrenders of Contract
Value on any date other than each sixth Contract Anniversary will be subject to a Market Value
Adjustment, which may be positive or negative and could result in the loss of principal previously credited interest. A negative Market Value Adjustment may significantly decrease the amount you receive upon surrender or partial withdrawal. It is possible in extreme circumstances to lose up to 90% of your principal and previously credited interest per year due to the Market Value Adjustment, regardless of the Allocation Option to which you allocated Contract Value. Withdrawals and surrenders may also be subject to a Surrender Charge. Withdrawals and surrenders are subject to federal income taxes and may be subject to a 10% additional tax if taken before the Owner is age 59½.
Guaranteed Lifetime Withdrawal Benefit
The Guaranteed Lifetime Withdrawal Benefit is automatically included with your Contract. An annual fee is deducted from your Contract for the Guaranteed Lifetime Withdrawal Benefit. Subject to certain conditions, the Guaranteed Lifetime Withdrawal Benefit provides GLWB Payments based on a percentage of your GLWB Benefit Base for the life of a Covered Person(s). There are restrictions on who can become a Covered Person, and the Owner cannot request to remove a Covered Person or to add or change a Covered Person except as described in this Prospectus. Also, joint life GLWB Payments are not available for non-natural owners.
The GLWB Payment is calculated on the GLWB Payment Start Date. Beginning May 25, 2024, GLWB
Payments can begin as early as the 50th birthday of the youngest Covered Person or two Business Days after the Contract Issue Date. You may take the full GLWB Payment or partial GLWB Payment amount through the systematic withdrawal program. If you take less than the GLWB Payment, the remaining
GLWB Payment not taken will not carry over to future years. (Before May 25, 2024, the GLWB Payment
Start Date had to be a Contract Anniversary, and once GLWB Payments began, the full payment amount of the GLWB Payment was required to be taken each year.) Payments can begin as late as the anticipated Payout Date shown on your Contract Data Page. Upon reaching the Payout Date, we will begin income payments (which will be the greater of the GLWB Payment or the income payment under the Income Payout Option you elect) unless the Contract is surrendered.
The GLWB Payments are guaranteed regardless of investment performance and will continue even if the
Contract Value is reduced to zero from GLWB Payments. The GLWB Payment is a withdrawal of your own
Contract Value unless the Contract Value is reduced to zero. The probability of you outliving your Contract
Value and receiving the GLWB Payment from our General Account may be minimal. Withdrawals taken before the GLWB Payment Start Date, including RMDs, and withdrawals taken after the GLWB Payment
Start Date that exceed the GLWB Payment amount, will reduce the GLWB Benefit Base and the GLWB
Payment, perhaps significantly, and could terminate the Contract. GLWB Payments continue during the life of the Covered Person(s) unless the Guaranteed Lifetime Withdrawal Benefit Rider is terminated. The
Death Benefit is still payable after GLWB Payments begin but will be reduced by the GLWB Payments.
Once established, the GLWB Benefit Base and GLWB Payment can only decrease if you take an Excess
Withdrawal. If an Excess Withdrawal causes the Surrender Value to be less than $2,000, your Contract will terminate and GLWB Payments will cease. Before processing the full surrender, we will attempt to contact you or your financial professional to provide the opportunity for you to take a lesser withdrawal to maintain a Surrender Value of at least $2,000. If we are unable to contact you within one Business Day after receiving your request, we will process the full surrender.
GLWB Payments are subject to federal income tax and may be subject to a 10% additional tax if elected prior to age 59½.

The Base Withdrawal Percentages and Annual Increase Percentages for the GLWB effective for newly issued Contracts are set forth in a Rate Sheet Supplement. You should not purchase a Contract without first obtaining the Rate Sheet Supplement applicable to your Contract Issue Date. Previous versions of the
Base Withdrawal Percentage and the Annual Increase Percentage are stated in Appendix C to the
Prospectus.
Other Contract Features
Rebalancing / Reallocation. You can provide instructions to reallocate your Contract Value among the available Allocation Options by submitting new allocation instructions by Authorized Request. On each
Contract Anniversary, we will automatically rebalance your Contract Value between Allocation Options to return your Contract Values to those reflected in the instructions on file with us. Any new allocation change request will supersede any prior allocation instructions. You cannot discontinue the automatic rebalancing of Contract Value on Contract Anniversaries.
Bailout Provision. If the Cap for your Risk Control Account is set below the Bailout Rate specified on your Data Page for that Risk Control Account, the Bailout Provision allows you to withdraw the Risk
Control Account Value from that Risk Control Account during the 30-day period following the Contract
Anniversary by Authorized Request. A Market Value Adjustment and Surrender Charge will not apply to such withdrawal. If the Cap for your Risk Control Account is less than the Bailout Rate, we may at our discretion restrict allocations into that Risk Control Account.
A withdrawal under the Bailout Provision will reduce the GLWB Benefit Base, which is used to determine the GLWB Payment, and the Purchase Payment, which is used to determine the Death Benefit, perhaps by more than the amount of withdrawal. Such withdrawals will be subject to federal income tax and may be subject to a 10% additional tax.
Death Benefit. The Death Benefit during the Accumulation Period is equal to the greater of Contract
Value or the Purchase Payment adjusted for withdrawals as of the date the Death Benefit is payable.
Withdrawals reduce the Death Benefit, and in some cases, withdrawals could reduce the Death
Benefit by substantially more than the amount of the withdrawal because of the Company’s calculation of withdrawals on a proportionate basis when adjusting the Purchase Payment used to determine the Death Benefit. We do not apply the Surrender Charge or Market Value Adjustment in determining the Death Benefit payable.
Income Payout Options. You have several income options to choose from during the Payout Period.
Right to Examine. You may cancel your Contract within 10 days after you receive the Contract (30 days if it is a replacement Contract) and return it to your financial professional or to us to receive either your
Purchase Payment or your Contract Value, depending upon applicable state law. See "Getting Started -
The Accumulation Period -Right to Examine" on page 27.
Please call your financial professional or the Company at 1-800-798-5500 if you have questions about how your Contract works.

KEY INFORMATION

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE TRUSTAGE® ZONE INCOME ANNUITY
FEES, EXPENSES, AND ADJUSTMENTS		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender your Contract or take an Excess
Withdrawal during the first six Contract Years, you may pay a
Surrender Charge of up to 9% (up to 8% for Contracts issued
on or after May 24, 2024) of the amount withdrawn in excess
of the Annual Free Withdrawal Amount. For example, if you
were to surrender your Contract during the first Contract Year, you could pay a Surrender Charge of up to $8,100 on a
$100,000 investment. This loss will be greater if there is a negative Market Value Adjustment, income taxes, or an
additional tax.
If you surrender your Contract or take an Excess Withdrawal
on any day other than every sixth Contract Anniversary, we
will apply a Market Value Adjustment (which may be positive
or negative) to the amount being withdrawn that is in excess of the Annual Free Withdrawal Amount. A negative Market
Value Adjustment could significantly decrease the amount
you receive from an Excess Withdrawal or surrender. In
extreme circumstances, losses from the Market Value
Adjustment could be as high as 90% of your Contract Value
per year ($90,000 of a $100,000 investment).
Fee Table Charges and Adjustments
Are There Transaction Charges?	No.

Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that
you may pay each year, depending on the Allocation Options
you choose.
There is an implicit ongoing fee on the Risk Control
Accounts to the extent that the Cap limits your
participation in Index gains, which is not reflected in the
tables below. This means your returns may be lower than
the Index returns; however, in exchange for accepting a Cap
on Index gains, you receive some protection from Index
losses through the Floor.
Please refer to your Data Page for information about the
specific fees you will pay each year based on the options you have elected.
				Fee Table Charges and Adjustments
	Annual Fee	Min	Max
	Contract Fee (1)	0.75%	0.75%
	GLWB Rider Fee(2) for Contracts issued:
	after February 10, 2021	1.00%	1.00%
	April 26, 2020 to Feb. 10, 2021	0.75%	0.75%
	Aug. 19, 2019 to April 25, 2020	0.50%	0.50%
(1)As a percentage of the Accumulation Credit Factor for each Risk
Control Account at the start of the Contract Year. We do not assess a
Contract Fee against Contract Value held in the Declared Rate Account.
(2)As a percentage of the GLWB Benefit Base.

Because your Contract is customizable, the choices you
make affect how much you will pay. To help you understand
the cost of owning your Contract, the following table shows
the lowest and highest cost you could pay each year, based
on current charges. This estimate assumes that you do
not take withdrawals from the Contract, which could add
Surrender Charges and a negative Market Value
Adjustment that substantially increase costs. Additionally,
for the lowest annual cost, it is assumed that all Contract
Value is allocated to the Declared Rate Account. For the
highest annual cost, it is assumed that all Contract Value is allocated to the Risk Control Accounts.

	Lowest Annual Cost: $913	Highest Annual Cost: $1,561
	Assumes: •$100,000 investment •5% annual appreciation •No transfers or withdrawals	Assumes: •$100,000 investment •5% annual appreciation •No transfers or withdrawals

RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract,
including loss of principal and previously credited interest.
There is a risk of loss of principal and previously credited interest with the Growth Account of up to 10% (with a Floor of
-10%) each Contract Year due to negative Index
performance.
During the life of your Contract, an Allocation Option with a
Floor of 0% will always be available, and we will continue to make a Secure Account and Growth Account option available
for each Risk Control Account that is available to you.
Otherwise, we may add, change, or discontinue
Allocation Options and Indices from time to time. The
remaining Allocation Options may have terms that are
unacceptable to you and may not provide any protection
from Index losses, which could result in the loss of the
entire amount of your Contract Value.
Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not
appropriate if you need ready access to cash. The benefits of tax deferral mean that the Contract is more beneficial if you have a long time horizon.
Excess Withdrawals and surrenders may be subject to a
Surrender Charge, a Market Value Adjustment (which may be
positive or negative) and federal and state income taxes, and, if taken before age 59½, a 10% additional tax. Excess
Withdrawals will also reduce the Death Benefit, GLWB
Benefit Base, and GLWB Payment, perhaps by significantly
more than the amount of the withdrawal, and could terminate
the Contract.
During the Accumulation Period, we will automatically
rebalance your Contract Value among the Risk Control
Accounts and/or Declared Rate Account on each Contract
Anniversary based on your most recent allocation instructions that we have on file.
Principal Risks of Investing in the Contract Charges and Adjustments Federal Income Tax Matters

What Are the Risks Associated with the Allocation Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the Allocation Options available under the
Contract. Each Allocation Option, including the Risk Control
Accounts and the Declared Rate Account, has its own unique
risks. You should review the Allocation Options carefully
before making an investment decision.
With respect to the Risk Control Accounts, the Cap will limit positive Index returns. For example, if the Index performance for a Contract Year is 12%, and the Cap is 4%, we will credit
4% in interest at the end of that Contract Year. You may earn less than the Index performance as a result. The Floor will
limit negative Index performance and thereby provide limited protection in the case of a market decline. For example, if the
Index performance is -25% and the Floor for the Growth
Account is -10%, we will credit -10% at the end of the
Contract Year.
Except for the Barclays Risk Balanced, each Index
associated with the Risk Control Accounts is a "price return index," which means the Index performance does not include
dividends paid on the securities comprising the Index. This
will reduce Index performance and will cause the Index to
underperform a direct investment in the underlying securities.
The Barclays Risk Balanced Index reinvests dividends but
deducts certain fees. These deductions will reduce Index
performance, and the Index will underperform similar
portfolios from which these fees and costs are not deducted.
Principal Risks of Investing in the Contract Risk Control Account Option Appendix A
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Declared
Rate Account and the Risk Control Accounts), guarantees
(such as the Death Benefit), or benefits are subject to the
Company's claims-paying ability. More information about the
Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.
Principal Risks of Investing in the Contract
RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Allocation Options?
Yes, as described below there are restrictions on certain
features of allocations, transfers, withdrawals, and investment option features.
The availability of Allocation Options, Contract benefits, and other Contract features described in this Prospectus may
vary by state and depending on the broker-dealer through
which the Contract is sold.
Appendix B

Allocations. We reserve the right, at our discretion, to restrict allocations into the Risk Control Account if the Cap for your
Risk Control Account is less than the rate specified in the
Bailout Provision (as shown on your Contract Data Page).
Risk Control Account Option- Bailout Provision

Changes to Investment Options and Features. For each
Risk Control Account, we set a Cap for the first Contract Year, which is made available at least two weeks in advance of the
Contract Issue Date. We may set a new Cap prior to each
Contract Anniversary for the subsequent Contract Year and
will send you written notice at least two weeks prior to the
Contract Anniversary. The Caps will always be a minimum of
1%.
During the life of your Contract, a Risk Control Account with a
Floor of 0% will always be available, and we will continue to make a Secure Account and Growth Account option available
for each Risk Control Account that is available to you.
Otherwise, we may add, change, or discontinue
Allocation Options and Indices from time to time. The
remaining Allocation Options may have terms that are
unacceptable to you and may not provide any protection
from Index losses, which could result in the loss of the
entire amount of your Contract Value.
If there is a delay between the date we remove an Index for a
Risk Control Account and the date we add a substitute Index, your Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to
calculate the index interest.
Risk Control Account Option
Are There any Restrictions on Contract Benefits?
Yes. Systematic Withdrawals may be taken on a monthly,
quarterly, semi-annual, or annual basis. The withdrawals
must be at least $100 each. There are additional limitations on the amounts that you may request and the timing for
requesting and terminating Systematic Withdrawals. A Market
Value Adjustment and Surrender Charge may apply.
Benefits Available under the Contract
TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
You should consult with a tax professional to determine the
tax implications the Contract. There is no additional tax
benefit if you purchase the Contract through a qualified
retirement plan or individual retirement account (IRA).
Withdrawals from the Contract are subject to ordinary income tax, and may be subject to a 10% additional tax if taken
before age 59½.
Federal Income Tax Matters

CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Some investment professionals (also referred to as "financial professionals" in this prospectus) may receive compensation
for selling the Contract to you in the form of commissions or other compensation. These other forms of compensation may
include cash bonuses, insurance benefits and financing
arrangements. Non-cash benefits may include conferences,
seminars and trips (including travel, lodging and meals in
connection therewith), entertainment, merchandise and other
similar items. The Company may also pay asset-based
commissions (sometimes called trail commissions) in addition to Purchase Payment-based commissions. Investment
professionals may also receive other payments from us for
services that do not directly involve the sale of the Contracts, including personnel recruitment and training, production of
promotional literature and similar services.
As a result of these compensation arrangements, investment
professionals may have a financial incentive to offer or
recommend the Contract over another investment. You
should ask your investment professional for additional
information about the compensation he or she receives in
connection with your purchase of the Contract.
Other Information – Distribution of the Contract
Should I Exchange My Contract?
You should only exchange your contract if you determine,
after comparing the features, fees, and risks of both
contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Some
investment professionals may have a financial incentive to
offer you a new contract in place of the one you already own.
Getting Started - The Accumulation Period - Tax Free 1035 Exchanges

FEE TABLE

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an Allocation Option or from the Contract.
Please refer to your Contract Data Page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the
Contract, surrender or make withdrawals from an Allocation Option or from the Contract, transfer
Contract Value between Allocation Options, or request special services. State premium taxes may also be deducted.

Transaction Expenses for Contracts Issued On or After May 25, 2024	Charge
Maximum Surrender Charge (as a percentage of Contract Value surrendered or withdrawn)(1)	8%

Transaction Expenses for Contracts Issued Before May 25, 2024	Charge
Maximum Surrender Charge (as a percentage of Contract Value surrendered or withdrawn)(1)	9%
(1)
During the first six Contract Years, we deduct a Surrender Charge from each withdrawal or surrender that exceeds the Annual
Free Withdrawal Amount. We do not assess a Surrender Charge on withdrawals and surrenders made under the Nursing
Home or Hospital Waiver or Terminal Illness Waiver.

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Allocation Option or from the Contract on any day other than every sixth Contract Anniversary.

Adjustments	Charge
Market Value Adjustment Maximum Potential Loss (as a percentage of Contract Value withdrawn or surrendered)(1)	90%
(1)
During the Accumulation Period, if you surrender your Contract or take an Excess Withdrawal from any Allocation Option on any day other than every sixth Contract Anniversary, we will apply a Market Value Adjustment (which may be positive or negative) to the amount being withdrawn that is in excess of the Annual Free Withdrawal Amount. A negative Market Value
Adjustment could significantly decrease the amount you receive from a partial withdrawal or surrender.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract.

Annual Contract Expenses	Charge
Base Contract Expenses (as a percentage of the Accumulation Credit Factor for each Risk Control Account at the start of each Contract Year)(1)	0.75%
GLWB Rider Fee (as a percentage of the average daily GLWB Benefit base for the prior Contract Year)(2)	1.00%
(1)Base Contract Expenses includes the Contract Fee. The Contract Fee is assessed against the Contract Value held in the Risk
Control Accounts. We do not assess a Contract Fee against Contract Value held in the Declared Rate Account.
(2)The GLWB Rider Fee is deducted Pro Rata from the Contract Value of each Allocation Option on each Contract Anniversary.
The GLWB Rider Fee is: for Contracts issued after February 10, 2021, 1.00%; for Contracts issued from April 26, 2020 to
February 10, 2021, 0.75%; for Contracts issued from August 19, 2019 to April 25, 2020, 0.50%.
In addition to the fees described above, the Cap limits the amount you can earn with respect to each Risk Control Account. This means your returns may be lower than the Index returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Your Contract has various risks associated with it. We list these risk factors below, as well as other important information you should know before purchasing a Contract.
Risk of Loss. An investment in the Contract is subject to the risk of loss. You could lose your investment, including principal and previously credited interest.
Market Risk. The historical performance of a reference Index should not be taken as an indication of the future performance of the Index. Index performance will be influenced by complex and interrelated economic, financial, regulatory, geographic, judicial, political and other factors that can affect the capital markets generally, and by various circumstances that can influence the performance of securities in a particular market segment. Generally, each Risk Control Account has broad risks that apply to all indices, such as market risk, as well as specific risks of investing in particular types of securities. Investing in certain types of securities, such as foreign (non-U.S.) securities or small or mid-cap securities, subjects you to greater risk and volatility than the general market.
Index-Linked Option Market Risk. You assume the investment risk that no Index interest will be credited and therefore positive Index performance will not increase your Risk Control Account Value. You also bear the risk that sustained declines in the relevant Index may cause Index performance to not increase your
Risk Control Account Value for a prolonged period. In addition to the general market risks described above, the reference Indexes are subject to the following specific risks:

•The S&P 500 Price Return Index is comprised of equity securities issued by large-capitalization
U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.
•The Russell 2000® Price Return Index is comprised of small-capitalization US companies.
Compared to large-capitalization companies, small-capitalization companies may be less stable
(or more volatile), less liquid, and more susceptible to adverse developments.
•The MSCI EAFE Price Return Index is designed to follow the performance of large- and mid-
capitalization companies across 21 developed markets around the world excluding the U.S. and
Canada. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. Securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies are subject to the risks related to investments in foreign markets (e.g., increased price volatility;
changing currency exchange rates; and greater political, regulatory, and economic uncertainty).
•The Barclays Risk Balanced Index allocates between equities and fixed income using the principles of Modern Portfolio Theory using a 10% volatility (risk) target, which seeks to maximize the expected return based on a given level of market risk. Although the Index targets a particular volatility, the actual volatility level may differ from that targeted and may be materially higher or lower for certain periods than the target level depending on market conditions. Because the Index is exposed to Treasuries, it may underperform in a rapidly rising interest rate environment.
Because the Index includes a volatility control mechanism, it may underperform in particular during an equity market rally that occurs immediately after a period of elevated volatility when the
Index would have reduced its exposure. The Index may allocate up to 225% of total exposure to its components; when the portfolio exposure is greater than 100%, negative performance of the portfolio will be magnified and the level of the Index may decrease significantly. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.
•The Dimensional US Small Cap Value Systematic Index is designed to capture the returns associated with the US small cap value premium, the tendency for smaller company and value stocks to outperform larger company and growth stocks over time. Compared to large-
capitalization companies, small-capitalization companies may be less stable (or more volatile), less liquid, and more susceptible to adverse developments. Value stocks may underperform for long periods of time and perform differently from the market as a whole. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.
If you invest in a Risk Control Account and the relevant Index declines, it may or may not reduce your
Risk Control Account Value, depending on the Risk Control Account to which you allocated your Contract
Value. If your Risk Control Account Value is allocated to the Growth Account, you assume the risk of negative Index performance (crediting negative Index interest) up to the -10% Floor, which means your
Risk Control Account Value allocated to the Growth Account could decline up to 10% each year due to negative Index performance. During the life of your Contract, an Allocation Option with a Floor of 0% will always be available, and we will continue to make a Secure Account and Growth Account option available for each Risk Control Account that is available to you.
Liquidity and Withdrawal Risk.  We designed your Contract to be a long-term investment that you may use to help save for retirement. Your Contract is not designed to be a short-term savings vehicle. The
Contract may not be appropriate for investors who plan to take Excess Withdrawals or surrender the Contract in the short-term.

The Contract Fee, GLWB Rider Fee, Surrender Charge, Market Value Adjustment, and federal income taxes could significantly reduce the values under the Contract and the amount you receive from any withdrawals or a surrender, which may also be subject to additional taxes. Withdrawals will also reduce the GLWB Benefit Base, GLWB Payment, and Death Benefit, perhaps by significantly more than the amount of the withdrawal, and may terminate the Contract.
•Surrender Charge Risk: If you surrender your Contract or take an Excess Withdrawal during the first six Contract Years, you may pay a Surrender Charge of up to 9% (up to 8% for Contracts
issued on or after May 25, 2024) of the amount being withdrawn that is in excess of the Annual
Free Withdrawal Amount.
•Market Value Adjustment Risk: During the Accumulation Period, if you surrender your Contract or take an Excess Withdrawal from any Allocation Option on any day other than every sixth Contract
Anniversary, we will apply a Market Value Adjustment (which may be positive or negative) to the amount being withdrawn that is in excess of the Annual Free Withdrawal Amount. A negative
Market Value Adjustment may significantly decrease the amount you receive upon surrender or partial withdrawal. Please note that in certain interest rate environments, a negative Market Value
Adjustment could reduce the amount received to less than the protection provided by the Floor. It is possible in extreme circumstances to lose up to 90% of your principal and previously credited interest per year due to the Market Value Adjustment, regardless of the Allocation
Option to which you allocated Contract Value.
•Future Returns Risk:  Only the Contract Value remaining after the withdrawal will be credited interest, positive or negative, in the future.
•Proportionate Calculation Risk:  Excess Withdrawals proportionally reduce the GLWB Benefit
Base, which is used to determine the GLWB Payment, and the Purchase Payment, which is used to determine the Death Benefit, by the ratio of the withdrawal (including any Surrender Charge and Market Value Adjustment) to the Contract Value immediately prior to the withdrawal. These proportional reductions may be substantially more than the withdrawal amount, and any resulting decreases to the GLWB Payment and Death Benefit could be significant.
•Tax Risks:  Federal Income taxes apply to any withdrawal or surrender. A 10% additional tax may also apply if taken before the Owner is age 59½. You should consult your tax advisor before taking a withdrawal or surrendering the Contract.
Other Index-Linked Option Risks. In addition to the risk of loss from negative Index performance, there are other risks of investing in a Risk Control Account.
You assume the risk that the Cap can be reduced to as little as 1%. If the Index performance  is greater than the applicable Cap, the Index interest that you receive will be lower than the return you would have received on an investment in a mutual fund or exchange-traded fund designed to track the performance of the selected reference Index.
You have no ownership rights in the underlying securities comprising the reference Indices. Purchasing the Contract is not equivalent to investing in the underlying securities comprising the Indices. As the
Owner of the Contract, you will not have any ownership interest or rights in the underlying securities comprising the Indices, such as voting rights, dividend payments, or other distributions.
•Except for the Barclays Risk Balanced, each Index associated with the Risk Control Accounts is a
"price return index," which means the Index performance does not include dividends paid on the securities comprising the Index. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities.

•The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145%
for the equity component. Therefore, the aggregate fee will depend on the Index’s relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. SOFR refers to the Secured Overnight Financing Rate, which was
3.87% as of December 31, 2025. The New York Fed publishes the SOFR on its website each
Business Day. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
Because the Index interest is calculated at a certain point-in-time, an Owner may experience negative or flat performance even though a reference Index experienced gains through some or most of the Contract
Year.
Risk That We May Eliminate an Allocation Option or Eliminate or Substitute an Index. There is no
guarantee that any Allocation Option or Index will be available during the entire time you own your
Contract. During the life of your Contract, an Allocation Option with a Floor of 0% will always be available, and we will continue to make a Secure Account and Growth Account option available for each Risk
Control Account that is available to you. Otherwise, we may add, change, or discontinue Allocation
Options and Indices from time to time. You assume the risk that we may discontinue some or all of the other Risk Control Accounts, and the only remaining Allocation Options may have terms that are unacceptable to you and may not provide any protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
If we substitute or change an Index, the performance of the new Index may differ from the original Index.
If there is a delay between the date we remove the Index and the date we add a substitute Index, your
Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index Return.
A Risk Control Account may also be discontinued before the end of an Interest Term if we do not provide a substitute Index and transfer your Risk Control Account Value to the S&P 500 Index Secure Account for
the remainder of the Interest Term, as described in “Risk Control Account Options – Allocation Option and
Index Changes.” The amount of interest you earn in the S&P 500 Index Secure Account may be less than the amount you would have earned in the discontinued Risk Control Account at the end of the Interest
Term. If there is a delay between the date we remove the Index and the date we transfer value to another account, your Risk Control Account Value prior to the transfer will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index Return.
An Index or Allocation Option change may negatively affect interest credited and your resulting Contract
Value, as well as how you want to allocate Contract Value between available Allocation Options. If we eliminate an Allocation Option or eliminate or substitute the Index, and you do not wish to allocate your
Contract Value to the Allocation Options available under the Contract, you may surrender your Contract, but you may be subject to a Surrender Charge and Market Value Adjustment, which may result in a loss of principal and credited Index interest. A surrender of the Contract may also be subject to income taxes and a 10% additional tax.
Guaranteed Lifetime Withdrawal Benefit Feature Risk. Excess Withdrawals could significantly reduce the Death Benefit, GLWB Benefit Base and GLWB Payments and could terminate the Contract.
Purchasers should consult with a financial representative to determine if the Guaranteed Lifetime
Withdrawal Benefit is suitable for them based upon their financial needs and risk tolerance.
You should carefully consider when to begin taking GLWB Payments. If GLWB Payments are elected earlier, the GLWB Percentage will be lower, resulting in lower GLWB Payments, and the Contract will have less time to accumulate value. However, earlier GLWB Payments could result in receiving payments for a longer period of time. If GLWB Payments are delayed, the GLWB Percentage may be higher, resulting in higher GLWB Payments, and the Contract will have more time to accumulate value, which could result in higher payments and might result in a higher Death Benefit.
GLWB Payments will reduce the Death Benefit, Surrender Value, Contract Value and the Annual Free
Withdrawal Amount by the amount of the GLWB Payment.
The GLWB Payment is taken out of the Owner’s Contract Value unless the Contract Value is reduced to zero. The probability of the Owner outliving their Contract Value and receiving the GLWB Payment from the Company’s general account may be minimal. The GLWB Payments are subject to federal income tax and may be subject to a 10% additional tax if elected prior to age 59½. Any amounts paid by the Company in excess of the Contract Value are subject to the Company’s financial strength and claims paying ability.
The GLWB Rider Fee will be assessed whether or not the Owner receives GLWB Payments.
Risk Control Account Allocation Restriction. At any time the Cap for your Risk Control Account is less than the Bailout Rate specified on your Contract Data Page, we may, at our discretion, restrict allocations into that Risk Control Account. See “Risk Control Account Option – Bailout Provision” for more details.
Contract Issue Date Risk. The Company only issues the Contract on the 10th and 25th of each month.
Therefore, the Purchase Payment may be held in the Company’s General Account for up to fifteen days prior to being invested in the Contract and will not earn any interest during that period.
Insurance Company Risk. Our General Account assets support the guarantees under the Contract and are subject to the claims of our creditors. As such, the guarantees under the Contract are subject to our financial strength and claims-paying ability, and therefore, to the risk that we may default on those guarantees. You should look solely to our financial strength and claims-paying ability in meeting the guarantees under the Contract. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.
Business Disruption and Cyber-Security Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable and index-linked product business activities. Because our variable and index-linked product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure
(e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, CUNA Brokerage
Services, Inc. ("CBSI"), and intermediaries may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders, impact our ability to calculate Contract Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or CBSI, and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities that comprise the Index, which may cause the reference Indices to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the  Russian invasion of Ukraine and the responses by the United States and other governments). Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.
The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your Contract Value. There can be no assurance that we, CBSI, or intermediaries will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
In addition, we are exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third-party administrators to perform their job responsibilities.
Even if our workforce and employees of our service providers and third-party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing Contracts and processing of other Contract-related transactions, including orders from Owners. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our ability to receive, pickup and process mail, our processing of Contract-related transactions, impact our ability to calculate
Contract Value, or have other possible negative impacts. These events may also impact the issuers of securities that comprise the Index, which may cause the reference Indices to lose value. There can be no assurance that we or our service providers will avoid losses affecting your Contract due to a natural disaster or catastrophe.

THE INSURANCE COMPANY AND SEPARATE ACCOUNTS

MEMBERS Life Insurance Company
The name of the Company is MEMBERS Life Insurance Company. You may write us at 2000 Heritage
Way, Waverly, Iowa 50677 9202, or call us at 1-800-798-5500. The Company is responsible for all guarantees provided under the Contract, including our obligations under the Declared Rate Account and the Risk Control Accounts, the Death Benefit, and the Income Payout Options. Our General Account
assets support these guarantees. The assets of our General Account are subject to our general liabilities from business operations and the claims of our creditors. Accordingly, any obligations, guarantees or benefits are subject to our financial strength and claims-paying ability. You may obtain information on our financial condition by reviewing our financial statements. You may also call 1-800-798-5500 for more information about us, including our financial strength ratings.
We are a wholly-owned direct subsidiary of CMFG Life Insurance Company (“CMFG Life”). We were formed by CMFG Life on February 27, 1976, as a stock life insurance company under the laws of the
State of Wisconsin. The Company’s name was changed to its current name on January 1, 1993. We re-
domiciled from Wisconsin to Iowa on May 3, 2007. Currently, we have no employees. The Company issues Index-linked and variable annuity contracts, which account for all the new product sales of the
Company. The Company also services previously existing blocks of annuities and individual and group life policies.
CMFG Life is a stock insurance company organized on May 20, 1935 and domiciled in Iowa. CMFG Life is one of the world’s largest direct underwriters of credit life and disability insurance, and is a major provider of qualified pension products to credit unions. CMFG Life and its affiliates currently offer deferred and immediate annuities, individual term and permanent life insurance, and accident and health insurance. In 2012, CMFG Life was reorganized as a wholly-owned subsidiary of TruStage Financial
Group, Inc. (f/k/a CUNA Mutual Financial Group, Inc.), which is a wholly-owned subsidiary of CUNA
Mutual Holding Company (“CM Holding”), a mutual holding company organized under the laws of the
State of Iowa.

CMFG Life provides significant services required to conduct our operations. Under a Cost Sharing,
Procurement, Disbursement, Billing and Collection Agreement, CMFG Life performs certain administrative functions related to procurement, disbursement, billing and collection and services, agent licensing, payment of commissions, actuarial services, annuity policy issuance and service, accounting and financial compliance, market conduct, general and informational services and marketing, and provides certain resources and personnel to us. We share office space with CMFG Life in Madison, Wisconsin and
Waverly, Iowa. Expenses associated with the facilities are allocated to us through the Amended and
Restated Expense Sharing Agreement that we entered into with CMFG Life on January 1, 2015.
We rely on the exemption from the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), provided by Rule 12h-7 under the 1934 Act with respect to registered non-variable insurance contracts (such as index-linked investment options) that we issue.
The Declared Rate Separate Account
The non-registered Separate Account in which we hold reserves for our guarantees attributable to annuity contracts that offer declared rate accounts is referred to as the Declared Rate Separate Account. The assets in the Declared Rate Separate Account are equal to the reserves and other liabilities of the contracts supported by the Declared Rate Separate Account and are not chargeable with liabilities arising out of any other business that we conduct. We have the right to transfer to our General Account any assets of the Declared Rate Separate Account that are in excess of such reserves and other Contract liabilities. Our General Account assets are also available to meet the guarantees under the Contract, including the Declared Rate Separate Account, as well as our other general obligations. The guarantees in this Contract are subject to the Company’s financial strength and claims-paying ability.
The Risk Control Separate Account
The non-registered Separate Account in which we hold reserves for our guarantees attributable to annuity contracts that offer risk control accounts is referred to as the Risk Control Separate Account. The assets in the Risk Control Separate Account are equal to the reserves and other liabilities of the contracts supported by the Risk Control Separate Account and are not chargeable with liabilities arising out of any other business that we conduct. We have the right to transfer to our General Account any assets of the
Risk Control Separate Account that are in excess of such reserves and other Contract liabilities. Our
General Account assets are also available to meet the guarantees under the Contract, including the
Risk Control Separate Account, as well as our other general obligations. The guarantees in this
Contract are subject to the Company’s financial strength and claims-paying ability.

GETTING STARTED - THE ACCUMULATION PERIOD

The Prospectus describes all material rights, benefits and obligations under the Contract. The availability of Allocation Options, Contract benefits, and other Contract features described in this Prospectus may vary by state and depending on the broker-dealer through which the Contract is sold. See Appendix B.
Your financial professional can provide you with more information about those variations.
Purchasing a Contract
We offer the Contract to individuals, certain retirement plans, and other entities. To purchase a Contract, you, the Annuitant, and the Covered Person must be at least Age 21 and no older than Age 85.
The Contract is sold through financial professionals. To start the purchase process, you must submit an application to your financial professional. The Purchase Payment must either be paid at the Company’s
Administrative Office or delivered to your financial professional. Your financial professional will then forward your completed application and Purchase Payment (if applicable) to us. The selling firm’s determination of whether the Contract is suitable for you may delay our receipt of your application. Any such delays will affect when we issue your Contract.
If the application for a Contract is properly completed and is accompanied by all the information necessary to process it, including payment of the Purchase Payment, the Purchase Payment will be allocated to the Allocation Options you choose on the next available Contract Issue Date.
After we receive a completed application, Purchase Payment, and all other information necessary to process a purchase order in Good Order, we will begin the process of issuing the Contract on the next
Contract Issue Date available. The Purchase Payment will allocated as described under "Allocating Your
Purchase Payment."
IMPORTANT: You may use the Contract with certain tax qualified retirement plans (“IRA”). The
Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan.
Accordingly, if you are purchasing this Contract through a qualified retirement plan, you should consider purchasing the Contract for its other features and other non-tax related benefits. Please consult a tax advisor for information specific to your circumstances to determine whether the
Contract is an appropriate investment for you.
If mandated by applicable law, including Federal laws designed to counter terrorism and prevent money laundering, we may be required to reject your Purchase Payment. We may also be required to provide additional information about you or your Contract to government regulators. In addition, we may be required to block an Owner’s Contract and thereby refuse to honor any request for transfers, partial withdrawals, surrender, GLWB Payments, income payments, and Death Benefit payments, until instructions are received from the appropriate government regulator.
Tax-Free Section 1035 Exchanges
You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully.
Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a Surrender Charge or negative market value adjustment on the existing contract. If the exchange does not qualify for Section 1035 tax treatment, you may have to pay federal income tax and a possible additional tax on your old contract. There will be a new Contract Issue Date for the purpose of determining any Surrender Charges for this Contract, other charges may be higher (or lower), and the benefits may be different. There may be delays in our processing of the exchange. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest. In general, the person selling you this Contract will earn a commission from us.
Owner
The Owner is the person(s) (or entity) who own(s) the Contract and, in the case of a natural person(s), whose death determines whether the Death Benefit is payable. While the Owner is living, the Owner is also the person(s) (or entity) who receives income payments during the Payout Period while the Annuitant is also living. If there are multiple Owners, each Owner will have equal ownership of the Contract and all references to Owner will mean Joint Owners. Joint Owners are only allowed if the Owner and Joint Owner are Spouses. Additionally, Joint Owners are only allowed for non-qualified annuities.
The Owner names the Annuitant or Joint Annuitants. If the Owner is not a natural person, a Joint Owner and Joint Annuitant cannot be named. All rights under the Contract may be exercised by the Owner, subject to the rights of any other Owner. Assignment of the Contract by the Owner is not permitted unless the state in which the Contract is issued requires us to provide the Owner the right to assign the Contract, as identified in Appendix B. In that case, the Owner must provide us with advance Written Notice of the assignment, and the assignment is subject to our approval, unless those requirements are inconsistent with the law of the state in which the Contract is issued.
The Owner may request to change the Owner at any time before the Payout Date. If a Joint Owner is changed (or is named), the Joint Owner must be the Owner’s Spouse. If an Owner is added or changed, the amount that will be paid upon the death of the new Owner will be impacted as described in the “Death
Benefit” section. The Guaranteed Lifetime Withdrawal Benefit may also be impacted as described in the
“Guaranteed Lifetime Withdrawal Benefit” section. Any change of Owner must be made by Authorized
Request and is subject to our acceptance. We reserve the right to refuse such change on a non-
discriminatory basis. Unless otherwise specified by the Owner, such change, if accepted by us, will take effect as of the date the Authorized Request was signed. We are not liable for any payment we make or action we take before we receive the Authorized Request.
If an Owner who is a natural person dies during the Accumulation Period, your Beneficiary is entitled to a
Death Benefit. If you have a Joint Owner, the Death Benefit will be available when the first Joint Owner dies. If there is a surviving Owner and he or she is the Spouse of the deceased, the surviving Spouse will be treated as the sole primary Beneficiary, and any other designated Beneficiary will be treated as a contingent Beneficiary.
Divorce
In the event of divorce, the former Spouse must provide us divorce distribution instructions using a form satisfactory to us, and/or a copy of the divorce decree (or a qualified domestic relations order if it is a qualified plan). The instruction form or terms of the decree/order must identify the Contract and specify how the Contract Value should be allocated among the former Spouses.
Annuitant
The Annuitant is the natural person(s) whose life (or lives) determines the income payment amount payable under the Contract. If the Owner is a natural person, the Owner may change the Annuitant at any time provided it is at least 30 days before the Payout Date by Authorized Request. Unless otherwise specified by the Owner, such change will take effect as of the date the Authorized Request was signed.
We are not liable for any payment we make or action we take before we receive the Authorized Request.
If you change the Annuitant, the Payout Date will not change. If the Owner is not a natural person, the
Annuitant cannot be changed. The Annuitant does not have any rights under the Contract.
Covered Person
The Covered Person(s) is the natural person(s) whose Age and lifetime we base the GLWB Percentage and GLWB Payments on for the Guaranteed Lifetime Withdrawal Benefit.
You select the Covered Person(s) on the Contract Issue Date. Beginning May 25, 2024, you can add a
Covered Person prior to the GLWB Payment Start Date if there is only one Covered Person and there has not been a spousal continuation. The added Covered Person must meet eligibility requirements under the
Contract. Requests to add a Covered Person must be received at least one Business Day prior to the desired GLWB Payment Start Date. If a Covered Person is added, the GLWB Payment will be determined using the new Covered Persons and could delay the earliest date that GLWB Payments can start if the new Covered Person is younger than 50.
After the Contract Issue Date, you cannot request to add, remove, or replace a Covered Person, even if you add or change an Owner, Annuitant, or Beneficiary except as described in this
Prospectus.
If there is a sole Owner of the Contract:
•The Owner can be a Covered Person.
•If the Owner and the sole primary Beneficiary are Spouses, the sole primary Beneficiary can also be a Covered Person.
•If you select single life GLWB Payments, the Owner must be designated as the Covered Person.
If there are Joint Owners:
•Both Owners can be Covered Persons.
•The Owners must be Spouses.
•If you select single life GLWB Payments, either Owner can be designated as the Covered Person.
If the Owner is not a natural person:
•The Annuitant must be designated as the Covered Person.
•A joint Annuitant is not permissible.
•Joint GLWB Payments cannot be selected.
If one Covered Person is selected, you have elected single life option rates. If two Covered Persons are selected, you have elected joint life option rates.
If a Covered Person is no longer an Owner, Joint Owner, Annuitant, or Beneficiary as required, we will remove that person from the Guaranteed Lifetime Withdrawal Benefit, and they will no longer be a
Covered Person. Once we remove a Covered Person from the Guaranteed Lifetime Withdrawal Benefit, the Covered Person cannot be reinstated (except if the person is added as a Covered Person in accordance with the restrictions set forth above).
If at any time joint Covered Persons are no longer Spouses, you must send us notice of the divorce by
Authorized Request. Upon receipt of such notice, we will remove one former Spouse from the Contract as a Covered Person as indicated by the divorce or settlement decree, as applicable.
If a Covered Person is removed and one Covered Person still remains, the following will occur:
•If the Owner is a natural person and joint GLWB Payments have already started, we will continue to pay joint GLWB Payments to the Owner as long as the remaining Covered
Person is living.
•If the Covered Person was removed before the GLWB Payment Start Date, single life option rates will be used unless a Covered Person is added as described in this Prospectus.
If a Covered Person is removed and there is no other Covered Person remaining, the Guaranteed
Lifetime Withdrawal Benefit will terminate and GLWB Payments will cease.
Beneficiary
The Beneficiary is the person(s) (or entity) named by you to receive the proceeds payable upon your death. If there are Joint Owners and an Owner dies before the Payout Date, the surviving Spouse Owner will be treated as the sole primary Beneficiary and any other designated Beneficiary will be treated as a contingent Beneficiary. Prior to the Payout Date, if no Beneficiary survives the Owner, the proceeds will be paid to the Owner’s estate. If there is more than one Beneficiary, each Beneficiary will receive an equal share of the Death Benefit, unless otherwise specified by the Owner. If there are Joint Owners and we are unable to determine that one of the Joint Owners predeceased the other, we will treat the Joint Owners as having died simultaneously. In that case, one-half of the Death Benefit will be payable to each Joint
Owner’s estate.
You may change the Beneficiary by an Authorized Request sent to us, or you may name one or more
Beneficiaries. A change of Beneficiary will take effect on the date the Authorized Request was signed. If there are Joint Owners, each Owner must sign the Authorized Request. In addition, any Irrevocable
Beneficiary or assignee must sign the Authorized Request. We are not liable for any payment we make or action we take before we receive the Authorized Request.
Use care when naming Beneficiaries. If you have any questions concerning the criteria you should use when choosing Beneficiaries, consult your financial professional.
Right to Examine
You may cancel your Contract and return it to your financial professional or to us within a certain number of days after you receive the Contract and receive a refund of either the Purchase Payment you paid less withdrawals or your Contract Value, depending on the state in which your Contract was issued. If the
Contract Value exceeds your Purchase Payment, you will receive the Contract Value regardless of where the Contract was issued. If the Purchase Payment exceeds the Contract Value, the refund will be your
Contract Value unless the state in which the Contract was issued requires that the Purchase Payment less withdrawals be returned. If your Contract is an IRA, we will refund the greater of your Purchase
Payment less withdrawals or your Contract Value. Generally, you must return your Contract within 10 days of receipt (30 days if it is a replacement contract), but some states may permit a different period for you to return your Contract. Refunds will not be subject to a Surrender Charge or Market Value
Adjustment and will be paid within seven days following the date of cancellation. State variations are described in Appendix B. If you cancel your Contract by exercising your Right to Examine and attempt to purchase a substantially similar Contract the Company may refuse to issue the second Contract.

ALLOCATING YOUR PURCHASE PAYMENT

Purchase Payment
The minimum Purchase Payment for a Contract is $10,000. The Company does not allow additional
Purchase Payments. A Purchase Payment for a Contract, or Purchase Payments for multiple Contracts owned by the same individual, that equals or exceeds $2 million requires our prior approval, which may be withheld at our sole discretion.
If the application for a Contract is in Good Order at least two Business Days prior to the next available
Contract Issue Date, which includes our receipt of the Purchase Payment, we will issue the Contract on the next available Contract Issue Date. Contract Issue Dates offered by the Company are currently the
10th and 25th of each month unless those days fall on a non-Business Day. In that case, we issue the
Contract on the next Business Day with an effective Contract Issue Date of the 10th or 25th. Please note that during the time period between the date your Purchase Payment is delivered to us and the next available Contract Issue Date, we will hold your Purchase Payment in our General Account and will not pay interest on it. Thus, during that time period, your Purchase Payment will not be allocated to either the
Risk Control Account or the Declared Rate Account.

Allocation Options
On the Contract Issue Date, your Purchase Payment and Contract Value will be allocated according to your allocation instructions on file with us for the applicable Allocation Levels. The availability of Allocation
Options may vary by state and depending on the broker-dealer through which the Contract is sold. See
Appendix B. There are two Allocation Levels available under the Contract:
•At Level A (Allocation Option Level), you choose the allocation percentages for the Declared Rate
Account and available Risk Control Accounts for each reference Index;
•At Level R (Risk Control Account Level), you provide further allocation instructions for the amounts you allocated to the Risk Control Accounts by splitting the allocation among Secure and Growth Risk
Control Accounts with the same reference Index.
You must specify the percentage of your Purchase Payment to be allocated to each Allocation Option on the Contract Issue Date. The amount you allocate must be in whole percentages from 0% to 100% of the
Purchase Payment, and your total allocation must equal 100% for each Allocation Level. The Purchase
Payment will be allocated on the Contract Issue Date to the Allocation Options (according to the allocation instructions on file with us for Level A and Level R). If you do not indicate your allocations on the application, our Administrative Office will attempt to contact your financial professional and/or you for clarification. We will not issue the Contract without your allocation instructions.

Allocation Options for Contracts issued prior to May 25, 2024
Interest Term*	Level A Allocation Option Level	Level R Risk Control Account Level	Crediting Strategy**
1 year	Declared Rate	N/A	Fixed Interest Rate (guaranteed for 6 years)
1 year	S&P 500 Index	Secure Account	0% Floor, Cap
		Growth Account	-10% Floor, Cap
1 year	Russell 2000 Index	Secure Account	0% Floor, Cap
		Growth Account	-10% Floor, Cap
1 year	MSCI EAFE Index	Secure Account	0% Floor, Cap
		Growth Account	-10% Floor, Cap

Allocation Options for Contracts issued on or after May 25, 2024
Interest Term*	Level A Allocation Option Level	Level R Risk Control Account Level	Crediting Strategy**
1 year	Declared Rate	N/A	Fixed Interest Rate (guaranteed for 1 year)
1 year	S&P 500 Index	Secure Account	0% Floor, Cap
		Growth Account	-10% Floor, Cap
1 year	Dimensional US Small Cap Value Systematic Index	Secure Account	0% Floor, Cap
		Growth Account	-10% Floor, Cap

1 year	Barclays Risk Balanced Index	Secure Account	0% Floor, Cap
		Growth Account	-10% Floor, Cap
1 year	MSCI EAFE Index	Secure Account	0% Floor, Cap
		Growth Account	-10% Floor, Cap
*The period for which interest is calculated for an Allocation Option.
**The Declared Rate Account Interest Rate will never be below the Minimum Interest Rate. The Floor will not change during the life of your Contract. We set the Cap each year for the next Contract Year. In return for accepting some risk of loss to your Risk
Control Account Value allocated to the Growth Account, the Cap for the Growth Account is higher than the Cap for the Secure
Account. The Cap will always be at least 1%.
For the Declared Rate Account, we credit interest daily based on a fixed annual interest rate. For each
Risk Control Account, we credit interest at the end of each Contract Year based in part on the performance of an external index by comparing the change in the Index from each Contract Anniversary
(the first day of the Contract Year) to the last day of the Contract Year. On each Contract Anniversary, as part of automatic rebalancing, we will reallocate your Contract Value based on your most recent allocation instructions that we have on file. Although you may reallocate among Allocation Options each year,
Excess Withdrawals and surrenders on any date other than each sixth Contract Anniversary may be subject to a Market Value Adjustment and Surrender Charge.
Transactions that are scheduled to occur on a day that the Accumulation Credit Factor for a Risk Control
Account is not available will be processed on the next Business Day at the Accumulation Credit Factor for the Risk Control Account next determined.
Reallocations - Automatic Rebalance Program
On each Contract Anniversary during the Accumulation Period, as part of automatic rebalancing, we will reallocate your Contract Value based on your most recent allocation instructions that we have on file. We will send you written notice at least two weeks prior to the Contract Anniversary. This notice will describe the Owner’s right to transfer Contract Value between Allocation Options, as permitted by the Contract, and the right to exercise the Bailout Provision, if applicable.
Allocation instructions can be updated by Authorized Request at any time and will be effective on the next
Contract Anniversary if received at least one Business Day prior to the Contract Anniversary. If we do not receive such request at least one Business Day prior to the Contract Anniversary, your change in allocation instructions will not be effective until the next Contract Anniversary. No Surrender Charge or
Market Value Adjustment will apply to automatic rebalancing. Any new allocation change request will supersede any prior allocation change requests made. Owners cannot discontinue the automatic rebalancing of Contract Value on Contract Anniversaries.
For example, assume Level A allocations are 80% to Risk Control Accounts that use the S&P 500 Index as a reference Index and 20% to the Declared Rate Account. Assume Level R allocations for the S&P 500
Index are 40% to the Secure Account and 60% to the Growth Account. If on the Contract Anniversary the
total Contract Value is $100,000, then after rebalancing, $80,000 will be allocated to Risk Control
Accounts that use the S&P 500 Index (80% x $100,000) and $20,000 will be allocated to the Declared
Rate Account (20% x $100,000). Then, within Risk Control Accounts that use the S&P 500 Index, $32,000 will be allocated to the Secure Account (40% x $80,000) and $48,000 will be allocated to the Growth
Account (60% x $80,000).
Please note that at any time the Cap for your Risk Control Account is less than the rate specified in the
Bailout Provision (as shown on the Contract Data Page), we may, at our discretion, restrict allocations into that Risk Control Account under the automatic rebalancing program. See “Risk Control Account Option –
Bailout Provision” for more details.

DECLARED RATE ACCOUNT OPTION

You may allocate all or a portion of your Purchase Payment and Contract Value to the Declared Rate
Account. Contract Value allocated to the Declared Rate Account becomes part of the Declared Rate
Account Value and is credited with interest at the end of each business day. The applicable daily interest credited, when compounded, equals the Interest Rate. For Contracts issued before May 25,
2024, the Interest Rate will not change for six years. For Contracts issued on or after May 25, 2024, the Interest Rate will not change for one year. We may declare a new Interest Rate for each subsequent term, and we will notify you of any applicable change to the Interest Rate at least two weeks prior to such change. Information about the features of each currently offered fixed option, including its name, term, and minimum interest rate, are set forth in Appendix A.
The Interest Rate declared will never be less than the Minimum Interest Rate, which is determined as follows:
•For Contracts issued before May 25, 2024, the Minimum Interest Rate will not change during the life of the Contract. The guaranteed Minimum Interest Rate is 0.25%.
•For Contracts issued on or after May 25, 2024, the Minimum Interest Rate will be determined on the Contract Issue Date and every sixth Contract Anniversary based on the calendar quarter in which the Issue Date or Contract Anniversary falls. The Minimum Interest Rate will apply for six years and then will be recalculated for the next six-year period. The Minimum
Interest Rate will never be less than the lesser of:
a)3%; or
b)The interest rate determined as the greater of: (1) The average of the three applicable monthly five-year Constant Maturity Treasury (CMT) rates reported by the
Federal Reserve rounded to the nearest 0.05%, as described below, minus 1.25%; or
(2) The nonforfeiture interest rate floor required by the National Association of
Insurance Commissioners (NAIC) Standard Nonforfeiture Law for Individual Deferred
Annuities, 0.15%.
The three monthly five-year Constant Maturity Treasury rates used in the calculation above are as follows:
•The prior September, October, and November monthly five-year CMT rates will be used to determine the first quarter interest rate that is effective each January 1;
•The prior December, January, and February monthly five-year CMT rates will be used to determine the second quarter interest rate that is effective each April 1;
•The prior March, April, and May monthly five-year CMT rates will be used to determine the third quarter interest rate that is effective each July 1; and
•The prior June, July, and August monthly five-year CMT rates will be used to determine the fourth quarter interest rate that is effective each October 1.
Your Declared Rate Account Value must remain in the Declared Rate Account for the entire six year period to avoid the imposition of Surrender Charges and a Market Value Adjustment.
Although you may reallocate among Allocation Options each year, Excess Withdrawals and surrenders on any date other than each sixth Contract Anniversary may be subject to a Market
Value Adjustment and Surrender Charge. Therefore, this Contract may not be appropriate for you if you plan to take Excess Withdrawals or surrender your Contract before the expiration of each six-year term.

RISK CONTROL ACCOUNT OPTION

You may allocate all or a portion of your Purchase Payment and Contract Value to the Risk Control
Accounts we make available. The portion of the Contract Value allocated to a Risk Control Account becomes part of the Risk Control Account Value. Information about the features of each currently offered
Risk Control Account, including its name, a brief statement describing the assets that the Index seeks to track, its crediting period, its Floor, and its Cap, are set forth in Appendix A.
Risk Control Account Period and Crediting Interest
The portion of your Contract Value allocated to a Risk Control Account is credited with interest, if any, at the end of each Contract year based in part on the investment performance of an external index by comparing the change in the Index from each Contract Anniversary (the first day of the Contract Year) to the last day of the Contract Year, subject to the applicable Floor and Cap. When funds are withdrawn from a Risk Control Account prior to the Contract Anniversary for a surrender, partial withdrawal, annuitization,
GLWB Payments or Death Benefit payment, index interest is calculated up to the date of withdrawal. For examples illustrating how we credit interest to the Risk Control Accounts, see "Contract Value - Risk
Control Account Value."
It is possible that you will not earn any interest in a Risk Control Account or that we may credit negative interest to the Growth Account. There is a risk of loss of principal and previously credited interest with the Growth Account of up to 10% (with a Floor of -10%) each Contract Year due to negative Index performance.
Your Risk Control Account Value must remain in a Risk Control Account for the entire six year period to avoid the imposition of Surrender Charges and a Market Value Adjustment. Although
you may reallocate among Allocation Options each year, Excess Withdrawals and surrenders on any date other than each sixth Contract Anniversary may be subject to a Market Value Adjustment and Surrender Charge. Therefore, this Contract may not be appropriate for you if you plan to take
Excess Withdrawals or surrender your Contract before the expiration of each six-year term.
The Indices
Each reference Index can go up or down based on the prices of the underlying securities that comprise the Index. We currently offer the following reference Indices:

Contracts Issued before May 25, 2024	Contracts Issued on or after May 25, 2024
S&P 500 Price Return Index Russell 2000 Price Return Index MSCI EAFE Price Return Index	S&P 500 Price Return Index Dimensional US Small Cap Value Systematic Index MSCI EAFE Price Return Index Barclays Risk Balanced Index
The S&P 500 Price Return Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s.
The Russell 2000 Price Return Index is a stock market index that measures the performance of the small-cap segment of the US equity universe. The Russell 2000 Index is a subset of the Russell 3000
Index representing approximately 7% of the total market capitalization of that index as of the date of this
Prospectus. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.
The MSCI EAFE Price Return Index is a stock market index which is designed to measure the equity market performance of developed markets excluding the U.S. and Canada. As of the date of this

Prospectus, it captures large and mid-cap representation across 21 developed markets countries:
Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan,
the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK.
The Dimensional US Small Cap Value Systematic Index is designed to capture the returns associated with the US small cap value premium, the tendency for smaller company and value stocks to outperform larger company and growth stocks over time. The Index includes stocks within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book. Within this universe, the index is designed to target higher-expected-return securities by excluding stocks with lower profitability or high asset growth. The Index uses information in market prices to systematically pursue higher expected returns in a broadly diversified manner.
The Barclays Risk Balanced Index allocates between equities and fixed income using the principles of
Modern Portfolio Theory using a 10% volatility (risk) target, which seeks to maximize the expected return based on a given level of market risk. Equities consist of an equally weighed portfolio of 50 US stocks that have shown low volatility during the past year. To ensure sector diversification, there can be no more than
10 securities per sector. Dividends are reinvested. For fixed income, the Index provides exposure to three indices tracking the 2, 5, and 10-year US Treasury futures, equally weighted. The Index may allocate up to 225% of total exposure to its components; when the portfolio exposure is greater than 100%, negative performance of the portfolio will be magnified and the level of the Index may decrease significantly.
An investment in a Risk Control Account is not an investment in the Index or in any Index fund.
•Except for the Barclays Risk Balanced, the performance of each Index associated with the Risk
Control Accounts does not include dividends paid on the securities comprising the Index, and therefore, the performance of the Index does not reflect the full performance of those underlying securities. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities.
•The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145%
for the equity component. Therefore, the aggregate fee will depend on the Index’s relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted. SOFR refers to the Secured Overnight Financing Rate, which was 3.87% as of December 31, 2025. The New
York Fed publishes the SOFR on its website each Business Day.
The Index Return is determined on each Contract Anniversary and is measured over the Contract Year.
Because Index interest is calculated on a single point in time you may experience negative or flat performance even though the Index experienced gains through some, or most, of the Contract Year.
Limits on Index Losses and Gains
Each Risk Control Account has two investment options, a Secure Account and a Growth Account, which have different Floors and Caps. During the life of your Contract, an Allocation Option with a Floor of 0%
will always be available, and we will continue to make a Secure Account and Growth Account option available for each Risk Control Account that is available to you. These features may provide protection by limiting the amount of negative interest credited to you for negative Index performance, but they also may limit the amount you can earn from positive Index performance.
The Floor is the maximum amount of negative index interest we will credit you at the end of a Contract
Year, prior to the deduction of the Contract Fee and GLWB Rider Fee. Negative Index performance will reduce your Risk Control Account Value by up to the amount of the Floor. For example, if the reference
Index performance is -25% and the Floor is -10%, we will credit -10% in interest at the end of the Contract
Year, meaning your Risk Control Account Value will decrease by 10% due to negative Index performance.

The Secure Account has a Floor of 0% and the Growth Account has a Floor of -10%. This rate will not change during the life of your Contract. For the Secure Account, this means that negative investment performance of the Index would not reduce your Contract Value; and for the Growth Account, this means that negative investment performance of the Index not reduce your Risk Control Account Value at the end of a Contract Year by more than 10%, even if such negative investment performance is worse than -10%.
However, the Floor does not limit losses from the Contract Fee, the GLWB Rider Fee, Surrender Charges,
Market Value Adjustment, or taxes.
The Cap is the maximum amount of positive index interest we will credit you at the end of a Contract Year, prior to the deduction of the Contract Fee and GLWB Rider Fee. Positive Index performance will increase your Risk Control Account Value by up to the amount of the Cap. For example, if the reference Index performance is 12% and the Cap is 4%, we will credit 4% in interest at the end of the Contract Year, meaning your Risk Control Account Value will increase by 4% due to positive Index performance. In return for accepting some risk of loss to your Contract Value allocated to the Growth Accounts, the Caps declared for the Growth Account will be higher than the Caps declared for the Secure Account for the same period and reference Index, which allows the potential for a higher positive increase in Contract
Value for the Growth Account.
The initial Cap is available at least two weeks in advance of the Contract Issue Date and will be provided by your financial professional or by calling the Company at 1-800-798-5500. We declare new Caps for each Contract Year, which we guarantee for the next Contract Year. We will forward advance written notice to Owners of any change in the Cap for the subsequent Contract Year at least two weeks prior to
Contract Anniversary. This notice will describe the Owner’s right to update allocation instructions to transfer Contract Value between Allocation Options as part of automatic rebalancing and the right to exercise the Bailout Provision, if applicable. The minimum Cap is 1%. The current Caps being offered for new Contract Years of the available Risk Control Account Options can be located at the following publicly accessible website: https://www.trustage.com/zone-income-annuity-rates. The rates posted on that website address are incorporated by reference into this prospectus.
We consider various factors in determining the Caps and Floors, including investment returns available at the time that we issue the Contract, the costs of our risk management techniques, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends, and competitive factors. We determine the Cap and the Floor at our sole discretion. Before you select a Risk Control
Account for investment, you should consider whether the Cap is acceptable to you in return for the protection from negative returns provided by the Floor and whether the Floor is consistent with your risk tolerance and investment goals.
Index Annual Return Examples
The bar charts shown below provide the annual returns for each Index for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns for each Index after applying a hypothetical 5% Cap and a hypothetical -10% Floor. The charts illustrate the variability of the returns from year to year and show how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.
The performance below is NOT the performance of any Risk Control Account. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Risk Control
Accounts, and does not reflect Contract fees and charges, including the Contract Fee, GLWB
Rider Fee, Surrender Charges and the Market Value Adjustment, which reduce performance.

* Except for the Barclays Risk Balanced Index, each Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.
** The Barclays Risk Balanced Index reinvests dividends but deducts certain fees. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
Bailout Provision
We will set a single Bailout Rate for all Risk Control Accounts under the Secure Account and a single
Bailout Rate for all Risk Control Accounts under the Growth Account. The Bailout Rate for Risk Control
Accounts under the Secure Account option will range from 1.5% to 10%, and the Bailout Rate for Risk
Control Accounts under the Growth Account option will range from 2.0% to 25%. The Bailout Rates will be prominently displayed on your Contract Data Page and will not change during the life of your Contract. If at any time, the Cap for your Risk Control Account is less than the Bailout Rate specified on your Contract
Data Page, we may, at our discretion, restrict allocations into that Risk Control Account. Allocation instructions that include allocations to a Risk Control Account that is not available will be considered not in
Good Order and new instructions will be required.
If the Cap for your Risk Control Account is set below the Bailout Rate for that Risk Control Account, the
Bailout Provision allows you to make a withdrawal of some or all of the Contract Value from that Risk
Control Account during the 30-day period following the Contract Anniversary, without incurring any
Surrender Charge and without the application of a Market Value Adjustment. (If the Cap equals or is more than the Bailout Rate, you cannot withdraw Risk Control Account Values under the Bailout Provision. For example, if the Bailout Rate for the Secure Account is set at 1.50% and the Cap for the Secure Account is
set at 1.50%, you would not be eligible to withdraw under the Bailout Provision.)
You will receive at least two weeks’ advance notice of new Caps prior to each Contract Anniversary. The notice of new Caps will also inform you if the Bailout Provision has been triggered for any Risk Control
Account. We must receive your Authorized Request for a withdrawal of Contract Value under the Bailout
Provision during the 30-day period following the Contract Anniversary. A withdrawal under the Bailout
Provision will reduce the GLWB Benefit Base, which is used to determine the GLWB Payment, and the
Purchase Payment, which is used to determine the Death Benefit, perhaps by more than the amount of withdrawal.

If the Bailout Provision has been triggered for a Risk Control Account and we do not receive instructions to withdraw those funds within this 30-day period or the request is not in Good Order, the funds will remain in that Risk Control Account and withdrawals or surrenders for the remainder of the Contract Year may be subject to a Market Value Adjustment and Surrender Charge.
Withdrawals taken under the Bailout Provision may have tax consequences. The tax treatment of a withdrawal under the Bailout Provision depends on whether the Contract is a Non-Qualified Contract or a
Qualified Contract. Generally, for a withdrawal from a Non-Qualified Contract, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract
Value immediately before the distribution over the Owner’s investment in the Contract. If the Contract is a
Qualified Contract, the withdrawal is taxable as ordinary income. If taken prior to age 59½, a withdrawal from either a Non-Qualified or a Qualified Contract may be subject to a 10% additional tax. See discussion of “Taxation of Withdrawals” under “Federal Income Tax Matters.”
Risk Control Account and Index Changes
We may offer additional Allocation Options or discontinue an Allocation Option at our discretion as of the end of the Contract Year. There is no guarantee that an Allocation Option or Index will be available during the entire time you own your Contract. We reserve the right to add or substitute an Index. If we substitute the Index, the performance of the new Index may differ from the original Index. This, in turn, may affect the Index interest you earn. If there is a delay between the date we remove the
Index and the date we add a substitute Index, your Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index interest.
Generally, the Index associated with a given Risk Control Account will remain unchanged for the duration of the Contract Year. However, if an Index is discontinued or the calculation of that Index is materially changed during a Contract Year, we may substitute a suitable Index that will be used for the remainder of the Contract Year. Examples of such material changes to the Index include, without limitation: a contractual dispute between us and the Index provider, changes that make it impractical or too expensive to purchase derivatives to hedge the Index, or changes that result in significantly different Index Values or performance.
If we remove an Index, we will attempt to add a suitable alternative index that is substantially similar to the
Index being replaced on the same day that we remove the Index. To determine the Index Return, we will add (1) the percentage change in the Index from the beginning of the Contract Year to the date on which the Index became unavailable; and (2) the percentage change for the substitute Index from the date of substitution until the next Contract Anniversary.
If we are unable to substitute a new Index at the same time an Index ceases to be available, there may be a brief interval between the date on which we remove the Index and add a substitute index. In this situation, your Contract Value will continue to be allocated to the Risk Control Accounts. However, during the interim period, your Contract Value will be based on the percentage change in the Index from the beginning of the Contract Year to the date on which the Index became unavailable under the Contract, which means market changes during the delay will not be used to calculate your Risk Control Account
Value.
In the unlikely event that an Index is discontinued during a Contract Year, and we do not provide a substitute Index, we may discontinue the relevant Allocation Option. We will credit interest from the beginning of the Contract Year until the date the Allocation Option is discontinued using the percentage change in the Index from the beginning of the Contract Year to the date on which the Index became unavailable. The resulting Risk Control Account Value will be transferred to the S&P 500 Index Secure
Account for the remainder of the Contract Year, where the Index Return is determined as the percentage change in the Index from the date of substitution until the next Contract Anniversary. The amount of interest you earn in the S&P 500 Index Secure Account may be less than the amount you would have earned in the Risk Control Account at the end of the Contract Year. If there is a delay between the date we remove the Index and the date we transfer value, your Risk Control Account Value prior to the transfer will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index Return.
Such changes will be subject to any required regulatory approval, such as any required approval of the
Index by the insurance department in your state.
We will notify you of an Allocation Option or Index change and its effective date by sending you written notice at your last known address. If your allocation instructions include an Allocation Option that is discontinued and we do not receive new allocation instructions by Authorized Request at least one
Business Day prior to your Contract Anniversary, we will apply the value that would have otherwise been allocated to the discontinued Allocation Option to the Declared Rate Account or to the S&P 500 Index
Secure Account if the Declared Rate Account is not available in your state.
An Index or Allocation Option Change may negatively affect interest credited and your resulting
Contract Value, as well as how you want to allocate Contract Value between available Allocation
Options.

CONTRACT VALUE

On the Contract Issue Date, your Contract Value equals the Purchase Payment. After the Contract Issue
Date, during the Accumulation Period, your Contract Value will equal the total Risk Control Account Value plus the total Declared Rate Account Value.
Declared Rate Account Value
The Declared Rate Account Value is equal to:
•The amount initially allocated to the Declared Rate Account plus the interest subsequently credited to that amount; less
•Any withdrawals (including any Surrender Charge and negative Market Value Adjustment); less
•Any transfers as part of automatic rebalancing; less
•The Pro Rata portion of any applicable fees or charges under the Contract; plus
•Any positive Market Value Adjustment from a withdrawal.
We do not assess a Contract Fee against Contract Value held in the Declared Rate Account. The GLWB
Rider Fee and any other fees will be assessed Pro Rata.
Risk Control Account Value
The Risk Control Account Value for each Risk Control Account is equal to:
•The number of that Risk Control Account’s Accumulation Credits credited to you; multiplied by
•The Accumulation Credit Factor for that Risk Control Account at the end of the Valuation Period for which the determination is being made.
Accumulation Credit Factors. The Accumulation Credit Factor for each Risk Control Account is arbitrarily set initially at $10 as of the first day of each six-year term. Thereafter, the Accumulation Credit

Factor for the Risk Control Account at the end of each Valuation Period is determined by multiplying (a) by
(b) and subtracting (c) (i.e., a x b – c), where:
(a)= The Accumulation Credit Factor for the Risk Control Account at the start of the Contract
Year; and
(b)= The Index Return (defined below); and
(c)= The Risk Control Account Daily Contract Fee (defined below) multiplied by the number of days that have passed since the last Contract Anniversary.
The Index Return for each Risk Control Account on any Business Day is equal to the change in the Index for the current Contract Year, adjusted for the Cap or Floor. Specifically, it is calculated as (A / B), where:
A= Adjusted Index Value (defined below) as of the current Business Day; and
B= The Initial Index Value as of the start of the current Contract Year. If a Contract Anniversary does not fall on a Business Day, the Initial Index Value for the next Business Day will be used.
We use the Index Return to determine the interest we credit, if any, to the Risk Control Account Value.
The “Adjusted Index Value” is the Closing Index Value adjusted for the Cap or Floor for the current
Contract Year. The Adjusted Index Value is calculated each time the Index Return is calculated. This can be as frequently as daily and occurs on each Contract Anniversary or on any date when a partial withdrawal, GLWB Payment, surrender, Death Benefit or annuitization is processed. The Closing Index
Value is the closing value of an Index as of a Business Day. If the closing value of the Index is not published on that date, we will use the closing value of the Index from the next day on which the closing value of the Index is published. The Adjusted Index Value for each Risk Control Account is calculated as follows:
•If the Closing Index Value is greater than the Initial Index Value multiplied by (1 + Cap), then the
Adjusted Index Value will equal the Initial Index Value multiplied by (1 + Cap).
•If the Closing Index Value is less than the Initial Index Value multiplied by (1 + Floor), then the
Adjusted Index Value will equal the Initial Index Value multiplied by (1 + Floor).
•If the Closing Index Value is less than the Initial Index Value multiplied by (1 + Cap) but more than the Initial Index Value multiplied by (1 + Floor), then the Adjusted Index Value will equal the
Closing Index Value.
For example, assume the following:
•Initial Index Value = 2,000
•Cap = 15%
•Floor = -10%
At the time the Index Return is calculated, the Adjusted Index Value will be:
•Scenario 1: Closing Index Value is greater than Initial Index Value multiplied by (1 + Cap)
oClosing Index Value = 2,400
o2,400 is greater than 2,300 (2,000 x (1 + 0.15)) so the Adjusted Index Value is equal to
2,300.
•Scenario 2: Closing Index Value is less than Initial Index Value multiplied by (1 + Floor)

oClosing Index Value = 1,700
o1,700 is less than 1,800 (2,000 x (1 – 0.10)) so the Adjusted Index Value is equal to
1,800.
•Scenario 3: Closing Index Value is less than Initial Index Value multiplied by (1 + Cap) but more than Initial Index Value multiplied by (1 + Floor)
oClosing Index Value = 2,200
o2,200 is less than 2,300 (2,000 x (1 + 0.15)) and greater than 1,800 (2,000 x (1 – 0.10))
so the Adjusted Index Value is equal to 2,200.
The Adjusted Index Value will never exceed the Initial Index Value multiplied by (1 + Cap) and will never be lower than the Initial Index Value multiplied by (1 + Floor).
The Risk Control Account Daily Contract Fee is calculated as (a) the Contract Fee divided by (b) the number of days in the Contract Year multiplied by (c) the Accumulation Credit Factor for the Risk Control
Account at the start of the Contract Year (i.e., a / b x c).
For example, assume the following:
•Contract Fee = 0.75%
•Number of days in the Contract Year = 365
•Accumulation Credit Factor for the Risk Control Account at the start of the Contract Year = 10.00
Then, the Risk Control Account Daily Contract Fee = 0.75% / 365 x 10.00 = 0.000205479.
Accumulation Credits. To establish a Risk Control Account, the Purchase Payment or Contract Value
transferred to the Risk Control Accounts is converted into Accumulation Credits. The number of
Accumulation Credits credited to each Risk Control Account is determined by dividing the dollar amount directed to each Risk Control Account by the Accumulation Credit Factor as of the end of the Valuation
Period for which the Purchase Payment or Contract Value transfer is received.
We will redeem Accumulation Credits from a Risk Control Account upon: (i) partial withdrawal or full surrender (including any applicable Surrender Charge and Market Value Adjustment); (ii) a transfer from the Risk Control Account as part of automatic rebalancing; (iii) payment of the Death Benefit; (iv) the
Payout Date; (v) the deduction of the GLWB Rider Fee; and (vi) GLWB Payments. We redeem
Accumulation Credits as of the end of the Valuation Period in which we receive your Authorized Request for surrender or partial withdrawal or your Beneficiary’s request for payment of the Death Benefit unless you or your Beneficiary specify a later date.
Examples. The following three examples illustrate how investment performance of the reference Index of the Secure and Growth Account is applied in crediting interest to the Risk Control Accounts through the
Accumulation Credit Factor based on different levels of Index performance. The change in the value of the Accumulation Credit Factor reflects the application of the Index Return and a reduction for the
Contract Fee. No withdrawals are assumed to occur under these examples and all values are determined on Contract Anniversaries. The examples assume the Caps remain unchanged since Contract issue. The examples illustrate hypothetical circumstances solely for the purpose of demonstrating Risk Control
Account calculations and are not intended as estimates of future performance of the Index.

Example 1: This example illustrates how interest would be credited based on the return of the Index and subject to the Cap and Floor. In this example, the return on the Index is greater than the Cap and Floor.
Assume the following information:
As of the start of the Contract Year:
•Initial Index Value: 1,000
•Contract Fee: 0.75%
•GLWB Rider Fee:  1.00%
•S&P 500 Secure Account
oAccount Value: $75,000
oAccumulation Credit Factor: $10
oAccumulation Credits: 7,500
oFloor: 0.00%
oCap: 6.00%
•S&P 500 Growth Account
oAccount Value: $25,000
oAccumulation Credit Factor: $10
oAccumulation Credits: 2,500
oFloor: -10.00%
oCap: 15.00%
As of the Contract Anniversary:
•Closing Index Value: 1,200
•Days in Contract Year: 365
•Average daily value of the GLWB Benefit Base for the prior Contract Year:  $100,000
Step 1: Calculate the Adjusted Index Value
The Initial Index Value is 1,000 and the Closing Index Value is 1,200. The Closing Index Value is greater than the Initial Index Value multiplied by the result of 1 plus the Cap for both the Secure and Growth
Accounts. Therefore, the Adjusted Index Value equals the Initial Index Value multiplied by the result of 1 plus the Cap. For the Secure Account, this is calculated as 1,000 multiplied by the result of 1 plus 0.06 which equals 1,060. For the Growth Account, this is calculated as 1,000 multiplied by the result of 1 plus
0.15 which equals 1,150.
Step 2: Calculate the Index Return
The Index Return is equal to the Adjusted Index Value divided by the Initial Index Value. For the Secure
Account, this is calculated as 1,060 divided by 1,000 which equals 1.06 (6% increase from Initial Index
Value). For the Growth Account, this is calculated as 1,150 divided by 1,000 which equals 1.15 (15%
increase from Initial Index Value).
Step 3: Calculate the Risk Control Account Daily Contract Fee
The Risk Control Account Daily Contract Fee is equal to the Contract Fee divided by the number of days in the Contract Year multiplied by the Accumulation Credit Factor at the start of the Contract Year. For both the Secure and Growth Accounts, this is equal to 0.75% divided by 365 multiplied by $10 which equals $0.000205479.
Step 4: Calculate the Accumulation Credit Factor
The Accumulation Credit Factor is equal to the Accumulation Credit Factor at the start of the Contract
Year multiplied by the Index Return less the result of the Risk Control Account Daily Contract Fee multiplied by the number of days that have passed since the last Contract Anniversary. For the Secure
Account, this is equal to $10 multiplied by 1.06 less the result of $0.000205479 multiplied by 365 which equals $10.525. For the Growth Account, this is equal to $10 multiplied by 1.15 less the result of
$0.000205479 multiplied by 365 which equals $11.425.

Step 5: Calculate the Risk Control Account Value.
The Risk Control Account Value is equal to the number of Accumulation Credits multiplied by the ending
Accumulation Credit Factor. For the Secure Account, this is equal to 7,500 multiplied by $10.525 which equals $78,937.50. For the Growth Account, this is equal to 2,500 multiplied by $11.425 which equals
$28,562.50. This is an increase of $3,937.50 for the Secure Account ($78,937.50 – $75,000 = $3,937.50)
and an increase of $3,562.50 for the Growth Account ($28,562.50 – $25,000 = $3,562.50). After the
$1,000 GLWB Rider Fee is deducted Pro Rata from each account, the Secure Account increased
$3,203.20 and the Growth Account increased $3,296.80.
Example 2: This example illustrates how interest would be credited based on the return of the Index and subject to the Cap and Floor. In this example, the return on the Index is less than the Cap and greater than the Floor.
Assume the following information:
As of the start of the Contract Year:
•Initial Index Value: 1,000
•Contract Fee: 0.75%
•GLWB Rider Fee:  1.00%
•S&P 500 Secure Account
oAccount Value: $75,000
oAccumulation Credit Factor: $10
oAccumulation Credits: 7,500
oFloor: 0.00%
oCap: 6.00%
•S&P 500 Growth Account
oAccount Value: $25,000
oAccumulation Credit Factor: $10
oAccumulation Credits: 2,500
oFloor: -10.00%
oCap: 15.00%
As of the Contract Anniversary:
•Closing Index Value: 1,030
•Days in Contract Year: 365
•Average daily value of the GLWB Benefit Base for the prior Contract Year: $100,000
Step 1: Calculate the Adjusted Index Value
The Initial Index Value is 1,000 and the Closing Index Value is 1,030. The Closing Index Value is less than the Initial Index Value multiplied by the result of 1 plus the Cap, but it is more than the Initial Index Value multiplied by the result of 1 plus the Floor for both the Secure and Growth Accounts. Therefore, the
Adjusted Index Value equals the Closing Index Value which is 1,030.
Step 2: Calculate the Index Return
The Index Return is equal to the Adjusted Index Value divided by the Initial Index Value. For the Secure
Account, this is calculated as 1,030 divided by 1,000 which equals 1.03 (3% increase from Initial Index
Value). For the Growth Account, this is calculated as 1,030 divided by 1,000 which equals 1.03 (3%
increase from Initial Index Value).
Step 3: Calculate the Risk Control Account Daily Contract Fee
The Risk Control Account Daily Contract Fee is equal to the Contract Fee divided by the number of days in the Contract Year multiplied by the Accumulation Credit Factor at the start of the Contract Year. For both the Secure and Growth Accounts, this is equal to 0.75% divided by 365 multiplied by $10 which equals $0.000205479.
Step 4: Calculate the Accumulation Credit Factor
The Accumulation Credit Factor is equal to the Accumulation Credit Factor at the start of the Contract
Year multiplied by the Index Return less the result of the Risk Control Account Daily Contract Fee multiplied by the number of days that have passed since the last Contract Anniversary. For the Secure
Account, this is equal to $10 multiplied by 1.03 less the result of $0.000205479 multiplied by 365 which equals $10.225. For the Growth Account, this is equal to $10 multiplied by 1.03 less the result of
$0.000205479 multiplied by 365 which equals $10.225.
Step 5: Calculate the Risk Control Account Value.
The Risk Control Account Value is equal to the number of Accumulation Credits multiplied by the ending
Accumulation Credit Factor. For the Secure Account, this is equal to 7,500 multiplied by $10.225 which equals $76,687.50. For the Growth Account, this is equal to 2,500 multiplied by $10.225 which equals
$25,562.50. This is an increase of $1,687.50 for the Secure Account ($76,687.50 – $75,000 = $1,687.50)
and an increase of $562.50 for the Growth Account ($25,562.50 – $25,000 = $562.50). After the $1,000
GLWB Rider Fee is deducted Pro Rata from each account, the Secure Account increased $937.50 and the Growth Account increased $312.50.
Example 3: This example illustrates how interest would be credited based on the return of the Index and subject to the Cap and Floor. In this example, the return on the Index is less than the Floor.
Assume the following information:
As of the start of the Contract Year:
•Initial Index Value: 1,000
•Contract Fee: 0.75%
•GLWB Rider Fee:  1.00%
•S&P 500 Secure Account
oAccount Value: $75,000
oAccumulation Credit Factor: $10
oAccumulation Credits: 7,500
oFloor: 0.00%
oCap: 6.00%
•S&P 500 Growth Account
oAccount Value: $25,000
oAccumulation Credit Factor: $10
oAccumulation Credits: 2,500
oFloor: -10.00%
oCap: 15.00%
As of the Contract Anniversary:
•Closing Index Value: 850
•Days in Contract Year: 365
•Average daily value of the GLWB Benefit Base for the prior Contract Year: $100,000
Step 1: Calculate the Adjusted Index Value
The Initial Index Value is 1,000 and the Closing Index Value is 850. The Closing Index Value is less than the Initial Index Value multiplied by the result of 1 plus the Floor for both the Secure and Growth
Accounts. Therefore, the Adjusted Index Value equals the Initial Index Value multiplied by the result of 1 plus the Floor. For the Secure Account, this is calculated as 1,000 multiplied by the result of 1 plus 0.00 which equals 1,000. For the Growth Account, this is calculated as 1,000 multiplied by the result of 1 plus
-0.10 which equals 900.

Step 2: Calculate the Index Return
The Index Return is equal to the Adjusted Index Value divided by the Initial Index Value. For the Secure
Account, this is calculated as 1,000 divided by 1,000 which equals 1.00 (0% increase from the Initial
Index Value). For the Growth Account, this is calculated as 1,000 divided by 900 which equals 0.90 (10%
decrease from Initial Index Value).
Step 3: Calculate the Risk Control Account Daily Contract Fee
The Risk Control Account Daily Contract Fee is equal to the Contract Fee divided by the number of days in the Contract Year multiplied by the Accumulation Credit Factor at the start of the Contract Year. For both the Secure and Growth Accounts, this is equal to 0.75% divided by 365 multiplied by $10 which equals $0.000205479.
Step 4: Calculate the Accumulation Credit Factor
The Accumulation Credit Factor is equal to the Accumulation Credit Factor at the start of the Contract
Year multiplied by the Index Return less the result of the Risk Control Account Daily Contract Fee multiplied by the number of days that have passed since the last Contract Anniversary. For the Secure
Account, this is equal to $10 multiplied by 1.00 less the result of $0.000205479 multiplied by 365 which equals $9.925. For the Growth Account, this is equal to $10 multiplied by 0.90 less the result of
$0.000205479 multiplied by 365 which equals $8.925.
Step 5: Calculate the Risk Control Account Value.
The Risk Control Account Value is equal to the number of Accumulation Credits multiplied by the ending
Accumulation Credit Factor. For the Secure Account, this is equal to 7,500 multiplied by $9.925 which equals $74,437.50. For the Growth Account, this is equal to 2,500 multiplied by $8.925 which equals
$22,312.50. This is a decrease of $562.50 for the Secure Account ($74,437.60 – $75,000 = -$562.50) and
a decrease of $2,687.50 for the Growth Account ($22,312.50 – $25,000 = -$2,687.50). After the $1,000
GLWB Rider Fee is deducted Pro Rata from each account, the Secure Account decreased $1,331.88 and the Growth Account decreased $2,918.12.
Order of Operations for Contract Anniversary Processing
Step 1:  The Accumulation Credit Factors, Accumulation Credits, and Declared Rate Account Value are
calculated to determine the Contract Value on Contract Anniversary.
Step 2: Transactions effective on the Contract Anniversary are processed in the following order, from first to last:
•GLWB Rider Fee Deduction, then
•Death Benefit, then
•Reset of GLWB Benefit Base, then
•Withdrawals, then
•Transfers, then
•Surrender, then
•Annuitization
Step 3:  The beginning Accumulation Credit Factors, Accumulation Credits,  and Declared Rate Account
Value are determined for the next Contract Year.

CHARGES AND ADJUSTMENTS

Contract Fee
The annual Contract Fee percentage is 0.75%. We assess the Contract Fee against Contract Value held in the Risk Control Accounts to compensate us for the expenses, mortality risk and expense risk assumed by us.
The Contract Fee is equal on an annual basis to the annual Contract Fee percentage multiplied by the
Accumulation Credit Factor for each Risk Control Account at the start of the Contract Year. The Contract
Fee reduces the Accumulation Credit Factor for each Risk Control Account in which you are invested, thereby reducing the amount of interest credited, if any, to Contract Value in the Risk Control Accounts.
We do not assess a Contract Fee against Contract Value held in the Declared Rate Account.
GLWB Rider Fee
The GLWB Rider Fee is equal on an annual basis to the GLWB Rider Fee percentage multiplied by the average daily value of the GLWB Benefit Base for the prior Contract Year. The GLWB Rider Fee will be deducted Pro Rata from the Contract Value in all Allocation Options on the Contract Anniversary. The
GLWB Rider Fee will be deducted prior to any other transactions on the Contract Anniversary. We will not assess the GLWB Rider Fee if the Guaranteed Lifetime Withdrawal Benefit terminates. No Surrender
Charge or Market Value Adjustment will be applied as a result of the deduction of the GLWB Rider Fee.

GLWB Rider Fee (as a percentage of the average daily GLWB Benefit base for the prior Contract Year)
For Contracts issued after February 10, 2021	1.00%
For Contracts issued from April 26, 2020 to February 10, 2021	0.75%
For Contracts issued from August 19, 2019 to April 25, 2020	0.50%
The average daily value of the GLWB Benefit Base will equal the GLWB Benefit Base as of the start of the
Contract Year unless an Excess Withdrawal is taken. Because Excess Withdrawals reduce the GLWB
Benefit Base, the reduced GLWB Benefit Base will be used in the average daily value calculation in the event of an Excess Withdrawal. In that case, the average daily value of the GLWB Benefit Base will equal to the sum of each GLWB Benefit Base for the prior Contract Year multiplied by the number of days it applied and divided by the number of days in the Contract Year.
The GLWB Rider Fee will terminate on the earliest of:
•The date the Contract Value is equal to zero; and
•The date the Guaranteed Lifetime Withdrawal Benefit terminates.
The portion of the GLWB Rider Fee that is accrued but not yet deducted will be deducted upon surrender and termination of the Guaranteed Lifetime Withdrawal Benefit.
The GLWB Rider Fee is assessed even if GLWB Payments are never made.

Surrender Charge
During the first six Contract Years, we deduct a Surrender Charge from each withdrawal or surrender that exceeds the Annual Free Withdrawal Amount. The Surrender Charge schedule is expressed as a percentage of the Contract Value withdrawn or surrendered as shown below.

	Contracts Issued before May 25, 2024	Contracts Issued on or after May 25, 2024
Contract Year	Surrender Charge Percentage	Surrender Charge Percentage
1	9%	8%
2	9%	8%
3	8%	8%
4	7%	7%
5	6%	6%
6	5%	5%
7+	0%	0%
The Surrender Charge is assessed before calculation of the Market Value Adjustment. For an example of how we calculate the Surrender Charge, please refer to the Statement of Additional Information.
We will not assess the Surrender Charge on:
•Withdrawals under the Nursing Home or Hospital waiver or Terminal Illness waiver;
•Required Minimum Distributions (“RMDs”) under the Internal Revenue Code that are withdrawn under the automatic withdrawal program provided by the Company;
•Your Annual Free Withdrawal Amount;
•Death Benefit proceeds;
•Amounts withdrawn on or after the sixth Contract Anniversary;
•Contract Value applied to an Income Payout Option;
•GLWB Payments;
•Withdrawals taken under the Bailout Provision; and
•Transfers and allocation changes as part of automatic rebalancing.
We will waive the Surrender Charge and Market Value Adjustment in the case of a partial withdrawal or surrender where the Owner or Annuitant qualifies for the Nursing Home or Hospital or Terminal Illness
waiver, as described below. Before granting the waiver, we may request a second opinion or examination of the Owner or Annuitant by one of our examiners. We will bear the cost of such second opinion or examination. Each waiver may be exercised only one time.
•Nursing Home or Hospital Waiver. We will not deduct a Surrender Charge or assess a Market Value
Adjustment in the case of a partial withdrawal or surrender where any Owner or Annuitant is confined to a licensed nursing home or hospital and has been confined to such nursing home or hospital for at least 180 consecutive days after the latter of the Contract Issue Date or the date of change of the
Owner or Annuitant. A hospital refers to a facility that is licensed and operated as a hospital according to the law of the jurisdiction in which it is located. A nursing home refers to a facility that is licensed and operates as a nursing facility according to the law of the jurisdiction in which it is located. We require verification of confinement to the nursing home or hospital, and such verification must be signed by the administrator of the facility.

•Terminal Illness Waiver. We will not deduct a Surrender Charge or apply a Market Value Adjustment in the case of a partial withdrawal or surrender where any Owner or Annuitant has a life expectancy of
12 months or less due to illness or accident. As proof, we require a determination of the Terminal
Illness. Such determination must be signed by the licensed physician making the determination after the latter of Contract Issue Date or the date of change of the Owner or Annuitant. The physician may not be a member of your or the Annuitant’s immediate family.
The laws of your state may limit the availability of the Surrender Charge waivers and may also change certain terms and/or benefits under the waivers. You should consult Appendix B for further details on these variations. Also, even if you do not pay a Surrender Charge because of the waivers, a Market Value
Adjustment may apply, and you still may be required to pay taxes on the amount withdrawn. You should consult a tax advisor to determine the effect of a partial withdrawal on your taxes.
Surrender Charges offset promotion, distribution expenses, and investment risks borne by the Company.
To the extent Surrender Charges are insufficient to cover these risks and expenses, the Company will pay for the costs that it incurs out of the Contract Fees it collects and from its General Account.
Market Value Adjustment
The Market Value Adjustment is a positive or negative adjustment that may be made to the amount you receive if you surrender the Contract or take Excess Withdrawals from the Risk Control Accounts or
Declared Rate Account during the Accumulation Period on any date other than each sixth Contract
Anniversary. In general, if interest rate levels have increased at the time of surrender or partial withdrawal over their levels at the last Contract Anniversary, the Market Value Adjustment will be negative.
Conversely, in general, if interest rate levels have decreased at the time of surrender or partial withdrawal over their levels at the last Contract Anniversary, the Market Value Adjustment will be positive.
The Market Value Adjustment is calculated separately for withdrawals from each Allocation Option. The relevant period for calculating the Market Value Adjustment is each rolling six-year term beginning on the
Contract Issue Date and resetting every sixth Contract Anniversary, even after the first six Contract Years.
This means it applies for the initial six-year term, is zero on the sixth Contract Anniversary, and restarts for any subsequent six-year term.
You may obtain information about your Contract Value, including any applicable Market Value Adjustment, by calling us. Contract Values are calculated at the end of each Business Day and therefore fluctuate daily. As a result, the Contract Value may be higher or lower at the time a requested transaction is completed than it was when you requested information.
A negative Market Value Adjustment could significantly decrease the amount you receive from a partial withdrawal or surrender. In extreme circumstances, losses from the Market Value
Adjustment could be as high as 90% of your Contract Value. You directly bear the investment risk associated with a Market Value Adjustment. You should carefully consider your income needs before purchasing the Contract.
Purpose of the Market Value Adjustment. The Market Value Adjustment helps protect us from market losses related to changes in the value of the fixed income investments and other investments we use to back the guarantees under your Contract from the first day of each six-year term to the time of a surrender or partial withdrawal if we have to sell those investments early to pay the surrender or partial withdrawal.
Application and Waiver. We will increase the amount you will be paid from a partial withdrawal by the amount of any positive Market Value Adjustment, and in the case of a surrender of the Contract, we will increase your Surrender Value by the amount of any positive Market Value Adjustment. Conversely, we will decrease the amount you will be paid from a partial withdrawal by the amount of any negative Market

Value Adjustment, and in the case of a surrender of the Contract, we will decrease your Surrender Value by the amount of any negative Market Value Adjustment.
The following transactions and withdrawals are not subject to a Market Value Adjustment:
•Surrenders or withdrawals under the Nursing Home or Hospital waiver or Terminal Illness withdrawal waiver;
•Required Minimum Distributions that are withdrawn under an automatic withdrawal program provided by the Company;
•The Annual Free Withdrawal Amount;
•Withdrawals taken on each sixth Contract Anniversary;
•Death Benefit proceeds;
•GLWB Payments;
•Contract Value applied to an Income Payout Option;
•Transfers and allocation changes as part of automatic rebalancing;
•Withdrawals made under the Bailout Provision; or
•Amounts withdrawn for the Contract Fee.
No Market Value Adjustment will apply after the end of the Accumulation Period because no withdrawals or surrenders can be taken once income payments begin.
Market Value Adjustment Calculation. The Market Value Adjustment reflects, in part, the difference in yield of the Constant Maturity Treasury rate for a period consistent with the six-year term beginning on the first day of the six-year term and the yield of the Constant Maturity Treasury rate for a period starting on the date of surrender or partial withdrawal and ending on the last day of the six-year term. The Constant
Maturity Treasury rate is a rate representing the average yield of various Treasury securities. The calculation also reflects in part the difference between the effective yield of the ICE BofAML Index 1-10
Year U.S. Corporate Constrained Index, Asset Swap Spread (the “ICE BofAML Index”), a rate representative of investment grade corporate debt credit spreads in the U.S., on the first day of the six-
year term and the effective yield of the ICE BofAML Index at the time of surrender or partial withdrawal.
The greater the difference in those yields, respectively, the greater the effect the Market Value Adjustment will have.
For information about the Market Value Adjustment Formula and examples of how we calculate Market
Value Adjustments, see the Statement of Additional Information.
Premium Taxes
Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. However, premium taxes are not currently charged to Contract holders. State premium taxes currently range from 0% to 3.5% of Purchase Payments.
Other Information
We assume investment risks and costs in providing the guarantees under the Contract. These investment risks include the risks we assume in providing the Floors for the Risk Control Accounts, the Interest Rate
for the Declared Rate Account, the surrender rights available under the Contract, the Guaranteed Lifetime
Withdrawal Benefit, the Death Benefit and the income payments. We must provide the rates and benefits set forth in your Contract regardless of how our General Account investments that support the guarantees we provide perform. To help manage our investment risks, we engage in certain risk management techniques. There are costs associated with those risk management techniques. You do not directly pay the costs associated with our risk management techniques. However, we take those costs into account when we set rates and guarantees under your Contract.

ACCESS TO YOUR MONEY

Partial Withdrawals
At any time during the Accumulation Period, you may make partial withdrawals by Authorized Request.
The minimum partial withdrawal amount is $100. Any applicable Surrender Charge and Market Value
Adjustment will affect the amount available for a partial withdrawal. We will pay you the amount you request in connection with a partial withdrawal by reducing Contract Value in the Declared Rate Account and redeeming Accumulation Credits from the appropriate Risk Control Accounts, if applicable.
Withdrawals will be processed Pro Rata from the Contract Value in all Allocation Options.
Partial withdrawals for less than $25,000 are permitted by telephone and in writing. The written consent of all Owners must be obtained before we will process the partial withdrawal. If an Authorized Request is received by 4:00 P.M. Eastern Time, it will be processed that day. If an Authorized Request is received after 4:00 P.M. Eastern Time, it will be processed on the next Business Day.
If a partial withdrawal other than a GLWB Payment would cause your Surrender Value to be less than
$2,000, we will treat your request for partial withdrawal as a request for full surrender of your Contract.
Before processing the full surrender, we will attempt to contact you or your financial professional to provide the opportunity for you to take a lower amount to maintain a Surrender Value of at least $2,000. If we are unable to contact you within one Business Day after receiving your request, we will process the full surrender.
The Contract may not be appropriate for investors who plan to take withdrawals other than GLWB
Payments, or surrender the Contract. All withdrawals other than GLWB Payments are Excess
Withdrawals and will proportionally reduce the Purchase Payment, which is used to determine the
Death Benefit, and GLWB Benefit Base, which is used to determine the GLWB Payment, by the ratio of the withdrawal (including any Surrender Charge and Market Value Adjustment) to the
Contract Value immediately prior to the withdrawal. These proportional reductions may be substantially more than the withdrawal amount, and any resulting decreases to the GLWB
Payment and Death Benefit could be significant. Partial withdrawals could terminate the Contract.
Additionally, the Contract Fee, GLWB Rider Fee, Surrender Charge, Market Value Adjustment, and
federal income taxes and additional taxes could significantly reduce the values under the Contract and the amount you receive from any withdrawals. Only the Contract Value remaining after the withdrawal will be credited interest, positive or negative, in the future.
Systematic Withdrawals
Our systematic withdrawal program is an administrative program designed for you to take reoccurring, automatic withdrawals at the frequency you select. You can receive payments monthly, quarterly, semi-
annually, or annually, subject to the $100 minimum partial withdrawal amount and minimum Surrender
Value. Although the Contract permits systematic withdrawals (including for Required Minimum
Distributions under the Internal Revenue Code) from the Risk Control Accounts before the end of the term, these withdrawals may have an adverse effect on your values under the Contract. If you intend to make ongoing withdrawals, you should consult a financial professional to determine whether the Contract is appropriate for you. See "Benefits Available Under the Contract - Systematic Withdrawals."

Surrenders
You may surrender your Contract for the Surrender Value at any time during the Accumulation Period by
Authorized Request. The consent of all Owners must be obtained before the Contract is surrendered. If an Authorized Request is received before 4:00 P.M. Eastern Time on a Business Day, it will be processed that day. If an Authorized Request is received at or after 4:00 P.M. Eastern Time on a Business Day or on a non-Business Day, it will be processed on the next Business Day.
If you surrender the Contract, you will receive the Surrender Value, as of the Business Day we received your Authorized Request. The Surrender Value is equal to your Contract Value at the end of the Valuation
Period in which we receive your Authorized Request, minus any applicable Contract Fee, GLWB Rider
Fee, and Surrender Charge, and adjusted for any applicable Market Value Adjustment.
The Surrender Value could be significantly lower than your Contract Value due to the Market Value
Adjustment, GLWB Rider Fee, and Surrender Charge. Federal income taxes may further reduce the amount you receive from a surrender, and a 10% additional tax may apply if taken before the
Owner is age 59½. You should consult a tax advisor before requesting a surrender.
Upon payment of the Surrender Value, the Contract is terminated, and we have no further obligation under the Contract or Guaranteed Lifetime Withdrawal Benefit. We may require that the Contract be returned to our Administrative Office prior to making payment. The Surrender Value will not be less than the amount required by applicable state law in which the Contract was delivered. We will pay you the amount you request in connection with a full surrender by withdrawing Contract Value in the Declared
Rate Account and redeeming Accumulation Credits from the Risk Control Accounts, if applicable.
Annual Free Withdrawal Amount
Your Annual Free Withdrawal Amount is equal to 10% of the Contract Value at the beginning of the
Contract Year and represents the amount that can be withdrawn without incurring a Surrender Charge or
Market Value Adjustment in a Contract Year. Any unused Annual Free Withdrawal Amount will not carry over to any subsequent Contract Year. GLWB Payments will reduce the Annual Free Withdrawal Amount but will not be subject to a Surrender Charge or Market Value Adjustment.
The Annual Free Withdrawal Amount is subtracted from surrenders for purposes of calculating the
Surrender Charge and Market Value Adjustment.
Partial Withdrawal and Surrender Restrictions
Your right to make partial withdrawals and surrender the Contract is subject to any restrictions imposed by any applicable law or employee benefit plan.
Right to Defer Payments
We reserve the right to postpone payment for up to six months after we receive your Authorized Request, subject to obtaining prior written approval by the state insurance commissioner if required by the law of the state in which we issued the Contract. If we postpone payment, we will pay interest on the proceeds if required by state law, calculated at the effective annual rate and for the time period required under state law.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

The Contract automatically includes the Guaranteed Lifetime Withdrawal Benefit. Subject to certain conditions, the Guaranteed Lifetime Withdrawal Benefit provides for GLWB Payments to be made each year for the life of the Covered Person(s) in the form of partial withdrawals without reducing the value of
GLWB Payments in future years. The GLWB Payment is the guaranteed lifetime withdrawal amount. The
GLWB Payment is guaranteed regardless of investment performance and will continue even if the
Contract Value is reduced to zero from GLWB Payments.
Excess Withdrawals proportionally reduce the GLWB Benefit Base, which is used to determine the
GLWB Payment, by the ratio of the withdrawal (including any Surrender Charge and Market Value
Adjustment) to the Contract Value immediately prior to the withdrawal. These proportional reductions may be substantially more than the withdrawal amount, and any resulting decreases to the GLWB Payment could be significant and could terminate the Contract. If you begin GLWB
Payments before age 59½, the GLWB Payments may be subject to a 10% additional tax.
GLWB Rider Fee
We deduct a GLWB Rider Fee Pro Rata from the Contract Value in all Allocation Options on each
Contract Anniversary. Detailed information about the GLWB Rider Fee is provided under Charges and
Adjustments - GLWB Rider Fee.
Termination of the Guaranteed Lifetime Withdrawal Benefit
The Guaranteed Lifetime Withdrawal Benefit will terminate and all rights under the Guaranteed Lifetime
Withdrawal Benefit will terminate on the date any of the following occur:
•The death of all Covered Persons;
•Payment of a Death Benefit;
•All Covered Persons are removed from the Contract;
•The Contract is surrendered or otherwise terminated; or
•The Contract Value is applied to an Income Payout Option.
On the date the Guaranteed Lifetime Withdrawal Benefit terminates we will deduct any GLWB Rider Fee that was accrued but not yet deducted as the final GLWB Rider Fee.
Changes to the Covered Person(s)
After the Contract Issue Date, you cannot add, remove or replace a Covered Person, even if you add or change an Owner, Annuitant, or Beneficiary except as described in this Prospectus. Beginning May 25,
2024, you can add a Covered Person prior to the GLWB Payment Start Date if there is only one Covered
Person and there has not been a spousal continuation. The added Covered Person must meet eligibility requirements under the Contract. Requests to add a Covered Person must be received at least one
Business Day prior to the desired GLWB Payment Start Date. If a Covered Person is added, the GLWB
Payment will be determined using the new Covered Persons and could delay the earliest date that GLWB
Payments can start if the new Covered Person is younger than 50.
If a Covered Person is no longer an Owner, Joint Owner, Annuitant, or Beneficiary, we will remove that person from the Contract, and they will no longer be a Covered Person. Once we remove a Covered
Person, the Covered Person cannot be reinstated (unless, the Covered Person is added in accordance with the above). If at any time joint Covered Persons are no longer Spouses, you must send us notice of the divorce by Authorized Request. Upon receiving such notice, we will remove one former Spouse from the Contract as a Covered Person as indicated by the divorce or settlement decree, as applicable. If the
Contract Owner is not a natural person, the Annuitant is the Covered Person.
If a Covered Person is removed and there is a remaining Covered Person, the following will occur:
•If the Covered Person was removed before the GLWB Payment Start Date, joint GLWB Payments will not be available.
•If joint GLWB Payments have already started, we will continue to pay joint GLWB Payments to the
Owner as long as the remaining Covered Person is living.
If a Covered Person is removed and there is no Covered Person remaining, the Guaranteed Lifetime
Withdrawal Benefit will terminate and GLWB Payments will cease.
GLWB Payments
The GLWB Payment is the guaranteed lifetime withdrawal amount. The annual GLWB Payment is equal to the GLWB Percentage multiplied by the GLWB Benefit Base. The GLWB Benefit Base and therefore the GLWB Payment is recalculated on each Contract Anniversary and on any date an Excess Withdrawal is taken. The GLWB Payment will only decrease if you take an Excess Withdrawal.
Beginning May 25, 2024, GLWB Payments can begin on the 50th birthday of the youngest Covered
Person or two Business Days after the Contract Issue Date, whichever is later. You may take the full
GLWB Payment or partial GLWB Payment amount through the systematic withdrawal program. If you take less than the GLWB Payment, the remaining GLWB Payment not taken will not carry over to future years.
(Before May 25, 2024, the GLWB Payment Start Date had to be a Contract Anniversary, and the full
GLWB Payment was required to be taken each year after the GLWB Payment Start Date.)
Requests to start receiving the GLWB Payment must be received at least one Business Day prior to the desired GLWB Payment Start Date. The GLWB Payment is calculated on the GLWB Payment Start Date.
The GLWB Payment equals the GLWB Percentage multiplied by the GLWB Benefit Base. The GLWB
Percentage is a combination of the Base Withdrawal Percentage and the Annual Increase Percentage,
both determined based on the Age of the Younger Covered Person as of the Contract Issue Date. The
GLWB Benefit Base is initially equal to the Purchase Payment but will be reset on each Contract
Anniversary to equal the current Contract Value if the current Contract Value is greater than the GLWB
Benefit Base and will be reduced by Excess Withdrawals.
The Owner elects how to receive the GLWB Payments, either as monthly, quarterly, semi-annual, or annual payments. If the scheduled payment date does not fall on a Business Day, we will make the payment on the next Business Day.
GLWB Payments continue during the life of the Covered Person(s) unless the Guaranteed Lifetime
Withdrawal Benefit is terminated. Under the single life option, GLWB Payments will cease on the date of death of the Covered Person. Under the joint life option, GLWB Payments will continue until the date of death of the second Covered Person if the surviving Spouse continues the Contract upon the death of
Owner. We may require proof that the Covered Person(s) is living upon the date of any GLWB Payment while the Guaranteed Lifetime Withdrawal Benefit is in effect. If you do not begin GLWB Payments before all Covered Person(s) die or are removed from the Contract, the Guaranteed Lifetime
Withdrawal Benefit terminates, and you will not receive any GLWB Payments.

GLWB Percentage: The GLWB Percentage is determined on the GLWB Payment Start Date and will not change. It is calculated using the following formula:
GLWB Percentage = B + I x Y, where
B= The Base Withdrawal Percentage.
I = The Annual Increase Percentage.
Y = The number of whole Contract Years from the Contract Issue Date until the GLWB Payment
Start Date, subject to the maximum of 10 years.
The Base Withdrawal Percentage and Annual Increase Percentage are determined based on your election of single life or joint life option rates using the Age of the younger Covered Person(s) as of the
Contract Issue Date.
We establish the Base Withdrawal Percentage and Annual Increase Percentage on the Contract Issue
Date and will not change them for the life of the Contract. If a Covered Person is added, the GLWB
Withdrawal Percentage will be recalculated based on the GLWB Withdrawal Percentage joint option rates on the Contract Issue Date, using the younger Covered Person's Age on the Contract Issue Date.
The Base Withdrawal Percentages and Annual Increase Percentages effective for newly issued Contracts are set forth in a Rate Sheet Supplement to this Prospectus. You should not purchase a Contract without first obtaining the Rate Sheet Supplement applicable to your Contract Issue Date. Previous versions of the
Base Withdrawal Percentages and the Annual Increase Percentages are stated in Appendix C.
GLWB Benefit Base: The GLWB Benefit Base is initially equal to the Purchase Payment but will be reset each Contract Anniversary or on any day an Excess Withdrawal is taken. On each Contract Anniversary, unless the Guaranteed Lifetime Withdrawal Benefit is terminated, if the current Contract Value is greater than the current GLWB Benefit Base, the GLWB Benefit Base will be reset to equal the current Contract
Value. The GLWB Benefit Base is used only to determine the GLWB Payment and GLWB Rider Fee. The
GLWB Benefit Base is not available for surrender or withdrawal.
The GLWB Benefit Base will be impacted by Excess Withdrawals as described later in this section.
Example of the GLWB Payment Calculation:
Assume the following:
•There is one Covered Person.
•On the Contract Issue Date, the Covered Person is Age 55.
•The Base Withdrawal Percentage is equal to 5.0% for the single life option for a 55-year-old.
•The Annual Increase Percentage is 0.40% for the single life option for a 55-year-old.
•The GLWB Payment Start Date is on the 7th Contract Anniversary.
•The GLWB Benefit Base is $250,000.
The GLWB Percentage equals the Base Withdrawal Percentage of 5.0% plus the Annual Increase
Percentage of 0.40% multiplied by the number of completed Contract Years from the Contract Issue Date until the GLWB Payment Start Date, subject to the maximum of 10 years. The number of Completed
Contract Years is 7, which is less than the maximum of 10, so 7 will be used in the calculation. Therefore, the GLWB Percentage =5.0% + 0.40% x 7 = 7.8%.
The annual GLWB Payment is equal to the GLWB Percentage of 7.8% multiplied by the GLWB Benefit
Base of $250,000. Therefore, the annual GLWB Payment = 7.8% x $250,000 = $19,500.

Treatment of GLWB Payment Withdrawals
GLWB Payments are treated as a withdrawal from the Contract Value and are taken Pro Rata from the
Allocation Options at the time of the withdrawal. GLWB Payments reduce the Contract Value, the
Surrender Value, and the Death Benefit by the amount of the GLWB Payment on a dollar-for-dollar basis.
GLWB Payments do not reduce the GLWB Benefit Base.
While the Guaranteed Lifetime Withdrawal Benefit is in effect, the Contract will not terminate if a GLWB
Payment causes the Surrender Value to be less than $2,000.
GLWB Payments are not subject to Surrender Charge or Market Value Adjustment. The GLWB Payment
will count toward the Annual Free Withdrawal Amount. We deduct each GLWB Payment and any additional RMD payment Pro Rata from each Allocation Option.
If a GLWB Payment or investment performance causes the Contract Value to be zero, we will continue to pay the GLWB Payments until the death of all Covered Persons and the frequency of the GLWB
Payments will remain the same as what was previously elected. In that event, the Allocation Options will no longer be available for investment.
If the date of birth of the Covered Person(s) is misstated, the GLWB Payment will be adjusted based on the correct date of birth of the Covered Person(s). Any underpayment will be added to the next payment.
Any overpayment will be subtracted from future payments. No interest will be credited or charged to any underpayment or overpayment adjustments.
Impact of Excess Withdrawals on the GLWB Payment
An Excess Withdrawal is the portion of a withdrawal that, when added to other withdrawals during the current Contract Year, is greater than the total GLWB Payment for the current Contract Year. Excess
Withdrawals include withdrawals and RMDs prior to the GLWB Payment Start Date and deductions for any applicable Surrender Charge and Market Value Adjustment. Excess Withdrawals do not include amounts we withdraw for the GLWB Rider Fee. Excess Withdrawals will proportionally reduce the GLWB
Benefit Base, which is used to determine the GLWB Payment by the ratio of the Excess Withdrawal
(including any Surrender Charge and Market Value Adjustment) to the Contract Value immediately prior to the Excess Withdrawal. These proportional reductions may be substantially more than the amount of the
Excess Withdrawal, and any resulting decreases to the GLWB Payment could be significant and could terminate the Contract.
Any portion of a withdrawal taken after the GLWB Payment Start Date that is not an Excess Withdrawal will be treated as a GLWB Payment. If a withdrawal is made after the GLWB Payment Start Date, the remaining GLWB Payment for the current Contract Year will be adjusted to reflect the withdrawal. If the withdrawal when added to the amount of all withdrawals during the current Contract Year (including
GLWB Payments) is greater than the GLWB Payment for the current Contract Year, no further GLWB
Payments will be made during that Contract Year. Otherwise, the remaining GLWB Payment for the current Contract Year is equal to the GLWB Payment reduced by the amount of all withdrawals during the current Contract Year (including prior GLWB Payments).
If an Excess Withdrawal reduces the Surrender Value to less than $2,000, the Guaranteed Lifetime
Withdrawal Benefit will terminate and GLWB Payments will cease.
Examples of GLWB Benefit Base Calculation after an Excess Withdrawal:
Example 1. This example assumes the Contract Value is greater than the GLWB Benefit Base at the time of the withdrawal.

Assume the following information:
•The GLWB Benefit Base prior to the withdrawal is $100,000.
•The total withdrawal is $20,000.
•The GLWB Percentage is 5.00% and the GLWB Payment is $5,000.
•The Excess Withdrawal (including Surrender Charges and Market Value Adjustments) is $15,000.
•The Contract Value at the time of the withdrawal is $110,000.
Step 1: Calculate the ratio of the withdrawal to the Contract Value immediately prior to the withdrawal:
Ratio = Excess Withdrawal / (Contract Value immediately prior to the Excess Withdrawal) = $15,000 /
$110,000 = 0.136364
Step 2: Calculate the reduction to GLWB Benefit Base:
Reduction to the GLWB Benefit Base = Ratio x GLWB Benefit Base prior to the withdrawal = 0.136364 x
$100,000 = $13,636.40
Step 3: Calculate the GLWB Benefit Base adjusted for Excess Withdrawals:
GLWB Benefit Base adjusted for Excess Withdrawals = GLWB Benefit Base prior to withdrawal –
Reduction to GLWB Benefit Base = $100,000 - $13,636.40 = $86,363.60. The new GLWB Payment would be GLWB Benefit Base x GLWB Percentage = $86,363.60 x 5.00% = $4,318.18.
Example 2. This example assumes the Contract Value is less than the GLWB Benefit Base at the time of the withdrawal.
Assume the following information:
•The GLWB Benefit Base prior to the withdrawal is $100,000.
•The total withdrawal is $20,000.
•The GLWB Percentage is 5.00% and the GLWB Payment is $5,000.
•The Excess Withdrawal (including Surrender Charges and Market Value Adjustments) is $15,000.
•The Contract Value at the time of the withdrawal is $60,000.
Step 1: Calculate the ratio of the withdrawal to the Contract Value immediately prior to the withdrawal:
Ratio = Excess Withdrawal / (Contract Value immediately prior to the Excess Withdrawal) = $15,000 /
$60,000= 0.25
Step 2: Calculate the reduction to GLWB Benefit Base:
Reduction to the GLWB Benefit Base = Ratio x GLWB Benefit Base prior to the withdrawal = 0.25 x
$100,000 = $25,000.
Step 3: Calculate the GLWB Benefit Base adjusted for Excess Withdrawals:
GLWB Benefit Base adjusted for Excess Withdrawals = GLWB Benefit Base prior to withdrawal –
Reduction to GLWB Benefit Base = $100,000 – 25,000 = $75,000. The new GLWB Payment would be
GLWB Benefit Base x GLWB Percentage = $75,000 x 5.00% = $3,750.
As illustrated in Example 2, the GLWB Benefit Base calculation may result in a reduction in the GLWB
Benefit Base that is significantly larger than the withdrawal amount.
Required Minimum Distribution Withdrawals
If the Contract is an Individual Retirement Annuity (IRA), GLWB Payments may be used to satisfy your
Required Minimum Distribution (RMD) requirements. A withdrawal taken to satisfy RMD requirements prior to the GLWB Payment Start Date will be treated as an Excess Withdrawal and will reduce the
GLWB Benefit Base and GLWB Payment and could terminate the Contract. You should not begin
RMDs before the GLWB Payment Start Date. If an Excess Withdrawal is taken, any further RMDs taken during the Contract Year will be treated as Excess Withdrawals.

If the RMD associated with the Contract exceeds the GLWB Payment, and you increase the GLWB
Payment to meet your RMD requirements, the additional funds withdrawn to satisfy RMD requirements after the GLWB Payment Start Date will not be treated as an Excess Withdrawal and Surrender Charges and Market Value Adjustments will not apply. The additional funds taken to satisfy an RMD requirement will not reduce the GLWB Benefit Base or future GLWB Payments.
The RMD requirement for the Contract is calculated by the Company based on the calendar year taken.
The portion of the withdrawal that is treated as an RMD may not be greater than the RMD of the current calendar year less any amount previously withdrawn. For calendar years after the Contract Value is reduced to zero, the GLWB Payments will be treated as the RMD payments with respect to the Contract.
Spousal Continuation of the Guaranteed Lifetime Withdrawal Benefit
If the sole primary Beneficiary is the surviving Spouse of the deceased Owner, the surviving Spouse may elect to continue the Contract as the new Owner. This benefit may only be exercised one time. If the
Spouse elects to continue the Contract as the new Owner, the Guaranteed Lifetime Withdrawal Benefit
will remain in effect if the surviving Spouse is a Covered Person. If this condition is not met, the
Guaranteed Lifetime Withdrawal Benefit will terminate, and we will no longer assess the GLWB Rider Fee.
If the surviving Spouse elects to continue the Contract and the Guaranteed Lifetime Withdrawal Benefit
remains in effect, the following will occur:
•If the spousal continuation election is before the GLWB Payment Start Date, joint GLWB
Payments will not be available to the surviving Spouse.
•If the spousal continuation election is after the GLWB Payment Start Date, we will continue to pay joint GLWB Payments to the surviving Spouse as long as the surviving Spouse is living.
Spousal continuation of a Contract does not impact the GLWB Benefit Base or potential annual GLWB
Benefit Base increases on future Contract Anniversaries.

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract. The availability of Allocation Options, Contract benefits, and other Contract features described in this
Prospectus may vary by state and depending on the broker-dealer through which the Contract is sold.
See Appendix B.

Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions and Limitations
Guaranteed Lifetime Withdrawal Benefit	Provides for GLWB Payments to be made each year for the life of the Covered Person(s)	Standard	For Contracts issued after February 10, 2020...1.00%	Excess Withdrawals may reduce the GLWB Benefit Base by more than the amount of the withdrawal.
Death Benefit	Provides a Death Benefit if the Owner dies during the Accumulation Period	Standard	No Charge	Excess Withdrawals may reduce the Death Benefit by more than the amount of the withdrawal.
Automatic Rebalance Program	Returns your Contract Values to the Allocation Levels on file with us through a rebalancing schedule.	Standard	No Charge	There is a set schedule of when rebalancing occurs at various levels of the Contract.
Systematic Withdrawals	Provide payments on a schedule as set up by you.	Optional	No Charge	Withdrawals may be subject to a Market Value Adjustment or Surrender Charge.
Guaranteed Lifetime Withdrawal Benefit
See the "Guaranteed Lifetime Withdrawal Benefit" section.
Death Benefit
Death of the Owner during the Accumulation Period. If the Owner dies during the Accumulation
Period (if there are joint Owners, the Death Benefit will become payable after the first joint Owner dies), a
Death Benefit will become payable to the Beneficiary. We will pay the Death Benefit after we receive the following at our Administrative Office in a form and manner satisfactory to us:
•Proof of Death of the Owner while the Contract is in force;
•Our claim form from each Beneficiary, properly completed; and
•Any other documents we require.

If you die during the Accumulation Period, your Beneficiary is entitled to a Death Benefit. If you have a
Joint Owner, the Death Benefit will be available when the first Joint Owner dies.
If there is a surviving Owner and that Owner is the Spouse of the deceased Owner, the surviving Spouse will be treated as the sole primary Beneficiary, and any other designated Beneficiary will be treated as a contingent Beneficiary. The surviving Spouse may elect to continue the Contract as the new Owner and the Guaranteed Lifetime Withdrawal Benefit will remain in effect if the surviving Spouse is a Covered
Person. See the “Guaranteed Lifetime Withdrawal Benefit – Spousal Continuation of the Guaranteed
Lifetime Withdrawal Benefit” section and "Spousal Continuation” below for more details.
The following Death Benefit options are available under a Non-Qualified Contract:
•Option A: If the sole primary Beneficiary is the surviving Spouse of the deceased Owner, the surviving Spouse may elect to continue the Contract as the new Owner. An individual who does not meet the definition of Spouse may not be able to continue the Contract for that person’s lifetime. The individual must receive the proceeds of the Contract and any attached endorsements or riders within the time period specified in section 72(s) of the IRC.
•Option B: If the Beneficiary is a natural person, the Death Benefit proceeds will be applied in accordance with IRC section 72(s) under one of the Income Payout Options. The income payments must be made for the Beneficiary’s life or a period not extending beyond the
Beneficiary’s life expectancy. Payments must commence within one year of the date of the
Owner’s death.
•Option C: A Beneficiary may elect to receive, at any time, the Death Benefit proceeds in a single lump sum not to extend beyond five years from the date of the Owner’s death.
Unless Option A or B is elected within 60 days of the date we receive Proof of Death or within one year of the date of the Owner’s Death, whichever is earlier, the entire interest in the Contract will be paid under
Option C. Until payment of the Death Benefit proceeds, the proceeds remain in the Contract. Death
Benefit proceeds will be distributed 5 years from the Owner’s death or earlier if requested by the
Beneficiary. Interest, if any, will be paid on the Death Benefit proceeds under Option C as required by applicable state law.
If there are multiple Beneficiaries, each Beneficiary will be able to elect to receive his or her share of the benefits under either Option B or Option C within 60 days of the date we receive Proof of Death or within one year of the Owner’s death, whichever is earlier. If a Beneficiary does not make such an election during that period, their share of the Death Benefit proceeds will be paid under Option C. Until payment of the Death Benefit proceeds, the proceeds remain in the Contract. Death Benefit proceeds will be distributed 5 years from the Owner’s death or earlier if requested by the Beneficiary. Interest, if any, will be paid on the Death Benefit proceeds under Option C as required by applicable state law. Other minimum distribution rules apply to Qualified Contracts.
Death of the Annuitant during the Accumulation Period. If an Annuitant dies during the Accumulation
Period and there is a surviving Owner who is a natural person, the following will occur:
•If there is a surviving Joint Annuitant, the surviving Joint Annuitant will become the Annuitant.
•If there is no Joint Annuitant, the Owner(s) will become the Annuitant(s).
If an Annuitant dies during the Accumulation Period and the Owner is not a natural person, the following will occur:

•If any Annuitant dies during the Accumulation Period, the death of any Annuitant will be treated as the death of the Owner and Death Benefit proceeds must be distributed as required by IRC
Section 72(s). Beneficiaries may receive these distributions over time, as allowed by the IRC, by electing Option B.
•Unless Option B is elected within 60 days of the date we receive Proof of Death or within one year of the date of the Owner’s Death, whichever is earlier, Death Benefit proceeds will be paid in accordance with Option C.
Death Benefit Proceeds. Death Benefit proceeds are payable upon our receipt of Proof of Death
(Owner’s death or Annuitant’s death if the Owner is not a natural person), and proof of each Beneficiary’s interest, which includes required documentation and proper instructions from each Beneficiary. If we receive Proof of Death before 4:00 P.M. Eastern Time, we will determine the amount of the Death Benefit as of that day. If we receive Proof of Death at or after 4:00 P.M. Eastern Time, we will determine the amount of the Death Benefit as of the next Business Day. The Death Benefit proceeds will be paid within
7 days after our receipt of Proof of Death and proof of each Beneficiary’s interest.
The Death Benefit during the Accumulation Period is equal to the current Contract Value on the date
Death Benefit proceeds are payable or the Purchase Payment adjusted for withdrawals, whichever is greater. The Death Benefit terminates on the earlier of the termination of the Contract or when the entire
Contract is applied to an Income Payout Option. GLWB Payments will reduce the Death Benefit by the amount of the GLWB Payment. All other withdrawals will proportionally reduce the Purchase Payment used to determine the Death Benefit by the ratio of the withdrawal (including any Surrender Charge or
Market Value Adjustment) to the Contract Value immediately prior to the withdrawal, which can result in decreasing the Death Benefit by more than the amount of the withdrawal, and that decrease can be significant.
Examples of Death Benefit after a Withdrawal:
Example 1. This example assumes the Contract Value is greater than the Purchase Payment at the time of the withdrawal.
Assume the following information:
•Purchase Payment = $100,000
•Withdrawal (including Surrender Charges and Market Value Adjustments) = $20,000; no other withdrawals have been taken
•Contract Value at the time of withdrawal = $115,000
Step 1: Calculate the Death Benefit that would be payable immediately prior to the withdrawal:
•Death Benefit payable immediately prior to the withdrawal = The greater of Purchase Payment and Contract Value
•Death Benefit payable immediately prior to the withdrawal = The greater of $100,000 and
$115,000 = $115,000
Step 2: Calculate ratio of the withdrawal to the Contract Value immediately prior to the withdrawal:
•Ratio = Withdrawal / (Contract Value immediately prior to the withdrawal)
•Ratio = $20,000 / $115,000 = 0.173913
Step 3: Calculate reduction to Purchase Payment:
•Reduction to Purchase Payment = Ratio x (Purchase Payment prior to withdrawal)
•Reduction to Purchase Payment = 0.173913 x $100,000 = $17,391.30
Step 4: Calculate Purchase Payment adjusted for withdrawals:

•Purchase Payment adjusted for withdrawals = Purchase Payment prior to withdrawal – Reduction to Purchase Payment
•Purchase Payment adjusted for withdrawals = $100,000 – $17,391.30 = $82,608.70
Step 5: Calculate the Contract Value after the withdrawal:
•Contract Value immediately after the withdrawal = Contract Value at the time of the withdrawal –
withdrawal
•Contract Value immediately after the withdrawal = $115,000 – $20,000 = $95,000
Step 6: Calculate the Death Benefit that would be payable immediately after the withdrawal:
•Death Benefit payable immediately after the withdrawal = The greater of Purchase Payment adjusted for withdrawals and Contract Value immediately after the withdrawal
•Death Benefit payable immediately after the withdrawal = The greater of $82,608.70 and $95,000
= $95,000
•The withdrawal of $20,000 reduced the Death Benefit payable by $20,000 (i.e., $115,000 -
$95,000)
Example 2. This example assumes the Contract Value is less than the Purchase Payment at the time of the withdrawal.
Assume the following information:
•Purchase Payment = $100,000
•Withdrawal (including Surrender Charges and Market Value Adjustments) = $20,000; no other withdrawals have been taken
•Contract Value at the time of withdrawal = $60,000
Step 1: Calculate the Death Benefit that would be payable immediately prior to the withdrawal:
•Death Benefit payable immediately prior to the withdrawal = The greater of Purchase Payment and Contract Value
•Death Benefit payable immediately prior to the withdrawal = The greater of $100,000 and $60,000
= $100,000
Step 2: Calculate ratio of the withdrawal to the Contract Value immediately prior to the withdrawal:
•Ratio = Withdrawal / (Contract Value immediately prior to the withdrawal)
•Ratio = $20,000 / $60,000 = 0.3333333
Step 3: Calculate reduction to Purchase Payment:
•Reduction to Purchase Payment = Ratio x (Purchase Payment prior to withdrawal)
•Reduction to Purchase Payment = 0.3333333 x $100,000 = $33,333.33
Step 4: Calculate Purchase Payment adjusted for withdrawals:
•Purchase Payment adjusted for withdrawals = Purchase Payment prior to withdrawal – Reduction to Purchase Payment
•Purchase Payment adjusted for withdrawals = $100,000 – $33,333.33 = $66,666.67
Step 5: Calculate the Contract Value after the withdrawal:
•Contract Value immediately after the withdrawal = Contract Value at the time of the withdrawal –
withdrawal
•Contract Value immediately after the withdrawal = $60,000 – $20,000 = $40,000
Step 6: Calculate the Death Benefit that would be payable immediately after the withdrawal:
•Death Benefit payable immediately after the withdrawal = The greater of Purchase Payment adjusted for withdrawals and Contract Value immediately after the withdrawal

•Death Benefit payable immediately after the withdrawal = The greater of $66,666.67 and $40,000
= $66,666.67
•The withdrawal of $20,000 reduced the Death Benefit payable by $33,333.33 (i.e., $100,000 -
$66,666.67)
As illustrated in Example 2, the Death Benefit calculation may result in a reduction in the Death Benefit that is significantly larger than the withdrawal amount.
A Surrender Charge and Market Value Adjustment will not apply to Death Benefit proceeds. The Death
Benefit amount will not be less than the amount required by state law in which the Contract was delivered.
We will pay interest on lump sum Death Benefit proceeds if required by state law. Interest, if any, will be calculated at the rate and for the time period required by state law.
So far as permitted by law, the Death Benefit proceeds will not be subject to any claim of the Beneficiary's creditors.
If an Owner is added or changed, except in the case of spousal continuation, the amount that will be paid upon the death of the new Owner is equal to the Contract Value on the date Death Benefit proceeds are payable. There is no impact on the Death Benefit if an Owner is removed.
Spousal Continuation. If the sole primary Beneficiary is the surviving Spouse of the deceased Owner, the surviving Spouse may elect to continue the Contract as the new Owner. This benefit may only be exercised one time.
Effective on the continuation date, we will set the Contract Value equal to the Death Benefit proceeds that would have been payable to the Spouse as the designated Beneficiary. This value is known as the spousal continuation amount. The date we receive notification in Good Order that the surviving Spouse has elected to continue the Contract as the new Owner is known as the continuation date.
Any addition to the Contract Value as a result of the Death Benefit proceeds will not be considered a
Purchase Payment and will be allocated to the Contract Value on a Pro Rata basis.
On or after the continuation date, the amount that will be paid as Death Benefit proceeds is equal to the greater of:
•The current Contract Value on the date the Death Benefit proceeds are payable; or
•The spousal continuation amount adjusted for withdrawals since the continuation date.
Withdrawals other than GLWB Payments will proportionally reduce the spousal continuation amount by the ratio of the withdrawal (including any Surrender Charge and Market Value Adjustment) to the Contract
Value immediately prior to the withdrawal. GLWB Payments will reduce the spousal continuation amount by the amount of the GLWB Payment. Withdrawals include deductions for any applicable Surrender
Charge and Market Value Adjustment.
A Surrender Charge and Market Value Adjustment will not apply to Death Benefit proceeds. The Death
Benefit proceeds will not be less than the amount required by state law in which the Contract was delivered.
See the “Guaranteed Lifetime Withdrawal Benefit” section for the impact of spousal continuation on the
Covered Person(s) and the Guaranteed Lifetime Withdrawal Benefit.
Death of Owner or Annuitant on or After the Payout Date. We must be notified immediately of the death of an Annuitant or Owner. Proof of Death will be required upon the death of an Annuitant or Owner.

We are not responsible for any misdirected payments that result from the failure to notify us of any such death.
If an Annuitant dies during the Payout Period, remaining income payments or Death Benefit proceeds, if any, will be distributed as provided by the Income Payout Option in effect. The Income Payout Option in effect will determine whether additional income payments or a Death Benefit apply.
If an Owner dies during the Payout Period, any remaining income payments will be distributed at least as rapidly as provided by the Income Payout Option in effect.
Interest on Death Benefit Proceeds. Interest will be paid on lump sum Death Benefit proceeds if required by state law. Interest, if any, will be calculated at the rate and for the time period required by state law.
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date the
Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. The “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. The distribution of annuity contracts to the state abandoned property division is subject to tax information reporting, federal income tax withholding and state income tax withholding, where applicable. To prevent such escheatment, it is important that you update your
Beneficiary designations, including addresses, if and as they change. To make such changes, please contact us by writing to us or calling us at our Administrative Office.
Automatic Rebalance Program
On each Contract Anniversary during the Accumulation Period, as part of automatic rebalancing, we will reallocate your Contract Value based on your most recent allocation instructions that we have on file. See
Allocating Your Purchase Payments - Reallocations - Automatic Rebalance Program for more details.
Systematic Withdrawals
Our systematic withdrawal program is an administrative program designed for you to take reoccurring, automatic withdrawals at the frequency you select. You can receive payments monthly, quarterly, semi-
annually, or annually, subject to the $100 minimum partial withdrawal amount and minimum Surrender
Value described above. The systematic withdrawal program is available to you at any time for no additional charge. There are federal income tax consequences to partial withdrawals through the systematic withdrawal plan and you should consult with your tax advisor before electing to participate in the plan. We may cease offering this program or change the administrative rules related to the program on a non-discriminatory basis.
Systematic withdrawals may be requested on the following basis:
•Total systematic withdrawals for the calendar year equal to your annual Required Minimum
Distribution;
•Total systematic withdrawals for the Contract Year equal to your annual GLWB Payment;
•As Substantially Equal Periodic Payments under Sections 72(t) and 72(q) of the Internal Revenue
Code (IRC), as described below;

•Beginning May 25, 2024, total systematic withdrawals for the Contract Year equal to a specified dollar amount that is less than your annual GLWB Payment; or
•Prior to the GLWB Payment Start Date, as a specified dollar amount.
Systematic withdrawals will be deducted on a Pro Rata basis from all your Allocation Options.
All systematic withdrawals before the GLWB Payment Start Date – including systematic withdrawals for required minimum distributions or for substantially equal periodic payments – are
Excess Withdrawals subject to Surrender Charge and Market Value Adjustment and will reduce the GLWB Benefit Base and Purchase Payment used in determining the Death Benefit, perhaps by more than the amount of the withdrawal. If you intend to make ongoing withdrawals, you should consult a financial professional to determine whether the Contract is appropriate for you.
However, as with other partial withdrawals, systematic withdrawals are not subject to the Surrender
Charge or Market Value Adjustment if, when added to total other withdrawals for the Contract Year, they do not exceed the Annual Free Withdrawal Amount or are for GLWB Payments and RMDs taken after the
GLWB Payment Start Date. If a partial withdrawal is made after the GLWB Payment Start Date and total withdrawals in the Contract Year do not exceed the GLWB Payment, it will be treated as a GLWB
Payment and the remaining GLWB Payment for the current Contract Year will be adjusted to reflect the withdrawal. If the partial withdrawal causes the remaining systematic withdrawals to be less than the $100 minimum partial withdrawal amount, we will attempt to contact you or your financial professional to discuss your options. GLWB Payments are treated as partial withdrawals and will reduce the remaining
GLWB Payment available in the Contract Year and the Death Benefit by the amount of the GLWB
Payment.
Systematic withdrawals for the Contract Year taken after the GLWB Payment Start Date cannot be more than the annual GLWB Payment. If a partial withdrawal causes total withdrawals in a Contract Year to exceed the GLWB Payment, the portion of the partial withdrawal that exceeds the GLWB
Payment will be treated as an Excess Withdrawal and no further GLWB Payments will be made in that Contract Year.
Systematic withdrawals (including beginning May 25, 2024, GLWB Payment systematic withdrawals) can be terminated by Authorized Request or will terminate when the Guaranteed Lifetime Withdrawal Benefit
Rider terminates. (Before May 25, 2024, GLWB Payment systematic withdrawals could not be terminated.)
Required Minimum Distributions. If your Required Minimum Distribution is greater than the GLWB
Payment, you can elect by Authorized Request to withdraw an amount equal to the Required Minimum
Distribution after the GLWB Payment Start Date. Such a withdrawal will not be treated as an Excess
Withdrawal, Surrender Charges and Market Value Adjustments will not apply, and the additional withdrawal taken to satisfy the Required Minimum Distribution will not reduce the GLWB Benefit Base or future GLWB Payments. Because Required Minimum Distributions are calculated based on a calendar year and GLWB Payments are based on a Contract Year, if your Required Minimum Distributions is more than the sum of the GLWB Payments and other withdrawals taken during the calendar year and you elect to take an additional withdrawal that is greater than your GLWB Payment to equal the Required Minimum
Distribution, the additional withdrawal will be processed in December to ensure the calendar year
Required Minimum Distribution is satisfied and GLWB Payments for the remainder of the Contract Year will be adjusted. This election will continue each year unless it is discontinued by Authorized Request.
Substantially Equal Periodic Payments. If your annuity Contract is used as a funding vehicle for certain retirement plans that receive special tax treatment under Sections 401, 403(b), 408 or 408A of the IRC,
Section 72(t) of the Internal Revenue Code (IRC) may provide an exception to the 10% additional tax on distributions made prior to age 59½ if you elect to receive distributions as a series of “substantially equal periodic payments.” For Contracts issued as Non-Qualified Annuities, the IRC may provide a similar exception from penalty under Section 72(q) of the IRC.
•You cannot take any withdrawals from the annuity other than the substantially equal periodic payments.
•Changes due to investment experience do not affect the prohibition against taking distributions in additional to the annual substantially equal periodic payment.
•No more than one substantially equal periodic payment series may be in effect for any year.
Substantially Equal Periodic Payments under Sections 72(t) and 72(q) may be subject to a Surrender
Charge and Market Value Adjustment. To request systematic withdrawals that comply with Sections 72(t)
or 72(q), you must provide us with certain required information in writing on a form acceptable to us.
There is no minimum Surrender Value we require to allow you to begin substantially equal periodic payments under Sections 72(t) or 72(q). The minimum amount for any such withdrawal is $100 and payments may be made monthly, quarterly, semi-annually, or annually. However, if treated as Excess
Withdrawals, payments under this program are subject to the minimum Surrender Value described above.
Substantially equal periodic payments must not be modified before the date that is the later of the fifth anniversary of the date of the first payment and the date the contract owner reaches age 59½. If there are modifications to the series of payments before that date, an additional recapture tax applies. If you begin receiving GLWB Payments during this time, the withdrawals may be viewed as a modification. Please consult your personal tax advisor.
If you receive substantially equal periodic payments before the GLWB Payment Start Date or after the GLWB Payment Start Date that exceed your GLWB payment amount, such payments would be considered Excess Withdrawals and will reduce the GLWB Benefit Base and Purchase Payment used in determining the Death Benefit, perhaps by more than the amount of the withdrawal.
You may also annuitize your Contract and begin receiving payments for the remainder of your life or life expectancy as a means of receiving income payments before age 59½ that are not subject to the 10%
additional tax.

INCOME PAYMENTS - THE PAYOUT PERIOD

If the Guaranteed Lifetime Withdrawal Benefit has not been terminated, income payments will be equal to the greater of the GLWB Payment or the income payment under the Income Payout Option elected. If the income payment is equal to the GLWB Payment, the Covered Person(s) becomes the Annuitant(s). Upon the death of all Annuitants, we will pay the Beneficiary an amount equal to the Contract Value immediately prior to the commencement of the Payout Period less the total of the income payments paid. If the income payment is equal to the income payment under the Income Payout Option elected, upon the death of all
Annuitants, we will pay the Beneficiary as described in “Income Payout Options” below.
The amount applied to an Income Payout Option is equal to the Contract Value immediately prior to the commencement of the Payout Period less the amount of any premium taxes paid.
Payout Date
When you purchase the Contract, we will set the Payout Date as the Contract Anniversary following the
Annuitant’s 95th birthday. If there are Joint Annuitants, we will set the Payout Date based on the Age of the oldest Joint Annuitant.

You may change the Payout Date by sending an Authorized Request provided: (i) the request is made while an Owner is living; (ii) the request is received at our Administrative Office at least 30 days before the anticipated Payout Date; (iii) the requested Payout Date is at least two years after the Contract Issue
Date; and (iv) the requested Payout Date is no later than the anticipated Payout Date as shown on your
Contract Data Page. Any such change is subject to any maximum maturity Age restrictions that may be imposed by law.
Payout Period
The Payout Period is the period of time that begins on the Payout Date and continues until we make the last payment as provided by the Income Payout Option chosen. On the first day of the Payout Period, the
Contract Value will be applied to the Income Payout Option you selected unless the GLWB Benefit is in effect and the GLWB Payment would be higher. See “Income Payments - The Payout Period - Income
Payout Options." A Surrender Charge and Market Value Adjustment will not apply to proceeds applied to an Income Payout Option. You cannot change the Annuitant or Owner on or after the Payout Date for any reason.
Terms of Income Payments
We use fixed rates of interest to determine the amount of fixed income payments payable under the
Income Payout Options. Fixed income payments are periodic payments from us to the Owner, the amount of which is fixed and guaranteed by us. The amount of each payment depends on the form and duration of the Income Payout Option chosen, the Age of the Annuitant, the gender of the Annuitant (if applicable), the amount applied to purchase the income payments and the applicable income purchase rates in the
Contract. The income purchase rates in the Contract are based on a minimum guaranteed interest rate of
1%. We may, in our discretion and on a non-discriminatory basis, make income payments in an amount based on a higher interest rate. Once income payments begin, you cannot change the terms or method of those payments. We do not apply a Surrender Charge or Market Value Adjustment to income payments.
We will make the first income payment on the Payout Date. We may require proof of age and gender (if the Income Payout Option rate is based on gender) of the Annuitant/Joint Annuitants before making the first income payment. To receive income payments, the Annuitant/Joint Annuitant must be living on the
Payout Date and on the date that each subsequent payment is due as required by the terms of the
Income Payout Option. We may require proof from time to time that this condition has been met.
Electing an Income Payout Option
You and/or the Beneficiary may elect to receive one of the Income Payout Options described below. The
Income Payout Option and distribution, however, must satisfy the applicable distribution requirements of
Section 72(s) or 401(a)(9) of the Internal Revenue Code, as applicable.
The election of an Income Payout Option must be made by Authorized Request. The election is irrevocable after the payments commence. The Owner may not assign or transfer any future payments under any option.
We will make income payments monthly, quarterly, semiannually, or annually for the Installment Option.
Life Income and Joint and Survivor Life Income options allow monthly income payments. We will also furnish the amount of such payments on request.
You may change your Income Payout Option any time before payments begin on the Payout Date.
Income Payout Options

We offer the following Income Payout Options described below. The frequency and duration of income payments will affect the amount you receive with each payment. In general, if income payments are expected to be made over a longer period of time, the amount of each income payment will be less than the amount of each income payment if income payments are expected to be made over a shorter period of time. Similarly, more frequent income payments will result in the amount of each income payment being lower than if income payments were made less frequently for the same period of time.
Option 1 – Installment Option. We will pay monthly income payments for a chosen number of years, not less than 10, nor more than 30. If the Annuitant dies before income payments have been made for the chosen number of years, remaining guaranteed income payments will be treated as the death benefit and will be distributed in one of the following two ways: a.) income payments will be continued for the remainder of the period to the Owner; or b.) the present value of the remaining income payments, computed at the interest rate used to create the Option 1 rates, will be paid to the Owner.
Option 2 – Life Income Option – Guaranteed Period Certain. We will pay monthly income payments for as long as the Annuitant lives. If the Annuitant dies before all of the income payments have been made for the guaranteed period certain, remaining guaranteed income payments will be treated as the death benefit and will be distributed in one of the following two ways: a.) income payments will be continued
during the remainder of the guaranteed period certain to the Owner; or b.) the present value of the remaining income payments, computed at the interest rate used to create the Option 2 rates, will be paid to the Owner. If a Guaranteed Period of 0 years is selected and the Annuitant dies before the first income payment is made, no income payments will be made, and the Death Benefit described in the “DEATH
BENEFIT – Death Benefit Proceeds” will be paid.
The Guaranteed Period Certain choices are:
•0 years (life income only);
•5 years;
•10 years;
•15 years; or
•20 years.
Option 3 – Joint and Survivor Life Income Option – 10-Year Guaranteed Period Certain. We will pay monthly income payments for as long as either of the Annuitants is living. If at the death of the second surviving Annuitant, income payments have been made for less than 10 years, remaining guaranteed income payments will be treated as the death benefit and will be distributed in one of the following two ways: a.) income payments will be continued during the remainder of the guaranteed period certain to the
Owner; or b.) the present value of the remaining income payments, computed at the interest rate used to create the Option 3 rates, will be paid to the Owner.
Income payment(s) will be made to the Beneficiary if there is no surviving Owner. If there is no surviving
Owner or Beneficiary, income payment(s) will be made to the Owner’s estate.
If you do not select an Income Payout Option, we will make monthly payments on the following basis,
(unless the Internal Revenue Code (“IRC”) requires that we pay in some other manner in order for the
Contract to qualify as an annuity or to comply with Section 401(a)(9) of the IRC, in which case we will comply with those requirements):
●If the Guaranteed Lifetime Withdrawal Benefit has not been terminated, the Covered Person(s)
becomes the Annuitant(s). Income payments will be equal to the greater of (a) and (b):
(a)GLWB Payment; or (b) The Contract Value applied to the Life Income Option with 10-Year
Guaranteed Period Certain for Contracts with one Annuitant or the Joint and Survivor Life
Income Option with 10-Year Guaranteed Period Certain for Contracts with two Annuitants, as described in Income Payout Options 2 and 3 above.

●If the income payment is equal to (a), upon the death of all Annuitants, we will pay the Beneficiary an amount equal to the Contract Value immediately prior to the commencement of the Payout
Period less the total of the income payments paid. If the income payment is equal to (b), upon the death of all Annuitants, we will pay the Beneficiary as described in Income Payout Options 2 and
3 above.
●If the Guaranteed Lifetime Withdrawal Benefit is terminated, income payments will be equal to the
Contract Value applied to the Life Income Option with 10-Year Guaranteed Period Certain for
Contracts with one Annuitant or the Joint and Survivor Life Income Option with 10-Year
Guaranteed Period Certain for Contracts with two Annuitants, as described in Income Payout
Options 2 and 3 above.
The minimum amount which can be applied under all Income Payout Options is the greater of $2,500 or the amount required to provide an initial monthly income payment of $20. We do not allow partial annuitization. We may require due proof of age and gender of any Annuitant on whose life an Income
Payout Option is based.
The Income Payout Options described above may not be offered in all states. Any state variations are described in Appendix B. Further, we may offer other Income Payout Options. More than one option may be elected. If your Contract is a Qualified Contract, not all options may satisfy Required Minimum
Distribution rules. In addition, note that effective for Qualified Contract Owners who die on or after
January 1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the Owner’s death in order to satisfy required minimum distribution rules. You should consult a tax advisor before electing an Income Payout Option.

FEDERAL INCOME TAX MATTERS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a Contract.
General Tax Treatment
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes.
If you invest in an annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. The tax rules applicable to Qualified
Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified
Contract.
Tax law imposes several requirements that annuities must satisfy to receive the tax treatment normally accorded to annuity contracts. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and this discussion is based on that assumption. Non-Qualified Contracts contain provisions that are intended to comply with these Internal Revenue Code requirements; we intend to review such provisions and modify them, if necessary, to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.  Other rules may apply to
Qualified Contracts.
Taxation of Withdrawals

Non-Qualified Contracts. When a partial withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value, without adjustment for any applicable Surrender Charge, immediately before the distribution over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a full surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the
Contract.
Qualified Contracts. In the case of a withdrawal under a Qualified Contract, you are taxed based on the portion of the withdrawal that exceeds your “investment in the contract” (often referred to as cost basis).
For Qualified Contracts, you typically have not paid tax on the Purchase Payment contributed to your
Contract, and therefore there is generally no cost basis. As a result, most amounts withdrawn from the
Contract will be treated as fully taxable ordinary income. Exceptions to this general rule include withdrawals from Roth IRAs and IRAs where you have separately tracked and reported any after-tax contributions that you have made. We generally do not track employee contributions. You should consult your tax advisor.
Market Value Adjustment
The Contract Value immediately before a withdrawal may be increased or decreased by a Market Value
Adjustment that results from a withdrawal. There is, however, no definitive guidance on the proper tax treatment of Market Value Adjustments and you should discuss the potential tax consequences of a
Market Value Adjustment with your tax advisor.
Taxation of GLWB Payments
GLWB Payments are taxed the same way as regular withdrawals. This includes the possibility of an additional tax if you begin receiving payments before age 59½. Once you have fully recovered your investment in the Contract (generally your Purchase Payment or other amounts you paid), all GLWB
Payments you receive will be fully taxable as ordinary income even if your Contract Value has fallen to zero.
Additional Tax on Certain Withdrawals
In the case of a distribution, there may be an imposed federal additional tax equal to ten percent of the amount treated as income. In general, however, there is no additional tax on distributions if:
•you die;
•you become disabled;
•you receive a series of substantially equal periodic payments made (at least annually) for your life
(or life expectancy) or the joint lives (or life expectancies) for you and your named beneficiary;
•your withdrawal is a qualified reservist distribution;
•the distribution is due to any IRS levy;
•your withdrawal is due to a terminal illness distribution; or
•you withdraw funds up to the cap for domestic violence abuse distribution.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Additional exceptions may apply to distributions from a Qualified Contract. You should consult a qualified tax advisor.
Substantially Equal Periodic Payments

Substantially equal periodic payments must continue until the later of reaching age 59½ or five years.
Modification of payments during that time period will result in the retroactive application of the 10%
additional tax. You should consult a qualified tax advisor before making a modification.
Taxation of Income Payments
Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each income payment is generally not taxed, and the remainder is taxed as ordinary income.
The non-taxable portion of an income payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of income payments, as determined when income payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each income payment is subject to tax as ordinary income.
Taxation of Death Benefit Proceeds
Amounts may be distributed from a Contract because of your death or the death of the Annuitant.
Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as income payments.
To be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Internal
Revenue Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract.
Specifically, Section 72(s) requires that (i) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such
Owner’s death; and (ii) if any Owner dies prior to the annuity starting date, the entire interest in the
Contract will be distributed within five years after the date of such Owner’s death unless distributions are made over life or life expectancy, beginning within one year of the death of the Owner. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued
with the surviving spouse as the new Owner.
Transfers, Assignments or Exchanges of the Contract
A transfer or assignment of ownership of the Contract, the designation of an Annuitant other than the
Owner, the selection of certain maturity dates, or the exchange of the Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.
Withholding
Annuity and pension Distributions are generally subject to federal income tax withholding. They may also be subject to state income tax withholding, where applicable. Recipients can generally elect, however, not to have tax withheld from distributions. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions. Certain limitations may apply. Please consult a tax advisor before making any withholding election.
“Eligible rollover distributions” from section 401(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee)
from such a plan, except certain distributions such as distributions required by the Internal Revenue
Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as Beneficiary or alternative Payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse Beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Federal Estate Taxes, Gift and Generation-Skipping Transfer Taxes
While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the contingent Owner or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Internal Revenue Code may impose a generation-skipping transfer tax
(“GST”) when all or part of an annuity contract is transferred to, or a Death Benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS. The federal estate tax, gift tax and GST tax exemptions and maximum rates may each be adjusted.
The potential application of these taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Same-Sex Spouses
Under the Contract, a surviving spouse may have certain continuation rights that he or she may elect to exercise upon your death for the Contract’s Death Benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The
U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax advisor for more information on this subject.
Annuity Purchases By Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or U.S.
permanent residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Additional Information about the Taxation of Non-Qualified Contracts
This discussion generally applies to Contracts owned by natural persons. See “Non-Natural Person”
below for a discussion of Non-Qualified Contracts owned by persons such as corporations and trusts that are not natural persons.

Medicare Tax. Distributions from a Non-Qualified Contract will be considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.
Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified
Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the Purchase Payment or other consideration paid for the
Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax advisor.
Additional Information about the Taxation of Qualified Contracts
Individual Retirement Annuities (IRAs), as defined in Section 408 of the Internal Revenue Code, permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10%
additional tax generally applies to distributions made before age 59½, unless an exception applies.
Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversion to Roth IRAs.
Roth IRAs, as described in Internal Revenue Code Section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% additional tax may apply to distributions made (i) before age 59½ (subject to certain exceptions) or (ii) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% additional tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Distributions that are rolled over to an
IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year.
An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs.
Required Minimum Distributions. Qualified Contracts have required minimum distribution (“RMD”) rules that govern the timing and amount of distributions. You should refer to your Contract or consult a tax advisor for more information about these rules. The required beginning date for these distributions is based on your applicable age as defined in the tax law. You should refer to your Contract, retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

If distributions from your IRA are made in the form of an annuity, and the annuity payments in a year exceed the amount that would be required to be distributed for the year under the rules for non-annuitized contracts (determined by treating the IRA’s account balance as including the value of the annuity), the excess can be counted towards satisfying the RMD with respect to any non-annuitized account balance in your IRA(s). You should consult a tax advisor if you want to use this special rule.
Effective for Qualified Contract Owners who die on or after January 1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the Owner’s death in order to satisfy RMD rules. Consult a tax advisor.
If you fail to take your full RMD for a year, you will be subject to a 25% excise tax on any shortfall. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and prior to the date the excise tax is assessed or imposed by the IRS. If you fail to take your full RMD for a year, you should consult with a tax advisor for more information.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax advisor with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.
What Acts may result in Penalties or Additional Taxes?
There are tax advantages to using an annuity for retirement savings. The tax advantages may be offset by additional taxes and penalties if you are not familiar with and follow the rules.
For example, there may be additions to regular tax for the following activities:
•Taking early distributions
•Allowing excess amounts to accumulate for failing to tax required distributions
•Making excess contributions
There may be penalties for the following, without limitation:
•Overstating the amount of nondeductible contributions
•Not having enough tax withheld
•Failing to report income
Please consult with your personal advisor to understand when additional tax or penalties may apply.

OTHER INFORMATION

Important Information about the Indices
S&P 500 Index. The Contract is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of the McGraw-Hill companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the Owners of the Contract or any member of the public regarding the advisability of investing in securities generally or in the Contract particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Company or the Contract. S&P has no obligation to take the needs of the Company or the Owners of the Contract into consideration in determining, composing or calculating the S&P 500 Index.
S&P is not responsible for and has not participated in the determination of the prices and amount of the
Contract or the timing of the issuance or sale of the Contract or in determination or calculation of the equation by which the Contract is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Contract.
S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500
INDEX OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY
ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR
IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE COMPANY, OWNERS OF THE PRODUCT, OR
ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA
INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY
DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE
OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT
LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY
SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS),
EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The S&P 500 Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s. The S&P 500 Index can go up or down based on the stock prices of the 500 companies that comprise the Index. The S&P 500 Index does not include dividends paid on the stocks comprising the Index and therefore does not reflect the full investment performance of the underlying stocks.
The S&P 500 Index is a trademark of Standard & Poor’s or its affiliates and has been licensed for use by the Company.
Russell 2000 Index. The Contract is not sponsored, endorsed, sold or promoted by Frank Russell Group
(“Russell”). Russell makes no representation or warranty, express or implied, to the Owners of the
Contract or any member of the public regarding the advisability of investing in securities generally or in the Contract particularly or the ability of the Russell 2000 Index to track general stock market performance. Russell only relationship to the Company is in the licensing of certain trademarks and trade names of Russell and Russell 2000 Index which is determined, composed and calculated by Russell without regard to the Company or the Contract. Russell has no obligation to take the needs of the
Company or the Owners of the Contract into consideration in determining, composing or calculating the
Russell 2000 Index. Russell is not responsible for and has not participated in the determination of the prices and amount of the Contract or the timing of the issuance or sale of the Contract or in determination or calculation of the equation by which the Contract is to be converted into cash. Russell has no obligation or liability in connection with the administration, marketing or trading of the Contract.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE
RUSSELL 2000 INDEX OR ANY DATA INCLUDED THEREIN, AND RUSSELL SHALL HAVE NO
LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO
WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE COMPANY,
OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE
RUSSELL 2000 INDEX OR ANY DATA INCLUDED THEREIN. MSCI MAKES NO EXPRESS OR IMPLIED
WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR
FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL 2000 INDEX
OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT
SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR
CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE
POSSIBILITY OF SUCH DAMAGES.
Russell 2000® is a stock market index that measures performance of the 2,000 smallest companies in the
Russell 3000® Index, which is made up of 3,000 of the largest U.S. stocks. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not affect the performance and characteristics of the true small-cap index.
MSCI EAFE Index. The Contract is not sponsored, endorsed, sold or promoted by Morgan Stanley
Capital International Inc. (“MSCI”). MSCI makes no representation or warranty, express or implied, to the
Owners of the Contract or any member of the public regarding the advisability of investing in securities generally or in the Contract particularly or the ability of the MSCI EAFE Index to track general stock market performance. MSCI’s only relationship to the Company is in the licensing of certain trademarks and trade names of MSCI and of the MSCI EAFE Index which is determined, composed and calculated by MSCI without regard to the Company or the Contract. MSCI has no obligation to take the needs of the
Company or the Owners of the Contract into consideration in determining, composing or calculating the
MSCI EAFE Index. MSCI is not responsible for and has not participated in the determination of the prices and amount of the Contract or the timing of the issuance or sale of the Contract or in determination or calculation of the equation by which the Contract is to be converted into cash. MSCI has no obligation or liability in connection with the administration, marketing or trading of the Contract.
MSCI DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MSCI
EAFE INDEX OR ANY DATA INCLUDED THEREIN AND MSCI SHALL HAVE NO LIABILITY FOR ANY
ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MSCI MAKES NO WARRANTY, EXPRESS
OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE COMPANY, OWNERS OF THE PRODUCT,
OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MSCI INDEX OR ANY DATA
INCLUDED THEREIN. MSCI MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY
DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE
OR USE WITH RESPECT TO THE MSCI EAFE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT
LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI HAVE ANY LIABILITY FOR ANY
SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS),
EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The MSCI EAFE Index is an equity index which captures large and mid cap representation across developed markets countries around the world, excluding the U.S. and Canada. With 912 constituents, the MSCI EAFE Index covers approximately 85% of the free float-adjusted market capitalization in each country.
The MSCI EAFE Index is a trademark of MSCI or its affiliates and has been licensed for use by the
Company.

Dimensional US Small Cap Value Systematic Index. The Dimensional US Small Cap Value Systematic
Index (the “Index”) is sponsored and published by Dimensional Fund Advisors LP (“Dimensional”).
References to Dimensional include its respective directors, officers, employees, representatives, delegates or agents. The use of “Dimensional” in the name of the Index and the related stylized mark(s)
are service marks of Dimensional and have been licensed for use by MEMBERS Life Insurance Company
(the "Company"). The Company has entered into a license agreement with Dimensional providing for the right to use the Index and related trademarks in connection with the TruStage® Zone Income Annuity (the
“Financial Product”). The Financial Product is not sponsored, endorsed, sold or promoted by Dimensional, and Dimensional makes no representation regarding the advisability of investing in such Financial
Product. Dimensional has no responsibilities, obligations or duties to investors in the Financial Product, nor does Dimensional make any express or implied warranties, including, but not limited to, any warranties of merchantability or fitness for a particular purpose or use with respect to the Index, or as to results to be obtained by a Financial Product or any other person or entity from the use of the Index, trading based on the Index, the levels of the Index at any particular time on any particular date, or any data included therein, either in connection with the Financial Product or for any other use. Dimensional has no obligation or liability in connection with the administration, marketing or trading of the Financial
Product. In certain circumstances, Dimensional may suspend or terminate the Index. Dimensional has appointed a third-party agent (the “Index Calculation Agent”) to calculate and maintain the Index. While
Dimensional is responsible for the operation of the Index, certain aspects have thus been outsourced to the Index Calculation Agent. Dimensional does not guarantee the accuracy, timeliness or completeness of the Index, or any data included therein or the calculation thereof or any communications with respect thereto. Dimensional has no liability for any errors, omissions or interruptions of the Index or in connection with its use. In no event shall Dimensional have any liability of whatever nature for any losses, damages, costs, claims and expenses (including any special, punitive, direct, indirect or consequential damages
(including lost profits)) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages. Dimensional has provided the Company with all material information related to the Index methodology and the maintenance, operation and calculation of the Index. Dimensional makes no representation with respect to the completeness of information related to the Index provided by the Company in connection with the offer or sale of any Financial Product. Dimensional acts as principal and not as agent or fiduciary of any other person. Dimensional has not published or approved this document, nor does Dimensional accept any responsibility for its contents or use.
Barclays Risk Balanced Index. Neither Barclays Bank PLC (“BB PLC”) nor any of its affiliates
(collectively ‘Barclays’) is the issuer or producer of TruStage® Zone Income Annuity and Barclays has no
responsibilities, obligations or duties to investors in TruStage® Zone Income Annuity. The Barclays Risk
Balanced Index (the “Index”), together with any Barclays indices that are components of the Index, is a trademark owned by Barclays and, together with any component indices and index data, is licensed for use by the Company as the issuer or producer of TruStage® Zone Income Annuity (the “Issuer”).
Barclays’ only relationship with the Issuer in respect of the Index is the licensing of the Index, which is administered, compiled and published by BB PLC in its role as the index sponsor (the “Index Sponsor”)
without regard to the Issuer or the TruStage® Zone Income Annuity or investors in the TruStage® Zone
Income Annuity. Additionally, the Company as issuer or producer TruStage® Zone Income Annuity may for itself execute transaction(s) with Barclays in or relating to the Index in connection with TruStage® Zone
Income Annuity. Investors acquire TruStage® Zone Income Annuity from the Company and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with
Barclays upon making an investment TruStage® Zone Income Annuity. The TruStage® Zone Income
Annuity is not sponsored, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of the TruStage® Zone Income Annuity or use of the Index or any data included therein. Barclays shall not be liable in any way to the Issuer, investors or to other third parties in respect of the use or accuracy of the Index or any data included therein.
Barclays Index Administration (“BINDA”), a distinct function within BB PLC, is responsible for day-to-day governance of BB PLC’s activities as Index Sponsor.

To protect the integrity of Barclays’ indices, BB PLC has in place a control framework designed to identify and remove and/or mitigate (as appropriate) conflicts of interest. Within the control framework, BINDA has the following specific responsibilities:
•oversight of any third party index calculation agent;
•acting as approvals body for index lifecycle events (index launch, change and retirement); and
•resolving unforeseen index calculation issues where discretion or interpretation may be required
(for example: upon the occurrence of market disruption events).
To promote the independence of BINDA, the function is operationally separate from BB PLC’s sales, trading and structuring desks, investment managers, and other business units that have, or may be perceived to have, interests that may conflict with the independence or integrity of Barclays’ indices.
Notwithstanding the foregoing, potential conflicts of interest exist as a consequence of BB PLC providing indices alongside its other businesses. Please note the following in relation to Barclays’ indices:
•BB PLC may act in multiple capacities with respect to a particular index including, but not limited to, functioning as index sponsor, index administrator, index owner and licensor.
•Sales, trading or structuring desks in BB PLC may launch products linked to the performance of an index. These products are typically hedged by BB PLC’s trading desks. In hedging an index, a trading desk may purchase or sell constituents of that index. These purchases or sales may affect the prices of the index constituents which could in turn affect the level of that index.
•BB PLC may establish investment funds that track an index or otherwise use an index for portfolio or asset allocation decisions.
The Index Sponsor is under no obligation to continue the administration, compilation and publication of the Index or the level of the Index. While the Index Sponsor currently employs the methodology ascribed to the Index (and application of such methodology shall be conclusive and binding), no assurance can be given that market, regulatory, juridical, financial, fiscal or other circumstances (including, but not limited to, any changes to or any suspension or termination of or any other events affecting any constituent within the Index) will not arise that would, in the view of the Index Sponsor, necessitate an adjustment, modification or change of such methodology. In certain circumstances, the Index Sponsor may suspend or terminate the Index. The Index Sponsor has appointed a third-party agent (the “Index Calculation
Agent”) to calculate and maintain the Index. While the Index Sponsor is responsible for the operation of the Index, certain aspects have thus been outsourced to the Index Calculation Agent.
Barclays
1.makes no representation or warranty, express or implied, to the Issuer or any member of the public regarding the advisability of investing in transactions generally or the ability of the Index to track the performance of any market or underlying assets or data; and
2.has no obligation to take the needs of the Issuer into consideration in administering, compiling or publishing the Index.
Barclays has no obligation or liability in connection with administration, marketing or trading of the
TruStage® Zone Income Annuity.
The licensing agreement between the Company and BB PLC is solely for the benefit of the Company and
Barclays and not for the benefit of the owners of the TruStage® Zone Income Annuity, investors or other third parties.
BARCLAYS DOES NOT GUARANTEE, AND SHALL HAVE NO LIABILITY TO THE PURCHASERS AND
TRADERS, AS THE CASE MAY BE, OF THE TRANSACTION OR TO THIRD PARTIES FOR THE
QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED

THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES NO
EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES
OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO
THE INDEX INCLUDING, WITHOUT LIMITATION, THE INDICES, OR ANY DATA INCLUDED THEREIN.
IN NO EVENT SHALL BARCLAYS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT,
OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS, EVEN IF NOTIFIED OF THE
POSSIBILITY OF SUCH DAMAGES SAVE TO THE EXTENT THAT SUCH EXCLUSION OF LIABILITY IS
PROHIBITED BY LAW.
None of the information supplied by Barclays and used in this publication may be reproduced in any manner without the prior written permission of Barclays Bank PLC. Barclays Bank PLC is registered in
England No. 1026167. Registered office 1 Churchill Place London E14 5HP.
Any reference to ‘Bloomberg Index Services Limited’ (including as abbreviated to ‘Bloomberg’) in their capacity as the index calculation agent must include the following:
Bloomberg Index Services Limited is the official index calculation and maintenance agent of the Index, an index owned and administered by Barclays. Bloomberg Index Services Limited does not guarantee the timeliness, accurateness, or completeness of the Index calculations or any data or information relating to the Index. Bloomberg Index Services Limited makes no warranty, express or implied, as to the Index or any data or values relating thereto or results to be obtained therefrom, and expressly disclaims all warranties of merchantability and fitness for a particular purpose with respect thereto. To the maximum extent allowed by law, Bloomberg Index Services Limited, its affiliates, and all of their respective partners, employees, subcontractors, agents, suppliers and vendors (collectively, the “protected parties”) shall have no liability or responsibility, contingent or otherwise, for any injury or damages, whether caused by the negligence of a protected party or otherwise, arising in connection with the calculation of the Index or any data or values included therein or in connection therewith and shall not be liable for any lost profits, losses, punitive, incidental or consequential damages.
Distribution of the Contract
We have entered into a distribution agreement with our affiliate, CBSI, for the distribution of the Contract.
CBSI is a wholly-owned subsidiary of CUNA Mutual Investment Corporation (“CMIC”). The principal business address of CBSI is 2000 Heritage Way, Waverly, IA 50677.
We and CBSI enter into selling agreements with other broker-dealers (the "Selling Broker-Dealers")
registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), who are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Contracts are sold by registered representatives of the Selling Broker-Dealers (the “Selling Agents”). In those states where the Contract may be lawfully sold, the Selling Agents are licensed as insurance agents by applicable state insurance authorities and are appointed as agents of the Company.
Until May 2022, CBSI offered securities directly to customers through its registered representatives, many of whom are also employed by CBSI’s affiliates or various credit unions. Pursuant to agreements between
CBSI and LPL Financial (“LPL”), most of them registered as LPL’s Selling Agents, and CBSI receives compensation from LPL for certain sales.
The Selling Broker-Dealers receive compensation for the promotion and sale of the Contract. The Selling
Agents who solicit sales of the Contract typically receive a portion of the compensation paid to the Selling
Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and the Selling Agent. The amount and timing of commissions paid to Selling
Broker-Dealers may vary depending on the selling agreement and the Contract sold but is not expected to be more than 7.25% of the Purchase Payment. We and/or our affiliates may also pay asset-based commission (sometimes called trail commissions) and may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations.
We also pay compensation to wholesaling broker-dealers or other firms or intermediaries, including payments to affiliates of ours, in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers.
These allowances may be based on a percentage of each Purchase Payment.
In addition to the compensation described above, we may make additional cash payments, in certain circumstances referred to as "override" compensation or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company’s products on the Selling
Broker-Dealers’ preferred or recommended list, increased access to the Selling Broker-Dealers’
registered representatives for purposes of promoting sales of our products, assistance in training and education of the Selling Agents, and opportunities for us to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer’s actual or expected aggregate sales of our annuity contracts (including the Contract) and/or may be a fixed dollar amount. Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent.
You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.
Commissions and other incentives or payments described above are not charged directly to you. We intend to recover commissions and other compensation, marketing, administrative and other expenses and costs of Contract benefits through the fees and charges imposed under the Contract.
Authority to Change
Only the President or Secretary of the Company may change or waive any of the terms of your Contract.
Any change must be in writing and signed by the President or Secretary of the Company. You will be notified of any such change, as required by law.
Incontestability
We consider all statements in your application (in the absence of fraud) to be representations and not warranties. We will not contest your Contract.
Misstatement of Age or Gender
If an Annuitant’s or Covered Person(s) date of birth is misstated, we will adjust the income Payments or
GLWB Payments under the Contract to be equal to the payout amount the Contract Value would have purchased based on the individual's correct date of birth. If an Annuitant’s gender has been misstated, and the life income rate type is based on gender, we will adjust the income payments under the Contract to be equal to the payout amount the Contract Value would have purchased based on the Annuitant’s correct gender. We will add any underpayments to the next payment. We will subtract any overpayment from future payments. We will not credit or charge any interest to any underpayment or overpayment.

Conformity with Applicable Laws
The provisions of the Contract conform to the minimum requirements of the state in which the Contract is delivered (i.e., the “state of issue”). The laws of the state of issue control any conflicting laws of any other state in which the Owner may live on or after the Contract Issue Date. If any provision of your Contract is determined not to provide the minimum benefits required by the state in which the Contract is issued, such provision will be deemed to be amended to conform or comply with such laws or regulations.
Further, the Company will amend the Contract to comply with any changes in law governing the Contract or the taxation of benefits under the Contract.
Reports to Owners
At least annually, we will mail a report to you at your last known address of record, a report that will state the beginning and end dates for the current report period; your Contract Value at the beginning and end of the current report period; the amounts that have been credited and debited to your Contract Value during the current report period, identified by the type of activity the amount represents; the Surrender Value at the end of the current report period; and any other information required by any applicable law or regulation.
You also will receive confirmations of each financial transaction, such as transfers, withdrawals, and surrenders.
Householding
To reduce service expenses, the Company may send only one copy of certain mailings and reports per household, regardless of the number of contract owners at the household. However, you may obtain additional copies upon request to the Company. If you have questions, please call us at 1-800-798-5500,
Monday through Friday, 7:30 A.M. to 6:00 P.M., Central Time.
Change of Address
You may change your address by writing to us at our Administrative Office. If you change your address, we will send a confirmation of the address change to both your old and new addresses.
Inquiries
You may make inquiries regarding your Contract by writing to us or calling us at our Administrative Office.
Legal Proceedings
Like other insurance companies, we routinely are involved in litigation and other proceedings, including class actions, reinsurance claims and regulatory proceedings arising in the ordinary course of our business. In recent years, the life insurance and annuity industry, including us and our affiliated companies, has been subject to an increase in litigation pursued on behalf of both individual and purported classes of insurance and annuity purchasers, questioning the conduct of insurance companies and their agents in the marketing of their products. In addition, state and federal regulatory bodies, such as state insurance departments and attorneys general, periodically make inquiries and conduct examinations concerning compliance by us and others with applicable insurance and other laws.
In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company has established procedures and policies to facilitate compliance with laws and regulations and to support financial reporting. These actions are based on a variety of issues and involve a range of the Company's practices. We respond to such inquiries and cooperate with regulatory examinations in the ordinary course of business. In the opinion of management, the ultimate liability, if any, resulting from all such pending actions will not materially affect the financial statements of the Company, nor the Company’s ability to meet its obligations under the Contracts.

FINANCIAL STATEMENTS

The Company's statutory basis financial statements are hereby incorporated by reference to the Form N-
VPFS filed with the SEC by the Company on April 1, 2026. You should consider the Company’s financial statements only as bearing on the Company’s ability to meet its obligations under your Contract.
A-1

APPENDIX A: ALLOCATION OPTIONS AVAILABLE UNDER THE CONTRACT

Risk Control Account Options
The following is a list of the Risk Control Account options currently available under the Contract. We may change the features of the Risk Control Accounts listed below (including the Index and the Caps), offer new Risk Control Accounts, and terminate existing Risk Control Accounts. We will provide you with written notice before making any changes other than changes to the Caps. Information about current Caps is available at https://www.trustage.com/zone-income-annuity-rates.
Note: During the Accumulation Period, if you surrender your Contract or take a partial withdrawal on any day other than each sixth Contract Anniversary, we will apply a Market Value Adjustment
(which may be positive or negative). This may result in a significant reduction in your Contract
Value that could exceed any protection from Index loss that would be in place if you held the option until each sixth Contract Anniversary.

CONTRACTS ISSUED BEFORE MAY 25, 2024
Index	Type of Index	Crediting Period	Account Type	Limit on Index Loss (if held until each 6th Contract Anniversary)	Minimum Limit on Index Gain (for the Life of the Contract)
S&P 500 Price Return Index(1)	stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
MSCI EAFE Price Return Index(1)	stock market index designed to measure the equity market performance of developed markets excluding the U.S. and Canada	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
Russell 2000 Price return Index(1)	stock market index that measures the performance of the small- cap segment of the US equity universe	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
A-2

CONTRACTS ISSUED ON OR AFTER MAY 25, 2024
Index	Type of Index	Crediting Period	Account Type	Limit on Index Loss (if held until each 6th Contract Anniversary)	Minimum Limit on Index Gain (for the Life of the Contract)
S&P 500 Price Return Index(1)	stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
MSCI EAFE Price Return Index(1)	stock market index designed to measure the equity market performance of developed markets excluding the U.S. and Canada	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
Dimensional US Small Cap Value Systematic Index(1)	stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
Barclays Risk Balanced Index(1)	allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
(1)Except for the Barclays Risk Balanced, the performance of each Index associated with the Risk
Control Accounts does not include dividends paid on the securities comprising the Index, and therefore, the performance of the Index does not reflect the full performance of those underlying securities. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities. The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145% for the equity component. Therefore, the aggregate fee will depend on the Index’s relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. SOFR refers to the Secured Overnight Financing
Rate, which was 3.87% as of December 31, 2025. The New York Fed publishes the SOFR on its website each Business Day. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
(2)We credit interest to each Risk Control Account at the end of each Contract Year during the six-year period by comparing the change in the Index from each Contract Anniversary (the first day of the
Contract Year) to the last day of the current Contract Year. However, Excess Withdrawals and surrenders on any day other than every sixth Contract Anniversary will be subject to the Market Value
Adjustment.
A-3
The Index Return is determined on each Contract Anniversary and is measured over the Contract Year.
Because Index interest is calculated on a single point in time you may experience negative or flat performance even though the Index experienced gains through some, or most, of the Contract Year.
The Floors for the Secure Account and Growth Account will not change during the life of your Contract.
We set the Cap each year for the next Contract Year. In return for accepting some risk of loss to your Risk
Control Account Value allocated to the Growth Account, the Cap for the Growth Account is higher than the
Cap for the Secure Account. The Cap will always be at least 1%.
During the life of your Contract, an Allocation Option with a Floor of 0% will always be available, and we will continue to make a Secure Account and Growth Account option available for each Risk Control
Account that is available to you. Otherwise, we may add, change, or discontinue Allocation Options and Indices from time to time. The remaining Allocation Options may have terms that are unacceptable to you and may not provide any protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
More information is about the Risk Control Accounts and the Market Value Adjustment is available under
"Risk Control Account Option" and "Charges and Adjustments - Market Value Adjustment."
Declared Rate Account
The following is a list of Declared Rate Account Options currently available under the Contract. We may change the features of the Declared Rate Account Options listed below, offer new Declared Rate Account
Options, and terminate existing Declared Rate Account Options. We will provide you with written notice before doing so.
Note: During the Accumulation Period, if you surrender your Contract or take a partial withdrawal on any day other than each sixth Contract Anniversary, we will apply a Market Value Adjustment
(which may be positive or negative). This may result in a significant reduction in your Contract
Value.

CONTRACTS ISSUED BEFORE MAY 25, 2024
Name	Term	Minimum Guaranteed Interest Rate
Declared Rate Account	6 years	0.25%

CONTRACTS ISSUED AFTER MAY 25, 2024
Name	Term	Minimum Guaranteed Interest Rate
Declared Rate Account	6 years	0.15%(1)
(1)  The Minimum Guaranteed Interest Rate is set on the Contract Issue Date and every sixth anniversary based on the calendar quarter in which the Issue Date or Contract Anniversary falls.
The availability of Allocation Options vary by state and depending on the broker-dealer through which the
Contract is sold. See Appendix B.

APPENDIX B: STATE AND FINANCIAL INTERMEDIARY VARIATIONS

The following information is a summary of certain features or benefits of the Contracts that vary from those previously described in this Prospectus as a result of requirements imposed by states or requests from broker-dealers through which the Contract is sold. There may be other broker-dealer variations not included in this Appendix because some broker-dealers may impose variations without our knowledge.
For example, your financial professional may not recommend a particular investment option or Contract benefit to you. We have identified all material broker-dealer variations that are known to us. However, taking into consideration the breadth of our distribution network, the terms of our current distribution agreements, and the frequency with which we may make changes to the investment options, benefits, and/or other Contract features, we cannot obtain information about any other financial intermediary variations without unreasonable effort or expense.
You should discuss with your financial professional any state variations, as well as any limitations or restrictions on investment options, benefits and/or features that apply through your broker-dealer or financial intermediary.
States where certain TruStage® Zone Income Annuity features or benefits vary:

State	Feature or Benefit	Variation
Arizona	See “Getting Started – The Accumulation Period - Right to Examine”	If your age as of the Contract Issue Date is at least 65 years old, you must return your Contract within 30 days of receipt.
California
All references to “Allocation Options”
See “Getting Started – The Accumulation
Period - Owner”
See “Getting Started – The Accumulation
Period - Right to Examine”
See “Charges and Adjustments –
Surrender Charge”

The Declared Rate Account is available as
an Allocation Option only for Contracts
issued on or after September 25, 2024.
The Owner has the right to assign the
Contract.
If the Purchase Payment exceeds the
Contract Value, the refund will be your
Purchase Payment less withdrawals if your
age as of the Contract Issue Date is at least
60 years old.
If your age as of the Contract Issue Date is
at least 60 years old, you must return your
Contract within 30 days of receipt.
“Nursing Home or Hospital” is replaced with
“Facility Care, Home Care, or Community-
Based Services”. There is no minimum
confinement period to utilize this waiver.
The Facility Care or Home Care and
Terminal Illness waivers apply to full
surrenders only, not partial withdrawals.

State	Feature or Benefit	Variation
Connecticut	See “Getting Started – The Accumulation Period - Right to Examine” See “Charges and Adjustments – Surrender Charge”
If the Purchase Payment exceeds the
Contract Value, the refund will be your
Purchase Payment less withdrawals.
You must return your Contract within 10
days of receipt, including replacement
contracts.
There is a one-year wait before the waiver
of Surrender Charge provisions may be
exercised.

Delaware	See “Getting Started – The Accumulation Period - Right to Examine”
If the Purchase Payment exceeds the
Contract Value, the refund will be your
Purchase Payment less withdrawals if the
source of your Purchase Payment was a
replacement, not new money.
You must return your Contract within 10
days of receipt (20 days if it is a
replacement contract).

Florida	See “Getting Started – The Accumulation Period - Owner” See “Getting Started – The Accumulation Period - Right to Examine” See “Income Payments – The Payout Period - Payout Date”
The Owner has the right to assign the
Contract.
You must return your Contract within 21
days of receipt (30 days if it is a
replacement contract).
The requested Payout Date must be at least
one year after the Contract Issue Date.

Georgia	See “Getting Started – The Accumulation Period - Right to Examine”	If the Purchase Payment exceeds the Contract Value, the refund will be your Purchase Payment less withdrawals.
Hawaii	See “Getting Started – The Accumulation Period - Right to Examine”	If the Purchase Payment exceeds the Contract Value, the refund will be your Purchase Payment less withdrawals if the source of your Purchase Payment was new money, not a replacement.
Idaho	See “Getting Started – The Accumulation Period - Right to Examine”	If the Purchase Payment exceeds the Contract Value, the refund will be your Purchase Payment less withdrawals. You must return your Contract within 20 days of receipt, including replacement contracts.
Illinois	All references to “Allocation Options” See "Glossary – Terminally Ill, Terminal Illness”
The Declared Rate Account is not available
as an Allocation Option for Contracts issued
before May 25, 2024.
Terminally Ill, Terminal Illness – A life
expectancy of 24 months or less due to any
illness or accident.

State	Feature or Benefit	Variation
Indiana	See “Getting Started – The Accumulation Period - Right to Examine”
If the Purchase Payment exceeds the
Contract Value, the refund will be your
Purchase Payment less withdrawals if the
source of your Purchase Payment was a
replacement, not new money.
You must return your Contract within 10
days of receipt (20 days if it is a
replacement contract).

Kansas	See "Glossary – Terminally Ill, Terminal Illness”	Terminally Ill, Terminal Illness – A life expectancy of 24 months or less due to any illness or accident.
Louisiana	See “Getting Started – The Accumulation Period - Right to Examine”	If the Purchase Payment exceeds the Contract Value, the refund will be your Purchase Payment less withdrawals if the source of your Purchase Payment was new money, not a replacement.
Maryland	All references to “Allocation Options” See “Getting Started – The Accumulation Period - Right to Examine”
The Declared Rate Account is available as
an Allocation Option only for Contracts
issued on or before May 10, 2024 or on or
after September 25, 2024.
If the Purchase Payment exceeds the
Contract Value, the refund will be your
Purchase Payment less withdrawals if the
source of your Purchase Payment was new
money, not a replacement.
As of September 25, 2024, to purchase a
Contract, you, the Annuitant, and the
Covered Person must be at least Age 49
and no older than Age 85.

State	Feature or Benefit	Variation
Massachusetts
See "Glossary – Terminally Ill, Terminal
Illness”
See “Getting Started – The Accumulation
Period - Right to Examine”
See “Charges and Adjustments –
Surrender Charge”
See “Income Payments – The Payout
Period - Terms of Income Payments”
See “Other Information - Misstatement of
Age or Gender”

Terminally Ill, Terminal Illness – A life
expectancy of 24 months or less due to any
illness or accident.
If the Purchase Payment exceeds the
Contract Value, the refund will be your
Purchase Payment less withdrawals.
You must return your Contract within 10
days of receipt (20 days if it is a
replacement contract).
There is no Nursing Home or Hospital
waiver. The Terminal Illness waiver applies
to full surrenders only, not partial
withdrawals.
Income Options are not based on gender.
The amount of each payment depends on
all the items listed other than gender.
Income Options are not based on gender.
Only proof of age is required for
misstatement; proof of gender is not.

Minnesota	See “Getting Started – The Accumulation Period - Right to Examine”	If the Purchase Payment exceeds the Contract Value, the refund will be your Purchase Payment less withdrawals if the source of your Purchase Payment was a replacement, not new money.
Mississippi	See “Getting Started – The Accumulation Period - Right to Examine”	If the Purchase Payment exceeds the Contract Value, the refund will be your Purchase Payment less withdrawals if the source of your Purchase Payment was new money, not a replacement.
Missouri	All references to “Allocation Options” See “Getting Started – The Accumulation Period - Right to Examine”
The Declared Rate Account is not available
as an Allocation Option for Contracts issued
on or after May 25, 2024.
If the Purchase Payment exceeds the
Contract Value, the refund will be your
Purchase Payment less withdrawals.
You must return your Contract within 10
days of receipt (20 days if it is a
replacement contract).

Montana	See “Income Payments – The Payout Period - Terms of Income Payments” See “Other Information - Misstatement of Age or Gender”
Income Options are not based on gender.
The amount of each payment depends on
all the items listed other than gender.
Income Options are not based on gender.
Only proof of age is required for
misstatement; proof of gender is not.

State	Feature or Benefit	Variation
Nebraska	See “Getting Started – The Accumulation Period - Right to Examine”	If the Purchase Payment exceeds the Contract Value, the refund will be your Purchase Payment less withdrawals if the source of your Purchase Payment was new money, not a replacement.
Nevada	See “Getting Started – The Accumulation Period - Right to Examine”	If the Purchase Payment exceeds the Contract Value, the refund will be your Purchase Payment less withdrawals.
New Jersey	All references to “Allocation Options” See “Charges and Adjustments – Surrender Charge”	The Declared Rate Account is not available as an Allocation Option for Contracts issued before May 25, 2024. There is no Terminal Illness waiver.
New Hampshire	See “Getting Started – The Accumulation Period - Right to Examine”	If the Purchase Payment exceeds the Contract Value, the refund will be your Purchase Payment less withdrawals if the source of your Purchase Payment was new money, not a replacement.
North Carolina	See “Getting Started – The Accumulation Period - Right to Examine”	If the Purchase Payment exceeds the Contract Value, the refund will be your Purchase Payment less withdrawals if the source of your Purchase Payment was new money, not a replacement.
North Dakota	See “Getting Started – The Accumulation Period - Right to Examine””	You must return your Contract within 20 days of receipt (30 days if it is a replacement contract).
Ohio	All references to “Allocation Options”	The Declared Rate Account is not available as an Allocation Option for Contracts issued on or after May 25, 2024.
Oklahoma	See “Getting Started – The Accumulation Period - Right to Examine”
If the Purchase Payment exceeds the
Contract Value, the refund will be your
Purchase Payment less withdrawals.
You must return your Contract within 10
days of receipt (20 days if it is a
replacement contract).

Pennsylvania	All references to “Allocation Options”	The Declared Rate Account is not available as an Allocation Option for Contracts issued before May 25, 2024.
Rhode Island	See “Getting Started – The Accumulation Period - Right to Examine”
If the Purchase Payment exceeds the
Contract Value, the refund will be your
Purchase Payment less withdrawals if the
source of your Purchase Payment was new
money, not a replacement.
You must return your Contract within 20
days of receipt (30 days if it is a
replacement contract).

State	Feature or Benefit	Variation
South Carolina	See “Getting Started – The Accumulation Period - Right to Examine”	If the Purchase Payment exceeds the Contract Value, the refund will be your Purchase Payment less withdrawals if the source of your Purchase Payment was new money, not a replacement.
Tennessee	See “Getting Started – The Accumulation Period - Right to Examine”
You must return your Contract within 10
days of receipt (20 days if it is a
replacement contract).
If the Purchase Payment exceeds the
Contract Value, the refund will be your
Purchase Payment less withdrawals if the
source of your Purchase Payment was a
replacement, not new money.

Texas	See “Getting Started – The Accumulation Period - Owner” See “Getting Started – The Accumulation Period - Right to Examine” See “Charges and Adjustments – Surrender Charge”
The Owner has the right to assign the
Contract.
You must return your Contract within 20
days of receipt (30 days if it is a
replacement contract).
“Terminal Illness” is replaced with “Terminal
Disability”.

Utah	All references to “Allocation Options” See “Getting Started – The Accumulation Period - Owner” See “Getting Started – The Accumulation Period - Right to Examine”
The Declared Rate Account is not available
as an Allocation Option for Contracts issued
on or after May 25, 2024.
The Owner has the right to assign the
Contract.
If the Purchase Payment exceeds the
Contract Value, the refund will be your
Purchase Payment less withdrawals.

Vermont	See “Getting Started – The Accumulation Period - Right to Examine”	If the Purchase Payment exceeds the Contract Value, the refund will be your Purchase Payment less withdrawals if the source of your Purchase Payment was new money, not a replacement.
Virginia	All references to “Allocation Options” See “Charges and Adjustments – Surrender Charge”
The Declared Rate Account is available as
an Allocation Option only for Contracts
issued on or after May 10, 2024 or on or
after September 25, 2024.
“Terminal Illness” is replaced with “Terminal
Condition”

State	Feature or Benefit	Variation
Washington	All references to “Allocation Options” See “Getting Started – The Accumulation Period - Right to Examine” See “Charges and Adjustments – Surrender Charge”
The Declared Rate Account is not available
as an Allocation Option for Contracts issued
before May 25, 2024.
If the Purchase Payment exceeds the
Contract Value, the refund will be your
Purchase Payment less withdrawals.
You must return your Contract within 10
days of receipt (20 days if it is a
replacement contract).
The life expectancy to utilize the Terminal
Illness waiver is 24 months.

Wisconsin	See “Getting Started – The Accumulation Period - Owner”	The Owner has the right to assign the Contract.
Known Financial Intermediary Variations:

Intermediary	Feature or Benefit	Variation
Truist Investment Services	Allocation Options	The Dimensional US Small Cap Value Systematic Index is not available on the Contract Issue Date.
C-1

APPENDIX C: PREVIOUS VERSIONS OF GLWB RIDER BASE WITHDRAWAL PERCENTAGES AND
ANNUAL INCREASE PERCENTAGES

The following Base Withdrawal Percentages and Annual Increase Percentages are in effect for
Contracts issued from May 26, 2022 to December 9, 2022.

Age of Younger Covered Person as of the Contract Issue Date	Base Withdrawal Percentage		Annual Increase Percentage
	Single Life	Joint Life	Single Life	Joint Life
21 - 44	2.25%	1.75%	0.30%	0.30%
45	2.75%	2.25%	0.30%	0.30%
46	2.95%	2.45%	0.30%	0.30%
47	3.15%	2.65%	0.30%	0.30%
48	3.35%	2.85%	0.30%	0.30%
49	3.55%	3.05%	0.30%	0.30%
50	3.75%	3.25%	0.30%	0.30%
51	3.85%	3.35%	0.30%	0.30%
52	3.95%	3.45%	0.30%	0.30%
53	4.05%	3.55%	0.30%	0.30%
54	4.15%	3.65%	0.30%	0.30%
55	4.25%	3.75%	0.30%	0.30%
56	4.45%	3.95%	0.30%	0.30%
57	4.65%	4.15%	0.30%	0.30%
58	4.85%	4.35%	0.30%	0.30%
59	5.05%	4.55%	0.30%	0.30%
60	5.25%	4.75%	0.30%	0.30%
61	5.40%	4.90%	0.30%	0.30%
62	5.55%	5.05%	0.30%	0.30%
63	5.70%	5.20%	0.30%	0.30%
64	5.85%	5.35%	0.30%	0.30%
65	6.00%	5.50%	0.30%	0.30%
66	6.05%	5.55%	0.30%	0.30%
67	6.10%	5.60%	0.30%	0.30%
68	6.15%	5.65%	0.30%	0.30%
69	6.20%	5.70%	0.30%	0.30%
70	6.25%	5.75%	0.30%	0.30%
71	6.30%	5.80%	0.30%	0.30%
72	6.35%	5.85%	0.30%	0.30%
73	6.40%	5.90%	0.30%	0.30%
74	6.45%	5.95%	0.30%	0.30%
75	6.50%	6.00%	0.30%	0.30%
76	6.60%	6.10%	0.30%	0.30%
77	6.70%	6.20%	0.30%	0.30%
78	6.80%	6.30%	0.30%	0.30%
79	6.90%	6.40%	0.30%	0.30%
80+	7.00%	6.50%	0.30%	0.30%
C-2
The following Base Withdrawal Percentages and Annual Increase Percentages are in effect for
Contracts issued from February 11, 2021 to May 25, 2022.

Age of Younger Covered Person as of the Contract Issue Date	Base Withdrawal Percentage		Annual Increase Percentage
	Single Life	Joint Life	Single Life	Joint Life
21 - 44	2.00%	1.50%	0.30%	0.30%
45	2.50%	2.00%	0.30%	0.30%
46	2.70%	2.20%	0.30%	0.30%
47	2.90%	2.40%	0.30%	0.30%
48	3.10%	2.60%	0.30%	0.30%
49	3.30%	2.80%	0.30%	0.30%
50	3.50%	3.00%	0.30%	0.30%
51	3.60%	3.10%	0.30%	0.30%
52	3.70%	3.20%	0.30%	0.30%
53	3.80%	3.30%	0.30%	0.30%
54	3.90%	3.40%	0.30%	0.30%
55	4.00%	3.50%	0.30%	0.30%
56	4.20%	3.70%	0.30%	0.30%
57	4.40%	3.90%	0.30%	0.30%
58	4.60%	4.10%	0.30%	0.30%
59	4.80%	4.30%	0.30%	0.30%
60	5.00%	4.50%	0.30%	0.30%
61	5.10%	4.60%	0.30%	0.30%
62	5.20%	4.70%	0.30%	0.30%
63	5.30%	4.80%	0.30%	0.30%
64	5.40%	4.90%	0.30%	0.30%
65	5.50%	5.00%	0.30%	0.30%
66	5.50%	5.00%	0.30%	0.30%
67	5.50%	5.00%	0.30%	0.30%
68	5.50%	5.00%	0.30%	0.30%
69	5.50%	5.00%	0.30%	0.30%
70	5.50%	5.00%	0.30%	0.30%
71	5.60%	5.10%	0.30%	0.30%
72	5.70%	5.20%	0.30%	0.30%
73	5.80%	5.30%	0.30%	0.30%
74	5.90%	5.40%	0.30%	0.30%
75	6.00%	5.50%	0.30%	0.30%
76	6.10%	5.60%	0.30%	0.30%
77	6.20%	5.70%	0.30%	0.30%
78	6.30%	5.80%	0.30%	0.30%
79	6.40%	5.90%	0.30%	0.30%
80+	6.50%	6.00%	0.30%	0.30%
C-3
The following Base Withdrawal Percentages and Annual Increase Percentages are in effect for
Contracts issued from April 26, 2020 to February 10, 2021.

Age of Younger Covered Person as of the Contract Issue Date	Base Withdrawal Percentage		Annual Increase Percentage
	Single Life	Joint Life	Single Life	Joint Life
21 - 44	2.00%	1.50%	0.30%	0.30%
45	2.50%	2.00%	0.30%	0.30%
46	2.70%	2.20%	0.30%	0.30%
47	2.90%	2.40%	0.30%	0.30%
48	3.10%	2.60%	0.30%	0.30%
49	3.30%	2.80%	0.30%	0.30%
50	3.50%	3.00%	0.30%	0.30%
51	3.60%	3.10%	0.30%	0.30%
52	3.70%	3.20%	0.30%	0.30%
53	3.80%	3.30%	0.30%	0.30%
54	3.90%	3.40%	0.30%	0.30%
55	4.00%	3.50%	0.30%	0.30%
56	4.10%	3.60%	0.30%	0.30%
57	4.20%	3.70%	0.30%	0.30%
58	4.30%	3.80%	0.30%	0.30%
59	4.40%	3.90%	0.30%	0.30%
60	4.50%	4.00%	0.30%	0.30%
61	4.70%	4.20%	0.30%	0.30%
62	4.90%	4.40%	0.30%	0.30%
63	5.10%	4.60%	0.30%	0.30%
64	5.30%	4.80%	0.30%	0.30%
65	5.50%	5.00%	0.30%	0.30%
66	5.60%	5.10%	0.30%	0.30%
67	5.70%	5.20%	0.30%	0.30%
68	5.80%	5.30%	0.30%	0.30%
69	5.90%	5.40%	0.30%	0.30%
70	6.00%	5.50%	0.30%	0.30%
71	6.10%	5.60%	0.30%	0.30%
72	6.20%	5.70%	0.30%	0.30%
73	6.30%	5.80%	0.30%	0.30%
74	6.40%	5.90%	0.30%	0.30%
75	6.50%	6.00%	0.30%	0.30%
76	6.60%	6.10%	0.30%	0.30%
77	6.70%	6.20%	0.30%	0.30%
78	6.80%	6.30%	0.30%	0.30%
79	6.90%	6.40%	0.30%	0.30%
80+	7.00%	6.50%	0.30%	0.30%
C-4
The following Base Withdrawal Percentages and Annual Increase Percentages are in effect for
Contracts issued from August 19, 2019 to April 25, 2020.

Age of Younger Covered Person as of the Contract Issue Date	Base Withdrawal Percentage		Annual Increase Percentage
	Single Life	Joint Life	Single Life	Joint Life
21 - 54	2.50%	2.00%	0.30%	0.30%
55 - 59	3.50%	3.00%	0.30%	0.30%
60 - 64	4.50%	4.00%	0.30%	0.30%
65 - 69	5.50%	5.00%	0.30%	0.30%
70 - 74	6.00%	5.50%	0.30%	0.30%
75 - 79	6.50%	6.00%	0.30%	0.30%
80+	7.50%	7.00%	0.30%	0.30%
Registration statements relating to this offering have been filed with the Securities and Exchange
Commission (“SEC”). The Statement of Additional Information ("SAI") dated May 1, 2026 is part of a registration statement filed on Form N-4. The SAI contains additional information about MEMBERS Life
Insurance Company and the Contracts. The SAI is available free of charge. You may request a copy of the SAI or make inquiries regarding your Contract by writing to our Administrative Office at 2000 Heritage
Way, Waverly, Iowa 50677, or by calling 1-800-798-5500. This Prospectus and the SAI can also be obtained from the SEC’s website at www.sec.gov. The SAI is incorporated by reference into this
Prospectus.
Reports and other information about MEMBERS Life Insurance Company, including the SAI, may be obtained from the Commission’s Internet site at http://www.sec.gov and copies of this information may also be obtained, after paying a duplicating fee, by emailing the Commission at publicinfo@sec.gov.
Dealer Prospectus Delivery Obligations
All dealers that effect transactions in these securities are required to deliver a Prospectus.
EDGAR Contract Identifier:  C000256712

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2026
For
TRUSTAGE® ZONE INCOME ANNUITY
Offered by
MEMBERS LIFE INSURANCE COMPANY
2000 Heritage Way
Waverly, Iowa 50677-9202
(800) 798-5500
This Statement of Additional Information (“SAI”) is not a Prospectus.  It should be read in conjunction with the Prospectus for the TruStage® Zone Income Annuity, Single Premium Deferred Modified Guaranteed
Index Annuity Contract (the “Contract”), dated May 1, 2026 (as amended from time to time). The
Prospectus provides detailed information concerning the Contract, which is offered by MEMBERS Life
Insurance Company (the “Company,” “we,” “us,” or “our”), and the Investment Options available thereunder.
Capitalized terms used in this SAI that are not otherwise defined have the meanings set forth in the
Prospectus.
A copy of the Prospectus is available free of charge by writing to the Company’s Administrative Office
(2000 Heritage Way, Waverly, Iowa 50677-9202), by calling 1-800-798-5500 toll free, or by contacting your financial professional.

MEMBERS LIFE INSURANCE COMPANY
The depositor for the TruStage® Zone Income Annuity, MEMBERS Life Insurance Company (the
“Company”), is a wholly-owned direct subsidiary of CMFG Life Insurance Company (“CMFG Life”). The
Company was formed by CMFG Life on February 27, 1976, as a stock life insurance company under the laws of the State of Wisconsin for the purpose of writing credit disability insurance. The original name of the Company was CUDIS Insurance Society, Inc. On August 3, 1989, the Company’s name changed to
CUMIS Life Insurance, Inc., and was subsequently changed to its current name on January 1, 1993.
League Life Insurance Company (Michigan) merged into the Company on January 1, 1992, and
MEMBERS Life Insurance Company (Texas) merged into the Company on January 1, 1993. The
Company re-domiciled from Wisconsin to Iowa on May 3, 2007. The Company is 100% owned by CMFG
Life. On February 17, 2012, the Company’s Articles of Incorporation were amended and restated to change the Company’s purpose to be the writing of any and all of the lines of insurance and annuity business authorized by Iowa Code Chapter 508 and any other line of insurance or annuity business authorized by the laws of the State of Iowa. Currently, the Company has no employees.
CMFG Life is a stock insurance company organized on May 20, 1935, and domiciled in Iowa. CMFG Life is one of the world’s largest direct underwriters of credit life and disability insurance, and is a major provider of qualified pension products to credit unions. CMFG Life and its affiliated companies currently offer deferred and immediate annuities, individual term and permanent life insurance, and accident and health insurance. In 2012, CMFG Life was reorganized as a wholly-owned subsidiary of CUNA Mutual
Financial Group, Inc. which is a wholly-owned subsidiary of CUNA Mutual Holding Company, a mutual insurance holding company organized under the laws of the State of Iowa.
The Company is authorized to sell life, health, and annuity policies in all states in the U.S. and the District of Columbia, except New York.  As of December 31, 2025 and 2024, the Company had more than $373 million and $374 million in admitted assets and more than $3,627 million and $1,714 million of life insurance in force, respectively. Currently, the Company services existing blocks of individual and group life policies. In addition, in August 2013, the Company began issuing a single premium deferred index annuity under the name MEMBERS® Zone Annuity. In July 2016, the Company began issuing a flexible premium deferred variable and index-linked annuity contract under the name MEMBERS® Horizon
Flexible Premium Deferred Variable and Index Linked Annuity. In December 2018, the Company began issuing a flexible premium variable and index-linked annuity contract under the name TruStage® Horizon
II Annuity  contract. In August 2019, the Company began issuing a single premium deferred index annuity under the name TruStage® Zone Income Annuity. In July 2021, the Company began issuing a single premium deferred index annuity under the name TruStage® ZoneChoice Annuity. In May 2025, the
Company began issuing a single purchase payment deferred index-linked annuity under the name
TruStage® ZoneChoice Advantage Annuity. In September 2025, the Company began issuing a single purchase payment deferred index-linked annuity contract under the name TruStage® ZoneChoice Income
Annuity.
ADDITIONAL CONTRACT PROVISIONS
The Contract
The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

Surrender Charge and Market Value Adjustment Examples
The following are examples of partial withdrawals and full surrender with the application of the Surrender
Charge and Market Value Adjustment. These charges and adjustments are described in more detail in the
Prospectus.
The Surrender Charge is calculated as a percentage of the Contract Value withdrawn or surrendered that exceeds the Annual Free Withdrawal Amount during the first six Contract Years.
The Market Value Adjustment reflects, in part, the difference in yield of the Constant Maturity Treasury rate for a period consistent with the six-year term beginning on the first day of the six-year term and the yield of the Constant Maturity Treasury rate for a period starting on the date of surrender or partial withdrawal and ending on the last day of the six-year term. The Constant Maturity Treasury rate is a rate representing the average yield of various Treasury securities. The calculation also reflects in part the difference between the effective yield of the ICE BofAML Index 1-10 Year U.S. Corporate Constrained
Index, Asset Swap Spread (the “ICE BofAML Index”), a rate representative of investment grade corporate debt credit spreads in the U.S., on the first day of the six-year term and the effective yield of the ICE
BofAML Index at the time of surrender or partial withdrawal. The greater the difference in those yields, respectively, the greater the effect the Market Value Adjustment will have.
On any given Business Day, it is calculated using the following formula:
MVA = W x (MVAF – 1)
Where W = amount of withdrawal that is in excess of the Annual Free Withdrawal Amount for that Contract Year.
MVAF = ((1 + I + K)/(1 + J + L))^N
I = The Constant Maturity Treasury rate as of the first day of the six-year term for a maturity consistent with the six-year term.
J = The Constant Maturity Treasury rate as of the date of withdrawal for a maturity consistent with the remaining number of years (whole and partial) in the six-year term.
K = The ICE BofAML Index as of the first day of the six-year term.
L = The ICE BofAML Index as of the date of withdrawal.
N = The number of years (whole and partial) from the date of withdrawal until the last day of the six-year term.
We determine I based on the relevant six-year term. For example, for a six-year term, I corresponds to the 6-year Constant Maturity Treasury rate on the first day of the six-year term. We determine J when you take a partial withdrawal or surrender. For example, if you surrender the Contract two years into the term,
J would correspond to the Constant Maturity Treasury rate consistent with the time remaining in the term of four years (4 = 6 - 2). For I and J where there is no Constant Maturity Treasury rate declared, we will use linear interpolation of the Constant Maturity Rates Index with maturities closest to I and J to determine I and J.
The value of K and L on any Business Day will be equal to the closing value of the ICE BofAML Index on the previous Business Day.

The Company uses both the Constant Maturity Treasury rate and ICE BofAML Index in determining any
Market Value Adjustment since together both indices represent a broad mix of investments whose values may be affected by changes in market interest rates. If the publication of any component of the Market
Value Adjustment indices is discontinued or if the calculation of the Market Value Adjustment indices is changed substantially, we may substitute a new index for the discontinued or substantially changed index, subject to approval by the insurance department in your state. Before we substitute a Market Value
Adjustment index, we will notify you in writing of the substitution.
Examples
The examples below show how the Market Value Adjustment is calculated and how it may vary based on how the Constant Maturity Treasury (CMT) Rate and the ICE BofA Index have changed since the start of the six-year period. The examples also show how the surrender charge is calculated. The examples assume the withdrawals are not GLWB Payments and are therefore Excess Withdrawals.

Assumptions
Withdrawal on 2nd Contract Anniversary	$20,000
Contract Value on 2nd Contract Anniversary	$110,000
Contract Value after Withdrawal	$110,000 - $20,000 = $90,000
Annual Free Withdrawal Amount	$110,000 x 10% = $11,000
Surrender Charge Percentage	8%
Surrender Charge	8% x ($20,000 - $11,000) = $720
6-year CMT Rate (I) at Start of 6-year Period	2.50%
ICE BofA Index (K) at Start of 6-year Period	1.00%
Years Remaining in 6-Year Period (N)	6 - 2 = 4
Example A: Withdrawal with a Negative Market Value Adjustment
CMT Rate for the remaining Index period (J)	2.90%
ICE BofA Index at time of Withdrawal (L)	1.10%
MVAF = ((1 + I + K)/(1 + J + L))^N	((1 + 2.50% + 1.00%) / (1 + 2.90% + 1.10%))^4 = 0.9809075
Market Value Adjustment	($20,000 - $11,000) x (0.9809075 – 1) = -$171.83
Net Withdrawal	$20,000 - $720 +(-$171.83) = $19,108.17
Example B: Withdrawal with a Positive Market Value Adjustment
CMT for the remaining Index period (J)	2.10%
ICE BofA Index at time of Withdrawal (L)	0.90%
MVAF = ((1 + I + K)/(1 + J + L))^N	((1 + 2.50% + 1.00%) / (1 + 2.10% + 0.90%))^4 = 1.0195593
Market Value Adjustment	($20,000 - $11,000) x (1.0195593 - 1) = $176.03
Net Withdrawal	$20,000 - $720 + $176.03 = $19,456.03
PRINCIPAL UNDERWRITER
CUNA Brokerage Services, Inc. (“CBSI”) serves as principal underwriter (or distributor) for the Contract.
CBSI is a Wisconsin corporation and its home office is located at 2000 Heritage Way, Waverly, Iowa
50677. CBSI is our indirect, wholly-owned subsidiary, and is registered as a broker-dealer with the
Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as amended, as well as with the securities commissions in the states in which it operates, and is a member of the
Financial Industry Regulatory Authority, Inc.

CBSI enters into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services. Registered representatives of other selling firms are appointed as our insurance agents.
Until May 2022, CBSI offered securities directly to customers through its registered representatives, many of whom are also employed by CBSI’s affiliates or various credit unions. Pursuant to agreements between
CBSI and LPL Financial (“LPL”), most of them registered as LPL’s Selling Agents, and CBSI receives compensation from LPL for certain sales.
Selling firms pay their registered representatives a portion of the commissions received for their sales of the Contract. Registered representatives may also be eligible for various cash benefits and non-cash compensation programs, such as conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, where sales of the Contract help such registered representatives qualify. We may pay certain selling firms additional amounts for promoting the Contract and/or educating their registered representatives about the Contract. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.
CBSI received sales compensation with respect to the Contracts in the following amounts during the periods indicated:

Fiscal Year	Aggregate Amount of Commissions Paid to CBSI	Aggregate Amount of Commissions Retained by CBSI After Payments to its Registered Persons and Selling Firms
2025	$15,582,988	$3,363,453
2024	$15,873,656	$3,830,411
2023	$14,774,590	$3,606,990
In addition to the compensation paid for sales of the Contracts, we pay compensation when an Owner annuitizes all or a portion of his or her Contract and elects a life contingent annuity payout after the first
Contract Year.
INCOME PAYMENTS
We use fixed rates of interest to determine the amount of income payments payable under the Income
Payout Options. Income Payout Options offered under your Contract are described under “Income Payout
Options” in the Prospectus. Income Payout Options on a variable basis are not offered under your
Contract.
OTHER INFORMATION
A registration statement on Form N-4 (the “Registration Statement”) has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contract discussed in this SAI. Not all the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this SAI. Statements contained in this SAI concerning the content of the Contract and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the Prospectus filed with the SEC.
CUSTODIAN
Not applicable.

EXPERTS
The statutory basis financial statements of MEMBERS Life Insurance Company, incorporated by reference in the Registration Statement, have been audited by Deloitte & Touche LLP, an independent auditor, as stated in their report. Such report expresses an unmodified opinion on such financial statements prepared in accordance with the accounting practices prescribed or permitted by the Iowa
Department of Commerce, Insurance Division; and which expresses an adverse opinion that the statutory basis financial statements are not fairly presented in accordance with accounting principles generally accepted in the United States of America as the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive. Such financial statements are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 111 S. Wacker Dr., Chicago, Illinois 60606.
MEMBERS LIFE INSURANCE COMPANY FINANCIAL STATEMENTS
The Company's statutory basis financial statements are hereby incorporated by reference to the Form N-
VPFS filed with the SEC by the Company on April 1, 2026. You should consider the Company’s financial statements only as bearing on the Company’s ability to meet its obligations under your Contract.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
None

PART C
OTHER INFORMATION
Item 27.  Exhibits.

Exhibit Item Number	Description	Incorporated by Reference to	Filed Herewith
(a)	Board of Directors Resolution.
(a)(1)	Resolutions of the Board of Directors of MEMBERS Life Insurance Company (“MLIC”) authorizing the establishment of the TruStage Zone Income Annuity (the “Registrant”)	Incorporated herein by reference to the Post-Effective Amendment No. 1 of the Registration Statement on Form N-4, filed November 12, 2024 (File No. 333-276157).
(b)	Custodian Agreements – Not Applicable
(c)	Underwriting Contracts.
(c)(1)	Amended and Restated Distribution Agreement dated as of January 7, 2016 between MLIC and CUNA Brokerage Services, Inc. (“CBSI”)	Incorporated herein by reference to the initial filing of the MEMBERS Horizon Variable Separate Account on Form N-4, filed January 29, 2016 (File No. 333-207276)
(c)(2)	Form of Selling and Services Agreement	Incorporated herein by reference to the initial filing of the Registration Statement on Form S-1, filed April 6, 2016 (File No. 333-207222)
(c)(3)	Addendum to Selling and Service Agreement for Electronic Signature Agreement dated August 27, 2020	Incorporated herein by reference to the initial filing of the Registration Statement on Form S-1, filed January 21, 2021 (File No. 333-252290)
(c)(4)	Amended and Restated Expense Sharing Agreement dated January 1, 2015 between MLIC and CBSI	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of the Registrant, filed March 31, 2017 (File No. 333-207276)
(c)(5)	Amended and Restated Distribution Agreement dated Exhibit A dated September 2018 between MLIC and CBSI	Incorporated herein by reference to the Pre-Effective Amendment No. 1 filing of the MEMBERS Horizon Variable Separate Account on Form N-4 filed November 20, 2018 (File No. 333-226804)
(d)	Contracts.
(d)(1)	Form of Contract. (Form No. 2018- RILA)	Incorporated herein by reference to the initial filing of the Registrant on Form S-1, filed December 19, 2018 (File No. 333-228894)

(d)(2)	Form of Data Page. (Form No. 2018- RILADP)	Incorporated herein by reference to the initial filing of the Registrant on Form S-1, filed December 19, 2018 (File No. 333-228894)
(d)(4)	Form of Declared Rate Account Allocation Option Endorsement (Form No. 2018-RILA-DRAEND)	Incorporated herein by reference to the initial filing of the Registrant on Form S-1, filed December 19, 2018 (File No. 333-228894)
(d)(5)	Form of Guaranteed Lifetime Withdrawal Benefit Rider (Form No. 2018-RILA-GLWBRDR)	Incorporated herein by reference to the initial filing of the Registrant on Form S-1, filed December 19, 2018 (File No. 333-228894)
(d)(3)	Form of Guaranteed Lifetime Withdrawal Benefit (GLWB) Data Page (Form No. 2018-RILA-GLWBDP)	Incorporated herein by reference to the initial filing of the Registrant on Form S-1, filed December 19, 2018 (File No. 333-228894)
(e)	Applications.
(e)(1)	Form of Application. (Form No. 2018- RILAAPP)	Incorporated herein by reference to the initial filing of the Registrant on Form S-1, filed December 19, 2018 (File No. 333-228894)
(f)	Insurance Company’s Certificate of Incorporation and By-Laws.
(f)(1)	Articles of Incorporation of MLIC	Incorporated herein by reference to the initial filing of the MLIC Registration Statement on Form S-1, filed February 6, 2013 (File No. 333-186477)
(f)(2)	Bylaws of MLIC	Incorporated herein by reference to the initial filing of the MLIC Registration Statement on Form S-1, filed February 6, 2013 (File No. 333-186477)
(f)(3)	Amended and Restated Bylaws of MLIC	Incorporated herein by reference to the initial filing of the MEMBERS Horizon Variable Separate Account on Form N-4, filed January 29, 2016 (File No. 333-207276)
(g)	Reinsurance Contracts.
(g)(1)	Coinsurance Agreement	Incorporated herein by reference to the Pre-Effective Amendment No. 1 filing of the Registrant on Form S-1, filed August 7, 2019 (File No. 333-228894)
(g)(2)	Amended and Restated Coinsurance and Modified Coinsurance Agreement dated January 1, 2019 between MLIC and CMFG Life	Incorporated herein by reference to the Post-Effective Amendment No. 1 filing of the Registrant on Form S-1, filed April 17, 2020 (File No. 333-228894)

(g)(2)(a)	Amended and Restated Coinsurance and Modified Coinsurance Agreement dated February 4, 2021 between MLIC and CMFG Life	Incorporated herein by reference to the Post-Effective Amendment No. 1 filing of the Registrant on Form S-1, filed April 6, 2022 (File No. 333-250061)
(g)(2)(b)	Second Amendment to Amended and Restated Coinsurance and Modified Coinsurance Agreement dated November 23, 2021	Incorporated herein by reference to the Post-Effective Amendment No. 1 filing of the Registrant on Form S-1, filed April 6, 2022 (File No. 333-250061)
(g)(2)(c)	Third Amendment to Amended and Restated Coinsurance and Modified Coinsurance Agreement dated October 10, 2022	Incorporated herein by reference to the Post-Effective Amendment No. 6 filing of the Registrant on Form S-1, filed April 14, 2023 (File No. 333-250061)
(g)(2)(d)	Fourth Amendment to Amended and Restated Coinsurance and Modified Coinsurance Agreement dated April 17, 2023	Incorporated herein by reference to the Pre-Effective Amendment No. 1filing of the Registrant on Form S-1, filed April 19, 2024 (File No. 333-276157)
(g)(3)	Amended and Restated Coinsurance and Modified Coinsurance Agreement dated March 6, 2025		X
(g)(3)(a)	First Amendment to Amended and Restated Coinsurance and Modified Coinsurance Agreement dated May 23, 2025		X
(h)	Participation Agreements – Not Applicable
(i)	Administrative Contracts – Not Applicable
(j)	Other Material Contracts – Not Applicable
(k)	Legal Opinion
(k)(1)	Legal Opinion of Britney Schnathorst		X
(l)	Other Opinions.
(l)(1)	Consent of Independent Auditor		X
(m)	Omitted Financial Statements – Not Applicable
(n)	Initial Capital Agreements – Not Applicable
(o)	Form of Initial Summary Prospectus		X
(p)	Power of Attorney
(p)(1)	Powers of Attorney		X
(q)	Letter Regarding Change in Certifying Accountant – Not Applicable
(r)	Historical Current Limits on Index Gains		X

Item 28.  Directors and Officers of the Insurance Company.
Set forth below is information regarding the directors and principal officers of MLIC. Unless otherwise noted, the business address of each person below is:  5910 Mineral Point Road, Madison, Wisconsin
53705.

Name	Positions and Officers with Depositor
Tammy L. Schultz(2)	President and Director
Brian J. Borakove(1)	Treasurer
Paul D. Barbato(1)	Secretary and Director
Jennifer M. Kraus-Florin(1)	Director
Abigail R. Rodriguez(1)	Director
William A. Karls(1)	Director
(1)5910 Mineral Point Road, Madison, Wisconsin 53705
(2)440 Mt. Rushmore Road, Rapid City, South Dakota 57701
Item 29.  Persons Controlled by or Under Common Control with the Insurance Company or the
Registered Separate Account.
MLIC is a wholly-owned direct subsidiary of CMFG Life Insurance Company (“CMFG Life”). MLIC is a
stock life insurance company organized under the laws of the State of Iowa for the purpose of writing any and all of the lines of insurance and annuity business authorized by Iowa Code Chapter 508 and any other line of insurance or annuity business authorized by the laws of the State of Iowa.
Various companies and other entities are controlled by CMFG Life and may be considered to be under common control with MLIC. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.
CUNA Mutual Holding Company Organizational Chart
As of February 28, 2026
CUNA Mutual Holding Company is a mutual insurance holding company, and as such is controlled by its policy owners. CUNA Mutual Holding Company was formed under the Plan of Reorganization of CMFG
Life Insurance Company. CUNA Mutual Holding Company, either directly or indirectly, is the controlling company of the following wholly-owned subsidiaries:
TruStage Financial Group, Inc.
State of domiciled:  Iowa

	Entity			Ownership
1.	CUNA Mutual Global Holdings, Inc. State of domicile: Iowa			25.58% TruStage Financial Group, Inc. 74.42% CMFG Life Insurance Company
2.	TruStage Ventures, LLC State of domicile: Iowa			100%
	a.	Happy Monday Holdings, Inc. State of domicile: Delaware		46.6%
		1.	Happy Money, Inc. State of domicile: Delaware	100%

3.	TruStage Ventures Discovery Fund, LLC State of domicile: Iowa				100%
4.	CMFG Life Insurance Company State of domicile: Iowa				100%

CMFG Life Insurance Company, either directly or indirectly, is the controlling company of the following wholly-owned subsidiaries, all of which are included in the CMFG Life Insurance
Company’s consolidated financial statements:

	A.	CUNA Mutual Investment Corporation owns the following: State of domicile: Wisconsin			100%
		1.	CUMIS Insurance Society, Inc. owns the following: State of domicile: Iowa		100%
			a.	CUMIS Specialty Insurance Company, Inc. State of domicile: Iowa	100%
			b.	CUMIS Mortgage Reinsurance Company State of domicile: Wisconsin	100%
		2.	CUNA Brokerage Services, Inc. State of domicile: Wisconsin		100%
		3.	CUNA Mutual Insurance Agency, Inc. State of domicile: Wisconsin		100%
		4.	CUMIS Vermont, Inc. State of domicile: Vermont		100%
		5.	International Commons, Inc. State of domicile: Wisconsin		100%
		6.	MEMBERS Capital Advisors, Inc. State of domicile: Iowa		100%
			a.	MCA Fund I GP LLC State of domicile: Delaware	100%
			b.	MCA Fund II GP LLC State of domicile: Delaware	100%
			c.	MCA Fund III GP LLC State of domicile: Delaware	100%
			d.	MCA Fund IV GP LLC State of domicile: Delaware	100%
			e.	MCA Fund V GP LLC State of domicile: Delaware	100%
			f.	MCA Fund VI GP LLC State of domicile: Delaware	100%
		7.	CPI Qualified Plan Consultants, Inc. State of domicile: Delaware		100%
	B.	5910 Investments, LLC State of domicile: Delaware			100%
	C.	TruStage Insurance Agency, LLC State of domicile: Iowa			100%
	D.	CUNA Mutual Management Services, LLC State of domicile: Iowa			100%
		1.	Compliance Systems, LLC State of domicile: Michigan		100%
		2.	ForeverCar Holdings, LLC State of domicile: Delaware		100%
			a.	ForeverCar LLC State of domicile: Illinois	100%

			b.	ForeverCar Consumer Credit LLC State of domicile: Illinois	100%
	E.	MCA Fund I Holding LLC State of domicile: Delaware			100%
	F.	AdvantEdge Digital, LLC State of domicile: Iowa			100%
	G.	MCA Fund II Holding LLC State of domicile: Delaware			100%
	H.	MCA Fund III Holding LLC State of domicile: Delaware			100%
	I.	American Memorial Life Insurance Company State of domicile: Iowa			100%
	J.	Union Security Insurance Company State of domicile: Iowa			100%
	K.	Family Considerations, Inc. State of domicile: Georgia			100%
	L.	Mt. Rushmore Road, LLC State of domicile: Delaware			100%
	M.	PPP Services, LLC State of domicile: Delaware			100%
	N.	MCA Fund IV Holding LLC State of domicile: Delaware			100%
	O.	MEMBERS Life Insurance Company State of domicile: Iowa			100%
5.	CUNA Mutual Holding Company either directly or indirectly, is the controlling company of the following:
	A.	CUNA Mutual International Finance, Ltd. Domicile: Cayman Islands			100% CUNA Mutual Global Holdings, Inc.
	B.	CUNA Mutual International Holdings, Ltd. Domicile: Cayman Islands			100% CUNA Mutual International Finance, Ltd.
	C.	TruStage Global Holdings, ULC Domicile: Alberta, Canada			100% TruStage Financial Group, Inc.
		1.	TruStage Life of Canada (“TLOC”) Domicile: Toronto, Canada		100% TruStage Global Holdings,
			a.	Association for Personal Resource Planning of Canada Domicile: Ontario, Canada	100% TLOC
		2.	Family Side, Inc. Domicile: Ontario, Canada		100% TruStage Global Holdings,
	D.	CUNA Caribbean Holdings St. Lucia, Ltd. Domicile: St. Lucia			100% CUNA Mutual International
		1.	CUNA Caribbean Insurance Jamaica Limited Domicile: Jamaica		100%
		2.	CUNA Caribbean Insurance OECS Limited Domicile: St. Lucia		100%
		3.	CUNA Mutual Insurance Society Dominicana, S.A. Domicile: Dominican Republic		99.99%
			a.	TruStage Costa Rica, S.A. Domicile: Costa Rica	100%

4.	CUNA Caribbean Insurance Society Limited Domicile: Trinidad and Tobago	100%
5.	TFG Bermuda Reinsurance Company, Ltd. Domicile: Bermuda	100% by CMFG Life Insurance Company

Item 30.  Indemnification.
(a)Indemnification of Directors and Officers.  Section 490.202 of the Iowa Business Corporation Act
(the “IBCA”), provides that a corporation's articles of incorporation may contain a provision eliminating or limiting the personal liability of a director to the corporation or its shareholders for monetary damages for any action taken, or failure to take action, as a director, except liability for (1) the amount of a financial benefit received by a director to which the director is not entitled, (2) an intentional infliction of harm on MEMBERS Life Insurance Company (the “Registrant,” “we,” “our,” or “us”) or the
shareholders, (3) a violation of Section 490.833 of the IBCA or (4) an intentional violation of criminal law.
Further, Section 490.851 of the IBCA provides that a corporation may indemnify its directors who may be party to a proceeding against liability incurred in the proceeding by reason of such person serving in the capacity of director, if such person has acted in good faith and in a manner reasonably believed by the individual to be in the best interests of the corporation, if the director was acting in an official capacity, and in all other cases that the individual's conduct was at least not opposed to the best interests of the corporation, and in any criminal proceeding if such person had no reasonable cause to believe the individual's conduct was unlawful or the director engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the articles of incorporation.  The indemnity provisions under Section 490.851 do not apply (i) in the case of actions brought by or in the right of the corporation except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct set forth above or (ii) in connection with any proceedings with respect to conduct for which the director was adjudged liable on the basis that the director received a financial benefit to which the director was not entitled, whether or not involving action in the director's official capacity.
In addition, Section 490.852 of the IBCA provides mandatory indemnification of reasonable expenses incurred by a director who is wholly successful in defending any action in which the director was a party because the director is or was a director of the corporation. A director who is a party to a proceeding because the person is a director may also apply for court-ordered indemnification and advance of expenses under Section 490.854 of the IBCA.
Section 490.853 of the IBCA provides that a corporation may, before final disposition of a proceeding, advance funds to pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding because such person is a director if the director delivers the following to the corporation: (1) a written affirmation that the director has met the standard of conduct described above or that the proceeding involved conduct for which liability has been eliminated under the corporation's articles of incorporation and (2) the director's written undertaking to repay any funds advanced if the director is not entitled to mandatory indemnification under Section 490.852 of the
IBCA and it is ultimately determined that the director has not met the standard of conduct described above.
Under Section 490.856 of the IBCA, a corporation may indemnify and advance expenses to an officer of the corporation who is a party to a proceeding because such person is an officer, to the same extent as a director. In addition, if the person is an officer but not a director, further indemnification may be provided by the corporation's articles of incorporation or bylaws, a resolution of the board of directors or by contract, except liability for (1) a proceeding by or in the right of the corporation other than for reasonable expenses incurred in connection with the proceeding and (2) conduct that constitutes receipt by the officer of a financial benefit to which the officer is not entitled, an intentional infliction of harm on the corporation or the shareholders or an intentional violation of criminal law.
Such indemnification is also available to an officer who is also a director if the basis on which the officer is made a party to a proceeding is an act taken or a failure to take action solely as an officer.
Our Amended and Restated Articles of Incorporation provide that our directors will not be liable to us or our shareholders for money damages for any action taken, or any failure to take any action, as a director, except liability for (1) the amount of a financial benefit received by a director to which the director is not entitled, (2) an intentional infliction of harm on the Registrant or the shareholders, (3) a violation of Section 490.833 of the IBCA or (4) an intentional violation of criminal law.
Our Amended and Restated Articles of Incorporation also provide that we indemnify each of our directors or officers for any action taken, or any failure to take any action, as a director or officer except liability for (1) the amount of a financial benefit received by a director to which the director is not entitled, (2) an intentional infliction of harm on the Registrant or the shareholders, (3) a violation of
Section 490.833 of the IBCA or (4) an intentional violation of criminal law. Additionally, the Registrant is required to exercise all of its permissive powers as often as necessary to indemnify and advance expenses to its directors and officers to the fullest extent permitted by law.
Our Bylaws also provide indemnification to our directors on the same terms as the indemnification provided in our Amended and Restated Articles of Incorporation. Our Bylaws also provide for advances of expenses to our directors and officers. The indemnification provisions of our Bylaws are not exclusive of any other right which any person seeking indemnification may have or acquire under any statute, our Amended and Restated of Incorporation or any agreement, vote of stockholders or disinterested directors or otherwise.
Section 490.857 of the IBCA provides that a corporation may purchase and maintain insurance on behalf of a person who is a director or officer of a corporation, or who, while a director or officer of a corporation, serves at the corporation's request as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity, against liability asserted against or incurred by that person in that capacity or arising from that person's status as a director or officer, whether or not the corporation would have the power to indemnify or advance expenses to that person against the same liability under the IBCA. As permitted by and in accordance with Section 490.857 of the IBCA, we maintain insurance coverage for our officers and directors as well as insurance coverage to reimburse us for potential costs for indemnification of directors and officers.
(b)Indemnification of Principal Underwriters. Pursuant to the Distribution Agreement with CBSI, MLIC has agreed to indemnify CBSI and CBSI’s directors, shareholders, officers, agents and employees and hold each of them harmless from and against any losses, damages, judgments and other costs, fees and expenses, including reasonable attorneys’ fees, resulting from any breach by MLIC of the
Distribution Agreement or from the gross negligence, fraud or willful misconduct of employees and permissible contractors and agents of MLIC.
(c)Undertaking. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the
Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 31.  Principal Underwriter.
(a) CUNA Brokerage Services, Inc. (“CBSI”), an affiliate of MLIC, is the principal underwriter for the
Insurance Company. In addition, CBSI is the principal underwriter for CMFG Variable Annuity
Account, CMFG Variable Life Insurance Account, and MEMBERS Horizon Variable Separate Account.
The principal business address of CBSI is 2000 Heritage Way, Waverly, Iowa 50677-9202.
(b)  Set forth below is certain information regarding the directors and principal officers of CBSI.

Name	Positions and Offices with Principal Underwriter
Paul D. Barbato*	Secretary
Joe Boen****	Director and President
Jenny Brock*	Treasurer
Katherine Castro*	Assistant Secretary
Christopher Copeland*	Director
Melissa Haberstich**	Chief Compliance Officer
William A. Karls*	Director
Barth T. Thomas*	Director
Tammy Schultz***	Director
  *The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin
53705.
**The principal business address of this persons is:  2000 Heritage Way, Waverly, Iowa 50677.
***The principal business address of this person is:  440 Mt. Rushmore Road, Rapid City, South Dakota
57701.
****The principal business address of this person is:  2812 Pocock Road, Monkton, Maryland 21111.
(c)  CBSI is the only principal underwriter. The services provided by CBSI are described in the Distribution
Agreement and Servicing Agreement filed as exhibits to this Registration Statement.

Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Compensation
CUNA Brokerage Services, Inc.	$15,582,988*	$0*	$3,363,453*	$12,219,536*
*Information for fiscal year ended December 31, 2025.

Item 31A.  Information about Contracts with Index-Linked Options and Fixed Options Subject to a
Contract Adjustment.

Name of the Contract	Number of Contracts outstanding	Total value attributable the Index-and/ or Fixed Option subject to an Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
TruStage Zone Income Annuity	10,596	2,499,694,98 9	984	212,960,208	112,290,896	No
*Information for fiscal year ended December 31, 2025.
Item 32.  Location of Accounts and Records.
Not applicable.
Item 33.  Management Services
Not applicable.
Item 34.  Fee Representation and Undertakings
The Company hereby undertakes the following:
1.To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section
10(a)(3) of the Securities Act; and
2.That, for the purpose of determining any liability under the Securities Act, each such post-
effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, and State of Wisconsin on this day of 14th day of April, 2026.
MEMBERS LIFE INSURANCE COMPANY (Registrant)
By: /s/Tammy L. Schultz
Tammy L. Schultz, President
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and as of the dates indicated:

Signature	Title	Date
*	President and Director (Principal Executive Officer)	April 14, 2026
Tammy L. Schultz
*	Treasurer (Principal Financial & Accounting Officer)	April 14, 2026
Brian J. Borakove
*	Director	April 14, 2026
Jennifer M. Kraus-Florin
*	Director	April 14, 2026
Abigail R. Rodriguez
*	Director	April 14, 2026
William A. Karls
*	Director and Secretary	April 14, 2026
Paul D. Barbato
*By: /s/Britney Schnathorst
Britney Schnathorst
*Pursuant to Power of Attorney dated April 14, 2026, filed electronically with this Registration
Statement on Form N-4 (File No. 333-276157), filed with the Commission on April 14, 2026.